Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Entity Registrant Name	CREDIT SUISSE AG
Entity Central Index Key	0001053092
Document Type	6-K
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	43,996,652
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	H1

Consolidated statements of operations (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Interest and dividend income	10,772	12,061
Interest expense	(6,494)	(8,785)
Net interest income	4,278	3,276
Commissions and fees	6,840	6,158
Trading revenues	2,164	1,441
Other revenues	660	1,162
Net revenues	13,942	12,037
Provision for credit losses	37	32
Compensation and benefits	5,923	6,691
General and administrative expenses	3,694	3,320
Commission expenses	935	860
Total other operating expenses	4,629	4,180
Total operating expenses	10,552	10,871
Income from continuing operations before taxes	3,353	1,134
Income tax expense	939	277
Net income	2,414	857
Net income/(loss) attributable to noncontrolling interests	535	288
Net income attributable to shareholders	1,879	569

Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Comprehensive income (CHF million)
Net income	2,414	857
Gains/(losses) on cash flow hedges	(17)	1
Foreign currency translation	768	(113)
Unrealized gains/(losses) on securities	(10)	122
Actuarial gains/(losses)	28	26
Other comprehensive income/(loss), net of tax	769	36
Comprehensive income/(loss)	3,183	893
Comprehensive income/(loss) attributable to noncontrolling interests	765	331
Comprehensive income/(loss) attributable to shareholders	2,418	562

Consolidated balance sheets (CHF) In Millions, except Share data, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Assets (CHF million)
Cash and due from banks	57,529		61,376
of which reported at fair value	386		569
Interest-bearing deposits with banks	2,308		3,719
of which reported at fair value	396		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,395		183,446
of which reported at fair value	99,972		113,664
Securities received as collateral, at fair value	21,675		30,045
of which encumbered	17,100		17,767
Trading assets, at fair value	246,012		256,602
of which encumbered	68,048		70,948
Investment securities	2,072		1,939
of which reported at fair value	2,072		1,939
Other investments	11,430		11,816
of which reported at fair value	8,507		8,892
Net loans	229,743		227,498
of which reported at fair value	19,569		20,000
of which encumbered	568		535
allowance for loan losses	(713)		(721)
Premises and equipment	5,260		5,416
Goodwill	7,676		7,510
Other intangible assets	237		243
of which reported at fair value	39		43
Brokerage receivables	72,246		45,768
Other assets	72,633		72,782
of which reported at fair value	38,138		37,259
of which encumbered	674		1,495
Total assets	902,216		908,160
Liabilities and equity (CHF million)
Due to banks	29,554		30,574
of which reported at fair value	1,916		3,431
Customer deposits	316,482		297,690
of which reported at fair value	3,588		4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	99,073		132,721
of which reported at fair value	79,443		108,784
Obligation to return securities received as collateral, at fair value	21,675		30,045
Trading liabilities, at fair value	89,943		91,091
Short-term borrowings	20,976		14,838
of which reported at fair value	5,620		4,513
Long-term debt	132,789		146,997
of which reported at fair value	63,343		64,774
Brokerage payables	91,404		64,676
Other liabilities	55,863		57,367
of which reported at fair value	23,698		26,799
Total liabilities	857,759		865,999
Common shares	4,400		4,400
Additional paid-in capital	28,212		28,686
Retained earnings	15,392		13,637
Accumulated other comprehensive income/(loss)	(11,417)		(11,956)
Total shareholders' equity	36,587		34,767
Noncontrolling interests	7,870		7,394
Total equity	44,457		42,161
Total liabilities and equity	902,216		908,160
Additional share information
Par value (in CHF per share)	100		100
Issued shares (in shares)	43,996,652		43,996,652
Common shares outstanding (in shares)	43,996,652	[1]	43,996,652	[1]
Consolidated VIEs
Assets (CHF million)
Cash and due from banks	1,592		1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336		117
Trading assets, at fair value	3,850		4,697
Investment securities	175		23
Other investments	2,196		2,289
Net loans	4,566		6,053
Premises and equipment	528		546
Other assets	15,409		14,508
Liabilities and equity (CHF million)
Customer deposits	167		247
Trading liabilities, at fair value	106		125
Short-term borrowings	4,450		5,779
Long-term debt	15,450		14,532
Other liabilities	1,140		1,164

[1]	The Bank's total share capital is fully paid and consists of 43,996,652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.

Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares and participation certificates	Additional paid-in capital		Retained earnings	Treasury shares, at cost		Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2011		38,351	29,403	4,400	24,134		11,824	0		(10,955)	8,948
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		166	252		252						(86)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(331)									(331)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		131									131
Net income/(loss)		857	569				569				288
Total other comprehensive income/(loss), net of tax		36	(7)							(7)	43
Share-based compensation, net of tax		(211)	(209)		(209)						(2)
Dividends on share-based compensation, net of tax		(53)	(53)		(53)
Dividends paid		(175)	(150)				(150)
Cash dividends paid to noncontrolling interest holders											(25)
Changes in redeemable noncontrolling interests		(6)	(6)		(6)
Change in scope of consolidation, net		121									121
Other		(15)	(15)				(15)
Balance at Jun. 30, 2012		38,871	29,784	4,400	24,118		12,228	0		(10,962)	9,087
Balance at Dec. 31, 2012		42,161	34,767	4,400	28,686		13,637	0	[1]	(11,956)	7,394
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[2],[3]	(606)									(606)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[3]	333									333
Net income/(loss)		2,414	1,879				1,879				535
Total other comprehensive income/(loss), net of tax		769	539							539	230
Share-based compensation, net of tax		(382)	(381)		(381)	[4]					(1)
Dividends on share-based compensation, net of tax		(88)	(88)		(88)
Dividends paid		(147)	(124)				(124)
Cash dividends paid to noncontrolling interest holders											(23)
Changes in redeemable noncontrolling interests		(5)	(5)		(5)
Change in scope of consolidation, net		8									8
Balance at Jun. 30, 2013		44,457	36,587	4,400	28,212		15,392	0	[1]	(11,417)	7,870

[1]	Reflects Credit Suisse Group shares which are reported as treasury shares. Those shares are held to economically hedge share award obligations.
[2]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[3]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[4]	Includes a net tax charge of CHF 11 million from the excess recognized compensation expense over fair value of shares delivered.

Consolidated statements of changes in equity (Parenthetical) (CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Tax benefit (charge) from the excess fair value of compensation expense	(11)

Consolidated statements of cash flows (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Operating activities of continuing operations (CHF million)
Net income	2,414	857
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations (CHF million)
Impairment, depreciation and amortization	663	611
Provision for credit losses	37	32
Deferred tax provision/(benefit)	616	(65)
Share of net income/(loss) from equity method investments	139	49
Trading assets and liabilities, net	13,675	(13,363)
(Increase)/decrease in other assets	(22,959)	(6,377)
Increase/(decrease) in other liabilities	22,179	6,659
Other, net	(2,187)	1,554
Total adjustments	12,163	(10,900)
Net cash provided by/(used in) operating activities of continuing operations	14,577	(10,043)
Investing activities of continuing operations (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1,559	(269)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,007	10,355
Purchase of investment securities	(212)	(25)
Proceeds from sale of investment securities	36	339
Maturities of investment securities	39	106
Investments in subsidiaries and other investments	(639)	(615)
Proceeds from sale of other investments	1,348	1,056
(Increase)/decrease in loans	(1,774)	(5,385)
Proceeds from sale of loans	484	522
Capital expenditures for premises and equipment and other intangible assets	(436)	(664)
Proceeds from sale of premises and equipment and other intangible assets	8	8
Other, net	(2)	2,031
Net cash provided by/(used in) investing activities of continuing operations	14,418	7,459
Financing activities of continuing operations (CHF million)
Increase/(decrease) in due to banks and customer deposits	14,821	(3,007)
Increase/(decrease) in short-term borrowings	5,896	(7,814)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,364)	11,587
Issuances of long-term debt	17,017	18,994
Repayments of long-term debt	(33,087)	(27,439)
Dividends paid/capital repayments	(147)	(176)
Excess tax benefits related to share-based compensation	0	14
Other, net	(1,094)	(850)
Net cash provided by/(used in) financing activities of continuing operations	(33,958)	(8,691)
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	1,116	(199)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	(3,847)	(11,474)
Cash and due from banks at beginning of period	61,376	111,224
Cash and due from banks at end of period	57,529	99,750
Cash paid for income taxes and interest (CHF million)
Cash paid for income taxes	439	478
Cash paid for interest	6,436	8,538
Assets acquired and liabilities assumed in business acquisitions (CHF million)
Fair value of assets acquired	0	2,418
Fair value of liabilities assumed	0	2,418

Summary of significant accounting policies	6 Months Ended
Jun. 30, 2013
Summary of significant accounting policies
Note 1 Summary of significant accounting policies

Basis of presentation

The accompanying unaudited condensed consolidated financial statements of Credit Suisse AG (the Bank) are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2012, included in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2012 (Credit Suisse Annual Report 2012).

> Refer to “Note 1 – Summary of significant accounting policies” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for a description of the Bank’s significant accounting policies.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP but not required for interim reporting purposes has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions, which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recently issued accounting standards	6 Months Ended
Jun. 30, 2013
Recently issued accounting standards
Note 2 Recently issued accounting standards

> Refer to “Note 2 – Recently issued accounting standards” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for a complete description of recently adopted accounting standards.

> Refer to “Note 2 – Recently issued accounting standards” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 for the most recently adopted accounting standards and standards to be adopted in future periods.

The impact on the Bank’s and Group’s financial condition, results of operations or cash flows was or is expected to be identical.

Business developments	6 Months Ended
Jun. 30, 2013
Business developments and subsequent events
Note 3 Business developments and subsequent events

On July 1, 2013, the sale of Credit Suisse's exchange-traded funds business to BlackRock was completed. Related gains of approximately CHF 140 million will be recognized in 3Q13.

In April 2013, Credit Suisse announced an agreement to sell Strategic Partners, Credit Suisse’s dedicated secondary private equity business, to Blackstone. The transaction is expected to close by the end of 3Q13.

In March 2013, Credit Suisse announced that it signed an agreement to acquire Morgan Stanley’s private wealth management businesses in Europe, Middle East and Africa, excluding Switzerland. The businesses with a total of over USD 13.0 billion of assets under management as of the announcement date are based in the UK, Italy and Dubai, serving predominantly international ultra-high-net-worth individual and high-net-worth individual clients across Europe. The acquisition is structured as an asset purchase for the businesses involved. Subject to satisfying certain closing conditions, the acquisition is scheduled to close later in 2013.

In March 2013, Credit Suisse signed an agreement to sell JO Hambro, a London-based investment management boutique, offering discretionary portfolio management services for some of Credit Suisse’s domestic high-net-worth individual clients in the UK. The transaction is expected to close in 3Q13.

Discontinued operations	6 Months Ended
Jun. 30, 2013
Discontinued operations	Note 4 Discontinued operations The Bank did not discontinue any material operations in 6M13.

Segment information	6 Months Ended
Jun. 30, 2013
Segment information
Note 5 Segment information

Overview

For purpose of presentation of reportable segments, the Bank has included accounts of affiliate entities wholly owned by the same parent which are managed together with the operating segments of the Bank. These affiliate entities include certain bank and trust affiliates, primarily managed by Private Banking & Wealth Management. Income from continuing operations before taxes of these non-consolidated affiliate entities included in the segment presentation for 6M13 and 6M12 were CHF 121 million and CHF 144 million, respectively. For the same periods, net revenues of these non-consolidated affiliate entities included in the segment presentation were CHF 328 million and CHF 347 million, respectively. Total assets of these non-consolidated affiliate entities included in the segment presentation as of June 30, 2013 and December 31, 2012 were CHF 25.7 billion and CHF 25.8 billion, respectively.

> Refer to “Note 5 – Segment information” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 for further information.

Net revenues and income before taxes

in	6M13	6M12
Net revenues (CHF million)
Private Banking & Wealth Management	6,709	6,873
Investment Banking	7,345	6,710
Adjustments [1,2]	(112)	(1,546)
Net revenues	13,942	12,037
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	1,798	1,928
Investment Banking	2,054	1,221
Adjustments [1,3]	(499)	(2,015)
Income before taxes	3,353	1,134
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF 229 million and CHF 229 million in 6M13 and 6M12, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF 210 million and CHF 203 million in 6M13 and 6M12, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets

end of	6M13	2012
Total assets (CHF million)
Private Banking & Wealth Management	279,340	275,683
Investment Banking	561,980	563,758
Adjustments [1]	60,896	68,719
Total assets	902,216	908,160
Beginning in 1Q13, segment assets exclude intra-Group balances between the segments. Prior period has been reclassified to conform to the current presentation.
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

Net interest income	6 Months Ended
Jun. 30, 2013
Net interest income
Note 6 Net interest income

in	6M13	6M12
Net interest income (CHF million)
Loans	2,137	2,171
Investment securities	16	36
Trading assets	6,130	7,088
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,376	1,558
Other	1,113	1,208
Interest and dividend income	10,772	12,061
Deposits	(506)	(730)
Short-term borrowings	(33)	(36)
Trading liabilities	(3,098)	(4,552)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(733)	(897)
Long-term debt	(2,003)	(2,417)
Other	(121)	(153)
Interest expense	(6,494)	(8,785)
Net interest income	4,278	3,276

Commissions and fees	6 Months Ended
Jun. 30, 2013
Commissions and fees
Note 7 Commissions and fees

in	6M13	6M12
Commissions and fees (CHF million)
Lending business	910	652
Investment and portfolio management	1,998	1,943
Other securities business	50	17
Fiduciary business	2,048	1,960
Underwriting	898	722
Brokerage	2,154	1,869
Underwriting and brokerage	3,052	2,591
Other services	830	955
Commissions and fees	6,840	6,158

Trading revenues	6 Months Ended
Jun. 30, 2013
Trading revenues
Note 8 Trading revenues

in	6M13	6M12
Trading revenues (CHF million)
Interest rate products	595	411
Foreign exchange products	897	481
Equity/index-related products	479	932
Credit products	(44)	(828)
Commodity, emission and energy products	191	88
Other products	46	357
Total	2,164	1,441
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Other revenues	6 Months Ended
Jun. 30, 2013
Other revenues
Note 9 Other revenues

in	6M13	6M12
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	249	214
Loans held-for-sale	(3)	(19)
Long-lived assets held-for-sale	(22)	(5)
Equity method investments	60	58
Other investments	102	350
Other	274	564
Other revenues	660	1,162

Provision for credit losses	6 Months Ended
Jun. 30, 2013
Provision for credit losses
Note 10 Provision for credit losses

in	6M13	6M12
Provision for credit losses (CHF million)
Provision for loan losses	32	23
Provision for lending-related and other exposures	5	9
Provision for credit losses	37	32

Compensation and benefits	6 Months Ended
Jun. 30, 2013
Compensation and benefits
Note 11 Compensation and benefits

in	6M13	6M12
Compensation and benefits (CHF million)
Salaries and variable compensation	4,996	5,731
Social security	443	456
Other [1]	484	504
Compensation and benefits [2]	5,923	6,691
1 Includes pension and other post-retirement expense of CHF 319 million and CHF 383 million in 6M13 and 6M12, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 144 million and CHF 168 million as of 6M13 and 6M12, respectively.

General and administrative expenses	6 Months Ended
Jun. 30, 2013
General and administrative expenses
Note 12 General and administrative expenses

in	6M13	6M12
General and administrative expenses (CHF million)
Occupancy expenses	567	581
IT, machinery, etc.	760	708
Provisions and losses	443	72
Travel and entertainment	176	185
Professional services	901	886
Amortization and impairment of other intangible assets	13	14
Other	834	874
General and administrative expenses	3,694	3,320

Trading assets and liabilities	6 Months Ended
Jun. 30, 2013
Trading assets and liabilities
Note 13 Trading assets and liabilities

end of	6M13	2012
Trading assets (CHF million)
Debt securities	116,924	135,814
Equity securities [1]	78,368	74,945
Derivative instruments [2]	39,329	33,416
Other	11,391	12,427
Trading assets	246,012	256,602
Trading liabilities (CHF million)
Short positions	49,244	51,501
Derivative instruments [2]	40,699	39,590
Trading liabilities	89,943	91,091
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

end of	6M13	2012
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,566	36,715
Cash collateral received	28,027	33,274
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,215	10,904
Cash collateral received	13,043	12,224
1 Recorded as cash collateral netting on derivative instruments in Note 19 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 16 – Other assets and other liabilities.

Investment securities	6 Months Ended
Jun. 30, 2013
Investment securities
Note 14 Investment securities

end of	6M13	2012
Investment securities (CHF million)
Securities available-for-sale	2,072	1,939
Total investment securities	2,072	1,939

Investment securities by type

	6M13				2012
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
6M13 (CHF million)
Debt securities issued by foreign governments	1,309	45	0	1,354	1,288	67	0	1,355
Corporate debt securities	446	0	0	446	465	0	0	465
Collateralized debt obligations	174	1	0	175	23	1	0	24
Debt securities available-for-sale	1,929	46	0	1,975	1,776	68	0	1,844
Banks, trust and insurance companies	75	16	0	91	73	14	0	87
Industry and all other	6	0	0	6	8	0	0	8
Equity securities available-for-sale	81	16	0	97	81	14	0	95
Securities available-for-sale	2,010	62	0	2,072	1,857	82	0	1,939

There were no unrealized losses on investment securities in 6M13 and 2012. No significant impairment was recorded as the Bank does not intend to sell the investments, nor is it more likely than not that the Bank will be required to sell the investments before the recovery of their amortized cost bases, which may be maturity.

Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M13		6M12
in	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	27	9	9	330
Realized gains	0	0	1	154

Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
6M13 (CHF million)
Due within 1 year	978	979	2.93
Due from 1 to 5 years	678	716	3.36
Due from 5 to 10 years	243	243	0.55
Due after 10 years	30	37	4.48
Total debt securities	1,929	1,975	2.81

Loans, allowance for loan losses and credit quality	6 Months Ended
Jun. 30, 2013
Loans, allowance for loan losses and credit quality
Note 15 Loans, allowance for loan losses and credit quality

> Refer to “Note 16 – Loans, allowance for loan losses and credit quality” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and “Note 17 – Loans, allowance for loan losses and credit quality” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Loans

end of	6M13	2012
Loans (CHF million)
Mortgages	79,844	78,328
Loans collateralized by securities	30,206	27,248
Consumer finance	4,414	3,931
Consumer	114,464	109,507
Real estate	24,359	24,133
Commercial and industrial loans	60,293	59,518
Financial institutions	28,425	32,627
Governments and public institutions	3,064	2,555
Corporate and institutional loans	116,141	118,833
Gross loans	230,605	228,340
of which held at amortized cost	211,036	208,340
of which held at fair value	19,569	20,000
Net (unearned income)/deferred expenses	(149)	(121)
Allowance for loan losses	(713)	(721)
Net loans	229,743	227,498
Gross loans by location (CHF million)
Switzerland	133,599	135,439
Foreign	97,006	92,901
Gross loans	230,605	228,340
Impaired loan portfolio (CHF million)
Non-performing loans	690	637
Non-interest-earning loans	279	281
Total non-performing and non-interest-earning loans	969	918
Restructured loans	20	30
Potential problem loans	379	450
Total other impaired loans	399	480
Gross impaired loans	1,368	1,398

Allowance for loan losses and gross loans held at amortized cost by portfolio

	6M13			6M12
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	143	578	721	159	563	722
Net movements recognized in statements of operations	3	29	32	21	2	23
Gross write-offs	(17)	(82)	(99)	(20)	(34)	(54)
Recoveries	10	24	34	12	16	28
Net write-offs	(7)	(58)	(65)	(8)	(18)	(26)
Provisions for interest	2	10	12	3	7	10
Foreign currency translation impact and other adjustments, net	4	9	13	(2)	15	13
Balance at end of period	145	568	713	173	569	742
of which individually evaluated for impairment	115	412	527	146	404	550
of which collectively evaluated for impairment	30	156	186	27	165	192
Gross loans held at amortized cost (CHF million)
Balance at end of period	114,453	96,583	211,036	107,914	97,053	204,967
of which individually evaluated for impairment [1]	384	984	1,368	398	1,028	1,426
of which collectively evaluated for impairment	114,069	95,599	209,668	107,516	96,025	203,541
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales

	6M13			6M12
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	2,115	2,115	348	3,361	3,709
Reclassifications from loans held-for-sale [2]	0	106	106	0	85	85
Reclassifications to loans held-for-sale [3]	0	308	308	0	816	816
Sales [3]	0	187	187	0	707	707
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
6M13 (CHF million)
Mortgages	298	2,111	15,630	48,606	12,281	721	42	3	0	152	79,844
Loans collateralized by securities	237	443	2,689	24,653	2,043	38	7	0	0	96	30,206
Consumer finance	0	50	233	3,333	660	21	0	0	0	106	4,403
Consumer	535	2,604	18,552	76,592	14,984	780	49	3	0	354	114,453
Real estate	273	742	3,442	12,199	6,701	349	3	0	0	81	23,790
Commercial and industrial loans	188	639	1,737	20,486	21,652	3,434	318	0	20	732	49,206
Financial institutions	2,206	2,062	9,382	5,877	1,879	740	1	0	0	115	22,262
Governments and public institutions	36	249	163	428	124	88	237	0	0	0	1,325
Corporate and institutional loans	2,703	3,692	14,724	38,990	30,356	4,611	559	0	20	928	96,583
Gross loans held at amortized cost	3,238	6,296	33,276	115,582	45,340	5,391	608	3	20	1,282	211,036
Value of collateral [1]	2,851	4,640	24,500	105,456	38,712	3,247	161	3	10	691	180,271
2012 (CHF million)
Mortgages	378	708	11,277	51,295	14,088	413	8	8	0	153	78,328
Loans collateralized by securities	79	57	944	23,289	2,686	91	6	1	0	95	27,248
Consumer finance	0	6	98	3,171	473	18	0	0	1	152	3,919
Consumer	457	771	12,319	77,755	17,247	522	14	9	1	400	109,495
Real estate	258	367	2,039	13,397	7,519	159	0	0	0	50	23,789
Commercial and industrial loans	214	307	1,442	21,079	21,319	3,268	203	1	40	676	48,549
Financial institutions	2,288	2,086	12,490	5,168	2,555	381	0	33	14	147	25,162
Governments and public institutions	68	34	324	464	125	101	229	0	0	0	1,345
Corporate and institutional loans	2,828	2,794	16,295	40,108	31,518	3,909	432	34	54	873	98,845
Gross loans held at amortized cost	3,285	3,565	28,614	117,863	48,765	4,431	446	43	55	1,273	208,340
Value of collateral [1]	2,899	2,577	18,358	107,275	40,170	2,835	170	43	4	664	174,995
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
6M13 (CHF million)
Mortgages	79,538	135	11	6	154	306	79,844
Loans collateralized by securities	29,947	119	41	3	96	259	30,206
Consumer finance	3,929	368	28	46	32	474	4,403
Consumer	113,414	622	80	55	282	1,039	114,453
Real estate	23,548	155	4	2	81	242	23,790
Commercial and industrial loans	48,218	452	56	135	345	988	49,206
Financial institutions	21,694	433	15	1	119	568	22,262
Governments and public institutions	1,324	1	0	0	0	1	1,325
Corporate and institutional loans	94,784	1,041	75	138	545	1,799	96,583
Gross loans held at amortized cost	208,198	1,663	155	193	827	2,838	211,036
2012 (CHF million)
Mortgages	78,023	154	14	10	127	305	78,328
Loans collateralized by securities	26,919	220	3	3	103	329	27,248
Consumer finance	3,508	314	33	26	38	411	3,919
Consumer	108,450	688	50	39	268	1,045	109,495
Real estate	23,634	106	2	2	45	155	23,789
Commercial and industrial loans	47,406	640	22	136	345	1,143	48,549
Financial institutions	24,929	53	2	34	144	233	25,162
Governments and public institutions	1,310	35	0	0	0	35	1,345
Corporate and institutional loans	97,279	834	26	172	534	1,566	98,845
Gross loans held at amortized cost	205,729	1,522	76	211	802	2,611	208,340

Gross impaired loans by category

	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
6M13 (CHF million)
Mortgages	149	8	157	0	21	21	178
Loans collateralized by securities	21	76	97	0	1	1	98
Consumer finance	100	7	107	0	1	1	108
Consumer	270	91	361	0	23	23	384
Real estate	82	2	84	0	11	11	95
Commercial and industrial loans	241	150	391	20	344	364	755
Financial institutions	97	36	133	0	1	1	134
Corporate and institutional loans	420	188	608	20	356	376	984
Gross impaired loans	690	279	969	20	379	399	1,368
2012 (CHF million)
Mortgages	125	9	134	0	39	39	173
Loans collateralized by securities	18	74	92	0	3	3	95
Consumer finance	143	10	153	0	1	1	154
Consumer	286	93	379	0	43	43	422
Real estate	42	4	46	0	15	15	61
Commercial and industrial loans	251	146	397	30	327	357	754
Financial institutions	58	38	96	0	65	65	161
Corporate and institutional loans	351	188	539	30	407	437	976
Gross impaired loans	637	281	918	30	450	480	1,398

Gross impaired loan detail

	6M13			2012
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	169	161	15	149	141	16
Loans collateralized by securities	71	67	58	68	66	53
Consumer finance	90	88	42	129	125	47
Consumer	330	316	115	346	332	116
Real estate	95	91	17	58	54	18
Commercial and industrial loans	742	698	314	627	592	306
Financial institutions	132	130	81	157	154	92
Corporate and institutional loans	969	919	412	842	800	416
Gross impaired loans with a specific allowance	1,299	1,235	527	1,188	1,132	532
Mortgages	9	9	–	24	24	–
Loans collateralized by securities	27	27	–	27	27	–
Consumer finance	18	18	–	25	25	–
Consumer	54	54	–	76	76	–
Real estate	0	0	–	3	3	–
Commercial and industrial loans	13	13	–	127	128	–
Financial institutions	2	2	–	4	4	–
Corporate and institutional loans	15	15	–	134	135	–
Gross impaired loans without specific allowance	69	69	–	210	211	–
Gross impaired loans	1,368	1,304	527	1,398	1,343	532
of which consumer loans	384	370	115	422	408	116
of which corporate and institutional loans	984	934	412	976	935	416

Gross impaired loan detail (continued)

	6M13			6M12
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	149	1	1	149	1	1
Loans collateralized by securities	71	1	0	68	1	0
Consumer finance	99	0	0	132	2	2
Consumer loans	319	2	1	349	4	3
Real estate	63	0	0	35	0	0
Commercial and industrial loans	700	3	3	563	2	1
Financial institutions	145	0	0	201	1	1
Governments and public institutions	0	0	0	6	0	0
Corporate and institutional loans	908	3	3	805	3	2
Gross impaired loans with a specific allowance	1,227	5	4	1,154	7	5
Mortgages	26	0	0	31	0	0
Loans collateralized by securities	27	0	0	1	0	0
Consumer finance	29	0	0	36	0	0
Consumer loans	82	0	0	68	0	0
Real estate	7	0	0	17	0	0
Commercial and industrial loans	103	0	0	215	2	2
Financial institutions	3	0	0	11	0	0
Corporate and institutional loans	113	0	0	243	2	2
Gross impaired loans without specific allowance	195	0	0	311	2	2
Gross impaired loans	1,422	5	4	1,465	9	7
of which consumer loans	401	2	1	417	4	3
of which corporate and institutional loans	1,021	3	3	1,048	5	4

Other assets and other liabilities	6 Months Ended
Jun. 30, 2013
Other assets and other liabilities
Note 16 Other assets and other liabilities

end of	6M13	2012
Other assets (CHF million)
Cash collateral on derivative instruments	10,215	10,904
Cash collateral on non-derivative transactions	1,905	1,995
Derivative instruments used for hedging	2,358	3,913
Assets held-for-sale	23,763	20,343
of which loans	23,284	19,894
of which real estate	478	442
Assets held for separate accounts	12,032	13,414
Interest and fees receivable	5,705	5,845
Deferred tax assets	6,580	7,094
Prepaid expenses	800	532
Failed purchases	3,131	2,699
Other	6,144	6,043
Other assets	72,633	72,782
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,043	12,224
Cash collateral on non-derivative transactions	1,957	1,246
Derivative instruments used for hedging	722	1,114
Provisions [1]	1,240	1,348
of which off-balance sheet risk	64	59
Liabilities held for separate accounts	12,032	13,414
Interest and fees payable	7,459	6,556
Current tax liabilities	805	811
Deferred tax liabilities	88	103
Failed sales	2,944	4,336
Other	15,573	16,215
Other liabilities	55,863	57,367
1 Includes provisions for bridge commitments.

Long-term debt	6 Months Ended
Jun. 30, 2013
Long-term debt
Note 17 Long-term debt

end of	6M13	2012
Long-term debt (CHF million)
Senior	99,142	112,123
Subordinated	18,197	20,342
Non-recourse liabilities from consolidated VIEs	15,450	14,532
Long-term debt	132,789	146,997
of which reported at fair value	63,343	64,774

Structured notes by product

end of	6M13	2012
Structured notes (CHF million)
Equity	21,946	23,761
Fixed income	6,072	6,559
Emerging markets [1]	2,126	3,304
Credit	2,643	1,893
Other	1,534	1,122
Total structured notes	34,321	36,639
1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Accumulated other comprehensive income	6 Months Ended
Jun. 30, 2013
Accumulated other comprehensive income
Note 18 Accumulated other comprehensive income

Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service cost	Accumu- lated other compre- hensive income
6M13 (CHF million)
Balance at beginning of period	7	(11,349)	53	(670)	3	(11,956)
Increase/(decrease)	(17)	492	(10)	0	0	465
Reclassification adjustments, included in net income	0	46	0	28	0	74
Total increase/(decrease)	(17)	538	(10)	28	0	539
Balance at end of period	(10)	(10,811)	43	(642)	3	(11,417)
6M12 (CHF million)
Balance at beginning of period	0	(10,326)	96	(729)	4	(10,955)
Increase/(decrease)	1	(157)	256	(1)	0	99
Reclassification adjustments, included in net income	0	1	(134)	27	0	(106)
Total increase/(decrease)	1	(156)	122	26	0	(7)
Balance at end of period	1	(10,482)	218	(703)	4	(10,962)

Details on significant reclassification adjustments

in	6M13
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries [1]	46
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	44
Tax expense/(benefit)	(16)
Net of tax	28
1
Reflects a net impairment provision of CHF 46 million on the sale of JO Hambro which is expected to settle in 3Q13. Upon settlement, a further estimated CHF 34 million is expected to be reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total pension costs. Refer to "Note 22 – Pension and other post-retirement benefits" for further information.

Offsetting of financial assets and financial liabilities	6 Months Ended
Jun. 30, 2013
Offsetting of financial assets and financial liabilities
Note 19 Offsetting of financial assets and financial liabilities

> Refer to “Note 20 – Offsetting of financial assets and financial liabilities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 for further information.

Offsetting of derivatives

	6M13		2012
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforcable master netting agreements (CHF billion)
OTC-cleared	285.7	285.0	365.3	365.4
OTC	254.2	244.8	337.7	327.9
Exchange-traded	0.3	0.1	0.2	0.2
Interest rate products	540.2	529.9	703.2	693.5
OTC	65.3	75.7	60.4	73.2
Exchange-traded	0.1	0.1	0.0	0.0
Foreign exchange products	65.4	75.8	60.4	73.2
OTC	16.5	17.3	12.7	15.2
Exchange-traded	16.0	16.9	13.7	14.1
Equity/index-related products	32.5	34.2	26.4	29.3
OTC-cleared	3.5	3.3	3.0	2.7
OTC	25.1	25.3	27.1	26.8
Credit derivatives	28.6	28.6	30.1	29.5
OTC	6.8	7.3	5.7	5.5
Exchange-traded	1.3	1.6	1.7	1.7
Other products	8.1	8.9	7.4	7.2
OTC-cleared	289.2	288.3	368.3	368.1
OTC	367.9	370.4	443.6	448.6
Exchange-traded	17.7	18.7	15.6	16.0
Total gross derivatives subject to enforceable master netting agreements	674.8	677.4	827.5	832.7
Offsetting (CHF billion)
OTC-cleared	(286.1)	(286.1)	(367.2)	(367.5)
OTC	(343.7)	(347.3)	(418.6)	(421.7)
Exchange-traded	(16.9)	(16.9)	(14.2)	(14.2)
Offsetting	(646.7)	(650.3)	(800.0)	(803.4)
of which counterparty netting	(618.7)	(618.7)	(766.7)	(766.7)
of which cash collateral netting	(28.0)	(31.6)	(33.3)	(36.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	3.1	2.2	1.1	0.6
OTC	24.2	23.1	25.0	26.9
Exchange-traded	0.8	1.8	1.4	1.8
Total net derivatives subject to enforceable master netting agreements	28.1	27.1	27.5	29.3
Total derivatives not subject to enforceable master netting agreements [1]	13.6	14.3	9.8	11.4
Total net derivatives presented in the consolidated balance sheets	41.7	41.4	37.3	40.7
of which recorded in trading assets and trading liabilities	39.3	40.7	33.4	39.6
of which recorded in other assets and other liabilities	2.4	0.7	3.9	1.1
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions

	6M13				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	130.0	(38.7)	91.3		141.4	(41.1)	100.3
Securities borrowing transactions	27.2	(2.2)	25.0		20.9	(2.0)	18.9
Total subject to enforceable master netting agreements	157.2	(40.9)	116.3		162.3	(43.1)	119.2
Total not subject to enforceable master netting agreements [1]	57.1	–	57.1		64.2	–	64.2
Total	214.3	(40.9)	173.4	[2]	226.5	(43.1)	183.4	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 99,972 million and CHF 113,664 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements and securities lending transactions

	6M13				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	100.5	(40.9)	59.6		99.6	(43.1)	56.5
Securities lending transactions	10.2	0.0	10.2		10.8	0.0	10.8
Obligation to return securities received as collateral, at fair value	21.1	0.0	21.1		25.9	0.0	25.9
Total subject to enforceable master netting agreements	131.8	(40.9)	90.9		136.3	(43.1)	93.2
Total not subject to enforceable master netting agreements [1]	29.9	–	29.9		69.5	–	69.5
Total	161.7	(40.9)	120.8		205.8	(43.1)	162.7
of which securities sold under repurchase agreements and securities lending transactions	140.0	(40.9)	99.1	[2]	175.8	(43.1)	132.7	[2]
of which obligation to return securities received as collateral, at fair value	21.7	0.0	21.7		30.0	0.0	30.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 79,443 million and CHF 108,784 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets

	6M13						2012
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	28.1	5.9		0.2		22.0	27.5	5.1		0.0		22.4
Securities purchased under resale agreements	91.3	91.2		0.1		0.0	100.3	100.3		0.0		0.0
Securities borrowing transactions	25.0	23.2		0.0		1.8	18.9	17.4		0.0		1.5
Total financial assets subject to enforceable master netting agreements	144.4	120.3		0.3		23.8	146.7	122.8		0.0		23.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	27.1	7.4		0.6		19.1	29.3	7.9		0.0		21.4
Securities sold under repurchase agreements	59.6	59.4		0.2		0.0	56.5	56.3		0.2		0.0
Securities lending transactions	10.2	9.7		0.0		0.5	10.8	10.2		0.0		0.6
Obligation to return securities received as collateral, at fair value	21.1	19.9		0.0		1.2	25.9	24.2		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	118.0	96.4		0.8		20.8	122.5	98.6		0.2		23.7
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Tax	6 Months Ended
Jun. 30, 2013
Tax
Note 20 Tax

The effective tax rate of 28.0% in 6M13 mainly reflected the impact of the geographical mix of results and a tax charge related to the re-assessment of a pre-existing deferred tax asset in Switzerland due to changes in earnings-mix assumptions in the current year. Overall, net deferred tax assets decreased CHF 499 million to CHF 6,492 million as of the end of 6M13 compared to 2012. The decrease in net deferred tax assets primarily related to earnings partially offset by foreign exchange translation gains of CHF 172 million.

The presentation of net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities is in accordance with ASC Topic 740 – Income Taxes guidance to interim reporting. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.

As of June 30, 2013, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 6.7 billion which are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.

The Bank is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 3 million in unrecognized tax benefits within 12 months of the reporting date.

The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2009; Brazil – 2008; Japan – 2008; the UK – 2006; the US – 2006; and the Netherlands – 2005.

Effective tax rate

in	6M13	6M12
Effective tax rate (%)
Effective tax rate	28.0	24.4

Reconciliation of taxes computed at the Swiss statutory rate

in	6M13
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	738
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	166
Other non-deductible expenses	186
Changes in deferred tax valuation allowance	(44)
Lower taxed income	(87)
Income taxable to noncontrolling interests	(86)
Tax deductible impairments of Swiss subsidiary investments	(13)
Other	79
Income tax expense	939

Foreign tax rate differential

6M13 included a foreign tax expense of CHF 166 million in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US.

Other non-deductible expenses

6M13 included non-deductible interest expenses of CHF 136 million and non-deductible bank levy costs and other non-deductible compensation expenses of CHF 50 million.

Changes in deferred tax valuation allowance

6M13 included the impact of the utilization of valuation allowances of CHF 44 million in respect of three of the Bank’s operating entities, two in the UK and one in Asia, relating to current year earnings.

Lower taxed income

6M13 included a CHF 57 million income tax benefit mainly as a result of foreign branch earnings beneficially impacting the earnings mix in one of the Bank’s operating entities in Switzerland and CHF 30 million related to non-taxable life insurance income.

Other

6M13 included a tax charge of CHF 80 million relating to the decrease of deferred tax assets in one of the Bank’s operating entities in Switzerland. This charge is related to the re-assessment of a pre-existing deferred tax asset due to changes in earnings-mix assumptions in the current year. 6M13 also included a CHF 36 million income tax benefit following the change in tax status of an entity in the US and a CHF 30 million income tax expense relating to the increase of tax contingency accruals.

Net deferred tax assets

end of	6M13	2012
Net deferred tax assets (CHF million)
Deferred tax assets	6,580	7,094
of which net operating losses	1,857	2,045
of which deductible temporary differences	4,723	5,049
Deferred tax liabilities	(88)	(103)
Net deferred tax assets	6,492	6,991

Employee deferred compensation	6 Months Ended
Jun. 30, 2013
Employee deferred compensation
Note 21 Employee deferred compensation

> Refer to “Note 22 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and “Note 26 – Employee deferred compensation” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Deferred compensation expense

in	6M13	6M12
Deferred compensation expense (CHF million)
Share awards	453	411
Performance share awards	326	197
Plus Bond awards [1]	16	0
2011 Partner Asset Facility awards [2]	(30)	513
Adjustable Performance Plan share awards	21	0
Adjustable Performance Plan cash awards [3]	(1)	203
Restricted Cash Awards	91	86
Scaled Incentive Share Units	23	61
Incentive Share Units [3]	(2)	33
2008 Partner Asset Facility awards [2]	53	61
Other cash awards	234	166
Total deferred compensation expense	1,184	1,731
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes claw backs.

Estimated unrecognized deferred compensation expense

end of	6M13
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,177
Performance share awards	487
Plus Bond awards	28
Adjustable Performance Plan share awards	25
Adjustable Performance Plan cash awards	33
Restricted Cash Awards	206
Scaled Incentive Share Units	33
Other cash awards	155
Total	2,144

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.8

On January 17, 2013, the Bank granted share awards, performance share awards, Plus Bond awards and Restricted Cash Awards as part of the 2012 variable compensation. Expense recognition for these awards began in 6M13 and will continue over the remaining service or vesting period of each respective award.

Share awards

In 6M13, the Bank granted 38.9 million shares at a weighted-average share price of CHF 26.40. Each share award granted entitles the holder of the award to receive one Group share, does not contain a leverage component or a multiplier effect and is subject to service conditions as it vests over three years, such that the share award vests equally on each of the three anniversaries of the grant date.

Performance share awards

In 6M13, the Bank granted 26.2 million performance shares at a weighted-average share price of CHF 26.44. Each performance share award granted entitles the holder of the award to receive one Group share. The performance share award also vests over three years such that the performance share award vests equally on each of the three anniversaries of the grant date. Unlike the share award, however, the outstanding performance share award is subject to a negative adjustment in the event of a divisional loss or a negative return on equity of the Group.

Plus Bond awards

In 6M13, managing directors and directors outside of the Investing Banking division were given the opportunity to voluntarily reallocated a portion of the share award component of their deferred awards into Plus Bond awards. The Plus Bond awards resulting from the voluntary reallocation offer had a notional value of CHF 38 million, will vest on the third anniversary of the grant date on January 17, 2016 and will be expensed over the vesting period.

Restricted Cash Awards

In 6M13, managing directors and directors in the Investing Banking division received the cash component of the variable compensation in the form of Restricted Cash Awards, which are cash payments that are subject to a pro-rata repayment in the event of voluntary resignation or termination for cause within three years of the grant. The Bank granted Restricted Cash Awards with a total value of CHF 299 million.

Incentive Share Units

In 6M13, ISU leverage Units granted in 2010 were settled. In accordance with the terms of the plan, the ISU leverage unit did not have a value at settlement.

Share-based award activity

	6M13
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activity
Balance at beginning of period	55.1	22.9	29.7		9.4	3.6
Granted	38.9	26.2	1.1	[1]	0.0	0.0
Settled	(17.7)	(7.4)	(16.5)		(4.7)	(1.7)
Forfeited	(1.4)	(0.6)	(0.2)		(0.1)	(0.2)
Balance at end of period	74.9	41.1	14.1		4.6	1.7
of which vested	4.1	1.4	0.7		1.1	0.1
of which unvested	70.8	39.7	13.4		3.5	1.6
1 Represents additional units earned in 6M13 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2013
Pension and other post-retirement benefits
Note 22 Pension and other post-retirement benefits

> Refer to “Note 23 – Pension and other post-retirement benefits” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and “Note 28 – Pension and other post-retirement benefits” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

The Bank expects to contribute CHF 65 million to the international single-employer defined benefit pension plans and other post-retirement defined benefit plans in 2013. As of June 30, 2013, CHF 21 million of contributions had been made.

Components of total pension costs

in	6M13	6M12
Total pension costs (CHF million)
Service costs on benefit obligation	14	17
Interest costs on benefit obligation	65	67
Expected return on plan assets	(81)	(81)
Amortization of recognized prior service cost/(credit)	0	(1)
Amortization of recognized actuarial losses	44	42
Total pension costs	42	44

Derivatives and hedging activities	6 Months Ended
Jun. 30, 2013
Derivatives and hedging activities
Note 23 Derivatives and hedging activities

> Refer to “Note 24 – Derivatives and hedging activities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and to “Note 29 – Derivatives and hedging activities” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Fair value of derivative instruments

The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Bank.

Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Bank elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.

> Refer to “Note 26 – Financial instruments” for further information.

Fair value of derivative instruments

	Trading			Hedging			[1]
end of 6M13	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,366.8	8.6	8.5	0.0	0.0	0.0
Swaps	31,998.5	479.2	472.4	64.6	2.5	0.7
Options bought and sold (OTC)	3,961.1	51.1	51.3	0.0	0.0	0.0
Futures	1,357.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	639.5	0.4	0.3	0.0	0.0	0.0
Interest rate products	48,323.6	539.3	532.5	64.6	2.5	0.7
Forwards	2,386.4	25.5	23.8	23.5	0.1	0.3
Swaps	1,377.3	31.0	42.6	0.0	0.0	0.0
Options bought and sold (OTC)	1,131.9	13.7	15.0	0.0	0.0	0.0
Futures	60.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.3	0.1	0.1	0.0	0.0	0.0
Foreign exchange products	4,961.0	70.3	81.5	23.5	0.1	0.3
Forwards	5.1	0.7	0.0	0.0	0.0	0.0
Swaps	221.5	5.7	7.0	0.0	0.0	0.0
Options bought and sold (OTC)	256.1	12.8	11.8	0.0	0.0	0.0
Futures	52.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	471.0	18.6	19.2	0.0	0.0	0.0
Equity/index-related products	1,005.7	37.8	38.0	0.0	0.0	0.0
Credit derivatives [2]	1,696.6	29.3	29.2	0.0	0.0	0.0
Forwards	28.0	2.1	3.0	0.0	0.0	0.0
Swaps	51.1	3.8	2.9	0.0	0.0	0.0
Options bought and sold (OTC)	45.0	1.9	2.0	0.0	0.0	0.0
Futures	35.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	58.1	1.4	1.7	0.0	0.0	0.0
Other products [3]	217.3	9.2	9.6	0.0	0.0	0.0
Total derivative instruments	56,204.2	685.9	690.8	88.1	2.6	1.0
The notional amount, PRV and NRV (trading and hedging) was CHF 56,292.3 billion, CHF 688.5 billion and CHF 691.8 billion, respectively, as of 6M13.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments (continued)

	Trading				Hedging			[1]
end of 2012	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,055.9		2.6	2.5	0.0	0.0	0.0
Swaps	29,159.0		635.8	630.1	58.0	3.8	1.3
Options bought and sold (OTC)	3,739.9		62.4	62.6	0.0	0.0	0.0
Futures	1,145.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	952.0		0.3	0.2	0.0	0.0	0.0
Interest rate products	43,052.2		701.1	695.4	58.0	3.8	1.3
Forwards	2,134.1		21.6	21.3	19.6	0.2	0.1
Swaps	1,336.4		32.1	46.6	0.0	0.0	0.0
Options bought and sold (OTC)	985.3		9.7	10.7	0.0	0.0	0.0
Futures	83.8	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.6		0.0	0.0	0.0	0.0	0.0
Foreign exchange products	4,543.2		63.4	78.6	19.6	0.2	0.1
Forwards	5.5		0.6	0.0	0.0	0.0	0.0
Swaps	211.1		4.5	5.9	0.0	0.0	0.0
Options bought and sold (OTC)	215.1		11.5	11.1	0.0	0.0	0.0
Futures	74.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	338.2		13.7	14.1	0.0	0.0	0.0
Equity/index-related products	844.3		30.3	31.1	0.0	0.0	0.0
Credit derivatives [3]	1,694.5		30.6	29.8	0.0	0.0	0.0
Forwards	31.3		1.1	1.4	0.0	0.0	0.0
Swaps	55.3		3.6	3.1	0.0	0.0	0.0
Options bought and sold (OTC)	54.2		1.6	1.6	0.0	0.0	0.0
Futures	35.5	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	50.4		1.6	1.7	0.0	0.0	0.0
Other products [4]	226.7		7.9	7.8	0.0	0.0	0.0
Total derivative instruments	50,360.9		833.3	842.7	77.6	4.0	1.4
The notional amount, PRV and NRV (trading and hedging) was CHF 50,438.5 billion, CHF 837.3 billion and CHF 844.1 billion, respectively, as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period amounts have been corrected to reclassify the notional amounts of foreign exchange products to other products.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments

> Refer to “Note 19 – Offsetting of financial assets and financial liabilities” for further information on the offsetting of derivative instruments.

Fair value hedges

in	6M13	6M12
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	274	449
Foreign exchange products	(8)	(12)
Total	266	437
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(274)	(476)
Foreign exchange products	8	12
Total	(266)	(464)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	0	(27)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges

in	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(20)	0
Total	(20)	0

As of the end of 6M13, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was four years.

The net loss associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income (AOCI) within the next 12 months was CHF 4 million.

Net investment hedges

in	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(291)	(201)
Total	(291)	(201)
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	77
Total	0	77
Represents gains/(losses) on effective portion.
1 Included in other revenues.

The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.

> Refer to “Note 8 – Trading revenues” for gains and losses on trading activities by product type.

Disclosures relating to contingent credit risk

The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and special purpose entities (SPEs) that include credit support agreements, the related collateral posted and the additional collateral required in a one-notch and a two-notch downgrade event, respectively. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.

Contingent credit risk

	6M13				2012
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties		Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	11.4	1.4	0.2	13.0	15.3		1.4	0.6	17.3
Collateral posted	10.2	1.4	–	11.6	13.4		1.4	–	14.8
Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7	0.2		0.5	0.0	0.7
Additional collateral required in a two-notch downgrade event	2.8	1.3	0.0	4.1	2.7	[1]	1.5	0.5	4.7
1 Additional collateral required in a two-notch downgrade event has been corrected.

Credit derivatives

> Refer to “Note 29 – Derivatives and hedging activities” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information on credit derivatives.

Credit protection sold/purchased

The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.

Certain cash collateralized debt obligations (CDOs) and other derivative instruments were excluded as they do not fall within the scope of US GAAP rules. Total return swaps (TRS) of CHF 6.3 billion and CHF 6.0 billion as of the end of 6M13 and 2012, respectively, were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.

Credit protection sold/purchased

	6M13						2012
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold		Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(382.5)	358.9		(23.6)	45.1	1.6	(394.6)		373.9		(20.7)	56.0		2.5
Non-investment grade	(132.7)	128.1		(4.6)	12.3	0.2	(135.4)		129.3		(6.1)	11.3		(0.4)
Total single-name instruments	(515.2)	487.0		(28.2)	57.4	1.8	(530.0)	[3]	503.2	[3]	(26.8)	67.3	[3]	2.1	[3]
of which sovereigns	(117.1)	113.6		(3.5)	9.1	(1.7)	(119.4)		117.1		(2.3)	10.3		(0.7)
of which non-sovereigns	(398.1)	373.4		(24.7)	48.3	3.5	(410.6)		386.1		(24.5)	57.0		2.8
Multi-name instruments (CHF billion)
Investment grade [2]	(223.9)	217.2		(6.7)	32.5	0.0	(222.2)		207.1		(15.1)	20.6		(0.7)
Non-investment grade	(67.3)	70.3	[4]	3.0	10.8	(1.2)	(62.8)		56.1	[4]	(6.7)	9.8		(1.6)
Total multi-name instruments	(291.2)	287.5		(3.7)	43.3	(1.2)	(285.0)	[3]	263.2	[3]	(21.8)	30.4	[3]	(2.3)	[3]
of which sovereigns	(12.6)	12.5		(0.1)	0.2	0.0	(13.5)		13.1		(0.4)	0.4		(0.1)
of which non-sovereigns	(278.6)	275.0		(3.6)	43.1	(1.2)	(271.5)		250.1		(21.4)	30.0		(2.2)
Total instruments (CHF billion)
Investment grade [2]	(606.4)	576.1		(30.3)	77.6	1.6	(616.8)		581.0		(35.8)	76.6		1.8
Non-investment grade	(200.0)	198.4		(1.6)	23.1	(1.0)	(198.2)		185.4		(12.8)	21.1		(2.0)
Total instruments	(806.4)	774.5		(31.9)	100.7	0.6	(815.0)		766.4		(48.6)	97.7		(0.2)
of which sovereigns	(129.7)	126.1		(3.6)	9.3	(1.7)	(132.9)		130.2		(2.7)	10.7		(0.8)
of which non-sovereigns	(676.7)	648.4		(28.3)	91.4	2.3	(682.1)		636.2		(45.9)	87.0		0.6
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Credit protection instruments have been corrected to reclassify certain single-name instruments to multi-name instruments.
4 Includes the Clock Finance transaction.

The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.

Credit derivatives

end of	6M13	2012
Credit derivatives (CHF billion)
Credit protection sold	806.4	815.0
Credit protection purchased	774.5	766.4
Other protection purchased	100.7	97.7
Other instruments [1]	15.0	15.4
Total credit derivatives	1,696.6	1,694.5
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.

Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M13 (CHF billion)
Single-name instruments	118.3	328.8	68.1	515.2
Multi-name instruments	18.5	187.1	85.6	291.2
Total instruments	136.8	515.9	153.7	806.4
2012 (CHF billion)
Single-name instruments	125.0	326.0	79.0	530.0
Multi-name instruments	42.7	171.0	71.3	285.0
Total instruments	167.7	497.0	150.3	815.0

Guarantees and commitments	6 Months Ended
Jun. 30, 2013
Guarantees and commitments
Note 24 Guarantees and commitments

> Refer to “Note 25 – Guarantees and commitments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and to “Note 30 – Guarantees and commitments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M13 (CHF million)
Credit guarantees and similar instruments	10,404	2,370	12,774	12,546		9	1,931
Performance guarantees and similar instruments	4,683	4,233	8,916	8,013		80	2,978
Securities lending indemnifications	12,578	0	12,578	12,578		0	12,578
Derivatives [2]	17,793	17,842	35,635	35,635		1,132	–	[3]
Other guarantees	3,738	1,211	4,949	4,934		3	2,609
Total guarantees	49,196	25,656	74,852	73,706		1,224	20,096
2012 (CHF million)
Credit guarantees and similar instruments [4]	10,101	2,481	12,582	12,195		53	1,918
Performance guarantees and similar instruments	5,047	4,300	9,347	8,608		135	3,307
Securities lending indemnifications	12,211	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	14,218	35,415	35,415		985	–	[3]
Other guarantees	4,172	1,109	5,281	5,260		3	2,789
Total guarantees	52,728	22,108	74,836	73,689		1,176	20,225
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
4 Prior period has been corrected.

Deposit-taking banks and securities dealers in Switzerland and certain other European countries are required to ensure the payout of privileged deposits in case of specified restrictions or compulsory liquidation of a deposit-taking bank. In Switzerland, deposit-taking banks and securities dealers jointly guarantee an amount of up to CHF 6 billion. Upon occurrence of a payout event triggered by a specified restriction of business imposed by Swiss Financial Market Supervisory Authority FINMA (FINMA) or by compulsory liquidation of another deposit taking bank, the Bank’s contribution will be calculated based on its share of privileged deposits in proportion to total privileged deposits. Based on FINMA’s estimate for the Bank’s banking subsidiaries in Switzerland, the Bank’s share in the deposit insurance guarantee program for the period July 1, 2012 to June 30, 2013 was CHF 0.6 billion. These deposit insurance guarantees were reflected in other guarantees. For the period July 1, 2013 to June 30, 2014, the Bank’s share in the deposit insurance guarantee program based on FINMA’s estimate will be CHF 0.5 billion.

PAF2 transaction

The Bank’s results are impacted by the risk of counterparty defaults and the potential for changes in counterparty credit spreads related to derivative trading activities of the Bank. In 1Q12, the Bank entered into the 2011 Partner Asset Facility (PAF2) transaction to hedge the counterparty credit risk of a referenced portfolio of derivatives and their credit spread volatility. The hedge covers approximately USD 12 billion notional amount of expected positive exposure from counterparties of the Bank, and is addressed in three layers: (i) first loss (USD 0.5 billion), (ii) mezzanine (USD 0.8 billion) and (iii) senior (USD 11 billion). The first loss element is retained by the Bank and actively managed through normal credit procedures. The mezzanine layer was hedged by transferring the risk of default and counterparty credit spread movements to eligible employees in the form of PAF2 awards, as part of their deferred compensation granted in the annual compensation process.

The model used to value the PAF2 awards is the standard Gaussian copula valuation model used for synthetic CDO trades with adjustments necessary to incorporate the specific nature of the PAF2 transaction. The key model inputs are notional value, correlation assumption, credit spreads, liquidity and recovery rates of the portfolio, the Bank’s own credit spread and the maturity of the trade. In the model, the credit spreads of the counterparties determine the respective probability of default. Such probability is used to compute the expected value of the cash flows contingent on survival and on default of the counterparties in the reference portfolio. The credit spreads are sourced using observable data from credit default swaps (CDS) on the specific reference entity. Where a specific reference entity curve does not exist for a reference name in the portfolio, a proxy curve is used. The expected value of the counterparty exposure on default determines the equivalent notional value for the given name. This is computed from the effective positive exposure which is the weighted average over time of the expected exposure used by the Bank for counterparty risk management. As of the end of 6M13, the carrying value of the PAF2 awards was CHF 596 million. The amount of the PAF2 awards compensation expense for 6M13 was a credit of CHF 17 million and is included in the amount reflected in the “Deferred compensation expense” table in Note 21 – Employee deferred compensation, which includes deferred compensation expense for a smaller plan unrelated to the hedging aspects of this transaction.

The Bank has purchased protection on the senior layer to hedge against the potential for future counterparty credit spread volatility. This was executed through a CDS, accounted for at fair value, with a third-party entity. The value of the senior layer is calculated using the same model as for the PAF2 awards. As of the end of 6M13, the CDS had a positive replacement value of CHF 17 million and was reflected in credit derivatives in the “Fair value of derivative instruments” table in Note 23 – Derivatives and hedging activities. The Bank also has a credit support facility with this entity that allows the Bank to provide credit support in connection with other assets that are commonly financed through the issuance of commercial paper (CP) and, in connection with the CDS, to provide immediately available funding to this entity in certain circumstances. Among others, such circumstances include: (i) a disruption of the CP market such that the entity cannot issue or roll a CP to fund the CDS payment or repay a maturing CP; (ii) the interest payable on the CP exceeds certain thresholds and the Bank instructed the entity to draw on the facility instead of issuing a CP; (iii) a CP was issued by the entity to fund a CDS payment and subsequently the short-term rating of the facility provider is downgraded; or (iv) to repay any outstanding CP at the maturity date of the facility. Any funded amount may be settled by the assignment of the rights and obligations of the CDS to the Bank. The credit support facility is accounted for on an accrual basis and is reflected in credit guarantees and similar instruments in the “Guarantees” table. As of the end of 6M13, the carrying value of the credit support facility included in this table was zero (in million Swiss francs). The transaction overall is a four-year transaction, but can be extended to nine years. The Bank has the right to terminate the third-party transaction for certain reasons, including certain regulatory developments.

In December 2012, the Basel Committee on Banking Supervision published updated regulatory guidance that makes the PAF2 transaction as currently structured ineligible for counterparty credit spread hedging under the Basel III framework. As a result of this new guidance, the Bank now has the right to exercise the regulatory call to restructure or terminate the CDS and the credit support facility layer at par and terminate the mezzanine layer at fair value. The Bank is evaluating restructuring the transaction in order for the PAF2 transaction as a whole to remain an eligible counterparty credit spread hedge under Basel III, or alternatively, the Bank may decide to terminate the transaction in its entirety.

Representations and warranties on residential mortgage loans sold

In connection with Investment Banking’s sale of US residential mortgage loans, the Bank has provided certain representations and warranties relating to the loans sold.

With respect to its outstanding repurchase claims balance for government-sponsored enterprises, private investors and non-agency securitizations, the Bank is unable to estimate reasonably possible losses in excess of the amounts accrued because the Bank has limited reliable information about the status of such loans following their sale. With respect to outstanding repurchase claims from private investors and non-agency securitizations, the Bank is unable to estimate reasonably possible losses in excess of the amounts accrued due to the Bank’s limited history of resolving such repurchase claims.

The following tables present the total amount of residential mortgage loans sold during the period from January 1, 2004 to June 30, 2013 by counterparty type and the development of outstanding repurchase claims and provisions for outstanding repurchase claims and provisions for outstanding repurchase claims in 6M13 and 6M12, including realized losses from the repurchase of residential mortgage loans sold.

Residential mortgage loans sold

Residential mortgage loans sold from January 1, 2004 to June 30, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.1
Non-agency securitizations	132.5	[2]
Total	163.8
1 Primarily banks.
2
The outstanding balance of residential mortgage loans as of June 30, 2013 was USD 27.4 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2013 is attributable to borrower payments of USD 87.3 billion and losses of USD 17.8 billion due to loan defaults.

Residential mortgage loans sold – outstanding repurchase claims

	6M13					6M12
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395	1,926		68	432	243	743
New claims	36	115	489	640		36	22	777	835
Claims settled through repurchases	(4)	0	(2)	(6)	[1]	(3)	0	(5)	(8)	[1]
Other settlements	(8)	(155)	(7)	(170)	[2]	(4)	(1)	(8)	(13)	[2]
Total claims settled	(12)	(155)	(9)	(176)		(7)	(1)	(13)	(21)
Claims rescinded	(10)	(4)	0	(14)		(26)	(5)	0	(31)
Transfers to arbitration and litigation, net [3]	0	0	(681)	(681)		0	0	(156)	(156)
Balance at end of period	81	420	1,194	1,695		71	448	851	1,370
1 Settled at a repurchased price of USD 6 million and USD 9 million in 6M13 and 6M12, respectively.
2 Settled at USD 25 million and USD 10 million in 6M13 and 6M12, respectively.
3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims

	6M13	6M12
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	55	59
Increase/(decrease) in provisions, net	74	16
Realized losses [2]	(31)	(19)	[3]
Balance at end of period [4]	98	56
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and non-agency securitizations.
4 Primarily related to government-sponsored enterprises.

Other commitments

	6M13							2012
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,653	29	5,682		5,567		3,160	6,210	41	6,251		6,054		3,219
Loan commitments	167,367	74,586	241,953	[2]	236,515		162,088	166,259	67,646	233,905	[2]	228,433		151,616
Forward reverse repurchase agreements	43,192	0	43,192		43,192		43,192	45,556	0	45,556		45,556		45,556
Other commitments	3,762	1,531	5,293		5,293		167	906	1,609	2,515		2,515		131
Total other commitments	219,974	76,146	296,120		290,567		208,607	218,931	69,296	288,227		282,558		200,522
1 Total net amount is computed as the gross amount less any participations.
2
Includes CHF 137,542 million and CHF 136,669 million of unused credit limits as of the end of 6M13 and 2012, respectively, which were revocable at the Bank's sole discretion upon notice to the client.

Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2013
Transfers of financial assets and variable interest entities
Note 25 Transfers of financial assets and variable interest entities

> Refer to “Note 26 – Transfers of financial assets and variable interest entities in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial report 2Q13 and “Note 31 – Transfers of financial assets and variable interest entities in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Transfers of financial assets

Securitizations

The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M13 and 6M12 securitizations of financial assets that qualify for sale accounting and subsequent derecognition, along with cash flows between the Bank and the SPEs used in any securitizations in which the Bank still has continuing involvement, regardless of when the securitization occurred.

Securitizations

in	6M13	6M12
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	23
Proceeds from transfer of assets	3,631	3,718
Cash received on interests that continue to be held	32	35
RMBS
Net gain/(loss) [1]	2	(2)
Proceeds from transfer of assets	14,257	8,483
Purchases of previously transferred financial assets or its underlying collateral	(8)	(11)
Servicing fees	2	1
Cash received on interests that continue to be held	275	246
Other asset-backed financings
Net gain [1]	7	71
Proceeds from transfer of assets	553	279
Purchases of previously transferred financial assets or its underlying collateral [2]	(65)	(161)
Servicing fees	0	0
Cash received on interests that continue to be held	329	582
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Continuing involvement in transferred financial assets

The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE and the total assets of the SPE as of June 30, 2013 and December 31, 2012, regardless of when the transfer of assets occurred.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	6M13	2012
CHF million
CMBS
Principal amount outstanding	33,203	30,050
Total assets of SPE	48,661	45,407
RMBS
Principal amount outstanding	51,891	58,112
Total assets of SPE	53,731	60,469
Other asset-backed financings
Principal amount outstanding	28,467	32,805
Total assets of SPE	28,518	32,805
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Fair value of beneficial interests

The fair value measurement of the beneficial interests held at the time of transfer and as of the reporting date that result from any continuing involvement is determined using fair value estimation techniques, such as the present value of estimated future cash flows that incorporate assumptions that market participants customarily use in these valuation techniques. The fair value of the assets or liabilities that result from any continuing involvement does not include any benefits from financial instruments that the Bank may utilize to hedge the inherent risks.

Key economic assumptions at the time of transfer

> Refer to “Note 27 – Financial instruments” for information on fair value hierarchy levels.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	6M13							2012
at time of transfer			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			158				1,963			761				2,219
of which level 2			141				1,922			654				2,090
of which level 3			17				41			107				129
Weighted-average life, in years			8.9				7.0			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.3	-	31.0			–	[2]	0.1	-	34.9
Cash flow discount rate (rate per annum), in % [3]	1.6	-	8.2		0.0	-	45.9	0.8	-	10.7		0.1	-	25.7
Expected credit losses (rate per annum), in %	0.0	-	7.5		0.0	-	45.8	0.5	-	9.0		0.0	-	25.1
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions as of the reporting date

The following tables provide the sensitivity analysis of key economic assumptions used in measuring the fair value of beneficial interests held in SPEs as of June 30, 2013 and December 31, 2012.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	6M13											2012
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			537				1,658			452				274				1,929			692
of which non-investment grade			96				127			428				90				342			686
Weighted-average life, in years			6.2				7.8			4.6				4.0				5.2			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		2.1	-	33.8			–				–		0.1	-	27.6			–
Impact on fair value from 10% adverse change			–				(19.4)			–				–				(38.5)			–
Impact on fair value from 20% adverse change			–				(37.3)			–				–				(74.3)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	-	36.2		1.4	-	33.4	0.8	-	19.6		1.1	-	50.2		0.2	-	42.8	0.7	-	51.7
Impact on fair value from 10% adverse change			(9.5)				(41.5)			(0.6)				(14.8)				(62.8)			(1.0)
Impact on fair value from 20% adverse change			(18.6)				(80.6)			(1.2)				(19.9)				(93.5)			(1.8)
Expected credit losses (rate per annum), in %	1.0	-	34.2		2.5	-	16.9	0.3	-	19.3		0.9	-	49.5		0.9	-	42.8	0.3	-	51.4
Impact on fair value from 10% adverse change			(4.5)				(23.8)			(0.5)				(14.4)				(55.9)			(0.8)
Impact on fair value from 20% adverse change			(8.8)				(46.5)			(1.0)				(19.2)				(80.3)			(1.6)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Secured borrowings

The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of June 30, 2013 and December 31, 2012.

> Refer to “Note 27 – Assets pledged and collateral” for information on assets pledged or assigned.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	6M13	2012
CHF million
CMBS
Other assets	406	467
Liability to SPE, included in Other liabilities	(406)	(467)
Other asset-backed financing activities
Trading assets	617	1,171
Other assets	7	913
Liability to SPE, included in Other liabilities	(624)	(2,084)

Variable interest entities

Consolidated VIEs

The consolidated variable interest entities (VIEs) tables provide the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of June 30, 2013 and December 31, 2012.

Consolidated VIEs in which the Bank was the primary beneficiary

			Financial intermediation
end of 6M13	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M13 (CHF million)
Cash and due from banks	1,353	2	4	154	53	26	1,592
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,336	0	0	0	0	1,336
Trading assets	1,004	57	35	1,935	616	203	3,850
Investment securities	0	175	0	0	0	0	175
Other investments	0	0	0	0	1,607	589	2,196
Net loans	0	2,671	825	0	538	532	4,566
Premises and equipment	0	0	0	0	461	67	528
Other assets	8,540	1,495	3,027	4	508	1,835	15,409
of which loans held-for-sale	8,499	0	2,823	0	67	0	11,389
Total assets of consolidated VIEs	10,897	5,736	3,891	2,093	3,783	3,252	29,652
Customer deposits	0	0	0	0	0	167	167
Trading liabilities	14	0	0	0	7	85	106
Short-term borrowings	0	4,440	0	10	0	0	4,450
Long-term debt	10,884	14	3,733	282	97	440	15,450
Other liabilities	25	7	78	10	154	866	1,140
Total liabilities of consolidated VIEs	10,923	4,461	3,811	302	258	1,558	21,313
2012 (CHF million)
Cash and due from banks	1,534	27	0	125	44	20	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117
Trading assets	1,064	196	14	1,861	565	997	4,697
Investment securities	0	23	0	0	0	0	23
Other investments	0	0	0	0	1,712	577	2,289
Net loans	0	4,360	859	0	405	429	6,053
Premises and equipment	0	0	0	0	474	72	546
Other assets	7,369	1,637	3,111	4	571	1,816	14,508
of which loans held-for-sale	7,324	0	3,110	0	71	0	10,505
Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,771	3,911	29,983
Customer deposits	0	0	0	0	0	247	247
Trading liabilities	20	0	0	0	4	101	125
Short-term borrowings	0	5,776	0	3	0	0	5,779
Long-term debt	9,944	14	3,608	500	38	428	14,532
Other liabilities	45	6	97	7	167	842	1,164
Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	209	1,618	21,847

Non-consolidated VIEs

Non-consolidated VIE assets are related to the non-consolidated VIEs with which the Bank has variable interests. These amounts represent the assets of the entities themselves and are typically unrelated to the exposures the Bank has with the entity and thus are not amounts that are considered for risk management purposes.

Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
6M13 (CHF million)
Trading assets	95	5,326	1,095	763	634	7,913
Net loans	1	421	2,384	3,424	1,174	7,404
Other assets	0	0	25	0	4	29
Total variable interest assets	96	5,747	3,504	4,187	1,812	15,346
Maximum exposure to loss	105	17,807	3,711	6,699	1,914	30,236
Non-consolidated VIE assets	7,007	109,492	60,215	25,662	7,752	210,128
2012 (CHF million)
Trading assets	100	3,210	1,143	868	600	5,921
Net loans	8	111	2,048	3,572	1,668	7,407
Other assets	0	17	49	0	4	70
Total variable interest assets	108	3,338	3,240	4,440	2,272	13,398
Maximum exposure to loss	108	14,123	3,475	4,906	3,039	25,651
Non-consolidated VIE assets	5,163	103,990	52,268	22,304	6,486	190,211

Financial instruments	6 Months Ended
Jun. 30, 2013
Financial instruments
Note 26 Financial instruments

> Refer to “Note 27 – Financial instruments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and to “Note 32 – Financial instruments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Assets and liabilities measured at fair value on a recurring basis

end of 6M13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	386	0	0		386
Interest-bearing deposits with banks	0	396	0	0		396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	99,972	0	0		99,972
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Securities received as collateral	20,930	745	0	0		21,675
Debt	46,148	66,265	4,511	0		116,924
of which foreign governments	45,429	6,863	30	0		52,322
of which corporates	47	25,268	2,057	0		27,372
of which RMBS	0	29,510	906	0		30,416
of which CMBS	0	2,237	306	0		2,543
of which CDO	0	2,317	865	0		3,182
Equity	71,608	6,337	423	0		78,368
Derivatives	15,978	663,338	6,579	(646,566)		39,329
of which interest rate products	7,229	530,619	1,560	–		–
of which foreign exchange products	49	69,720	505	–		–
of which equity/index-related products	8,249	27,452	2,076	–		–
of which credit derivatives	0	27,652	1,627	–		–
Other	4,735	3,656	3,000	0		11,391
Trading assets	138,469	739,596	14,513	(646,566)		246,012
Debt	1,331	327	317	0		1,975
of which foreign governments	1,331	2	21	0		1,354
of which corporates	0	326	120	0		446
of which CDO	0	0	175	0		175
Equity	1	94	2	0		97
Investment securities	1,332	421	319	0		2,072
Private equity	0	0	3,883	0		3,883
of which equity funds	0	0	2,520	0		2,520
Hedge funds	0	348	133	0		481
of which debt funds	0	218	40	0		258
Other equity investments	247	83	2,100	0		2,430
of which private	0	48	2,100	0		2,148
Life finance instruments	0	0	1,713	0		1,713
Other investments	247	431	7,829	0		8,507
Loans	0	12,420	7,149	0		19,569
of which commercial and industrial loans	0	6,189	4,899	0		11,088
of which financial institutions	0	4,865	1,298	0		6,163
Other intangible assets (mortgage servicing rights)	0	0	39	0		39
Other assets	4,962	26,758	6,631	(213)		38,138
of which loans held-for-sale	0	16,891	5,842	0		22,733
Total assets at fair value	165,940	881,125	36,480	(646,779)		436,766
Less other investments - equity at fair value attributable to noncontrolling interests	(221)	(133)	(3,584)	0		(3,938)
Less assets consolidated under ASU 2009-17 [2]	0	(9,190)	(3,372)	0		(12,562)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	165,719	871,802	29,524	(646,779)		420,266
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 6M13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,916	0	0		1,916
Customer deposits	0	3,526	62	0		3,588
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	79,443	0	0		79,443
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Obligations to return securities received as collateral	20,930	745	0	0		21,675
Debt	24,011	9,278	10	0		33,299
of which foreign governments	23,722	2,573	0	0		26,295
of which corporates	74	5,745	10	0		5,829
Equity	15,527	389	21	0		15,937
Derivatives	15,152	670,301	5,338	(650,084)		40,707
of which interest rate products	6,895	524,389	1,095	–		–
of which foreign exchange products	75	80,121	1,312	–		–
of which equity/index-related products	7,528	29,276	1,244	–		–
of which credit derivatives	0	27,823	1,361	–		–
Trading liabilities	54,690	679,968	5,369	(650,084)		89,943
Short-term borrowings	0	5,427	193	0		5,620
Long-term debt	17	52,366	10,960	0		63,343
of which treasury debt over two years	0	10,541	0	0		10,541
of which structured notes over two years	0	19,654	6,306	0		25,960
of which non-recourse liabilities	17	11,377	3,088	0		14,482
Other liabilities	0	21,256	2,676	(234)		23,698
of which failed sales	0	1,342	936	0		2,278
Total liabilities at fair value	75,637	844,647	19,260	(650,318)		289,226
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	569	0	0		569
Interest-bearing deposits with banks	0	627	0	0		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Securities received as collateral	29,677	368	0	0		30,045
Debt	55,592	74,392	5,830	0		135,814
of which foreign governments	53,918	11,032	79	0		65,029
of which corporates	1	25,933	3,192	0		29,126
of which RMBS	0	30,392	724	0		31,116
of which CMBS	0	4,335	1,023	0		5,358
of which CDO	0	2,620	447	0		3,067
Equity	66,715	7,745	485	0		74,945
Derivatives	3,428	823,181	6,650	(799,843)		33,416
of which interest rate products	703	698,494	1,859	–		–
of which foreign exchange products	1	62,619	754	–		–
of which equity/index-related products	2,538	25,885	1,920	–		–
of which credit derivatives	0	29,274	1,294	–		–
Other	7,205	2,736	2,486	0		12,427
Trading assets	132,940	908,054	15,451	(799,843)		256,602
Debt	1,334	341	169	0		1,844
of which foreign governments	1,333	1	21	0		1,355
of which corporates	0	340	125	0		465
of which CDO	0	0	24	0		24
Equity	4	90	1	0		95
Investment securities	1,338	431	170	0		1,939
Private equity	0	0	3,855	0		3,855
of which equity funds	0	0	2,530	0		2,530
Hedge funds	0	470	165	0		635
of which debt funds	0	349	84	0		433
Other equity investments	271	69	2,244	0		2,584
of which private	0	61	2,245	0		2,306
Life finance instruments	0	0	1,818	0		1,818
Other investments	271	539	8,082	0		8,892
Loans	0	13,381	6,619	0		20,000
of which commercial and industrial loans	0	6,191	4,778	0		10,969
of which financial institutions	0	5,934	1,530	0		7,464
Other intangible assets (mortgage servicing rights)	0	0	43	0		43
Other assets	5,439	26,802	5,164	(146)		37,259
of which loans held-for-sale	0	14,899	4,463	0		19,362
Total assets at fair value	169,665	1,064,435	35,529	(799,989)		469,640
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)
Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	169,425	1,055,567	29,492	(799,989)		454,495
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	3,431	0	0		3,431
Customer deposits	0	4,601	25	0		4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Obligation to return securities received as collateral	29,677	368	0	0		30,045
Debt	25,782	7,015	196	0		32,993
of which foreign governments	25,624	1,476	0	0		27,100
of which corporates	0	5,030	196	0		5,226
Equity	18,109	389	6	0		18,504
Derivatives	3,174	834,413	5,154	(803,147)		39,594
of which interest rate products	628	693,525	1,357	–		–
of which foreign exchange products	1	76,988	1,648	–		–
of which equity/index-related products	2,305	27,749	1,003	–		–
of which credit derivatives	0	28,952	819	–		–
Trading liabilities	47,065	841,817	5,356	(803,147)		91,091
Short-term borrowings	0	4,389	124	0		4,513
Long-term debt	218	54,458	10,098	0		64,774
of which treasury debt over two years	0	10,567	0	0		10,567
of which structured notes over two years	0	22,545	6,189	0		28,734
of which non-recourse liabilities	218	11,006	2,551	0		13,775
Other liabilities	0	24,235	2,847	(283)		26,799
of which failed sales	0	2,523	1,160	0		3,683
Total liabilities at fair value	76,960	1,042,083	18,450	(803,430)		334,063
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2

	6M13		6M12
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	471	85	47	96
Equity	422	171	99	202
Derivatives	4,093	1	4,374	16
Trading assets	4,986	257	4,520	314
Liabilities (CHF million)
Debt	6	17	26	32
Equity	250	17	43	20
Derivatives	3,536	9	5,116	66
Trading liabilities	3,792	43	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues
6M13	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Debt	5,830	465	(979)	3,291	(4,545)	0	0	130		150	0		0	169	4,511
of which corporates	3,192	146	(483)	1,009	(2,020)	0	0	113		9	0		0	91	2,057
of which RMBS	724	257	(292)	758	(638)	0	0	6		64	0		0	27	906
of which CMBS	1,023	26	(100)	129	(821)	0	0	(3)		33	0		0	19	306
of which CDO	447	14	(39)	1,384	(1,008)	0	0	2		45	0		0	20	865
Equity	485	190	(173)	139	(236)	0	0	6		(2)	0		0	14	423
Derivatives	6,650	916	(897)	0	0	721	(1,004)	96		(97)	0		0	194	6,579
of which interest rate products	1,859	42	(198)	0	0	164	(198)	2		(161)	0		0	50	1,560
of which equity/index-related products	1,920	149	(258)	0	0	116	(225)	62		250	0		0	62	2,076
of which credit derivatives	1,294	721	(262)	0	0	111	(302)	33		(9)	0		0	41	1,627
Other	2,486	165	(224)	2,727	(2,133)	0	(65)	1		(46)	0		0	89	3,000
Trading assets	15,451	1,736	(2,273)	6,157	(6,914)	721	(1,069)	233		5	0		0	466	14,513
Investment securities	170	0	0	166	(17)	0	0	0		0	0		0	0	319
Equity	6,264	0	(40)	479	(1,058)	0	0	0		(2)	0		279	194	6,116
Life finance instruments	1,818	0	0	100	(186)	0	0	0		(80)	0		0	61	1,713
Other investments	8,082	0	(40)	579	(1,244)	0	0	0		(82)	0		279	255	7,829
Loans	6,619	93	(1,644)	368	(834)	3,593	(1,193)	(1)		(81)	0		0	229	7,149
of which commercial and industrial loans	4,778	81	(322)	368	(595)	1,346	(780)	0		(126)	0		0	149	4,899
of which financial institutions	1,530	11	(2)	1	(119)	240	(363)	0		(49)	0		0	49	1,298
Other intangible assets	43	0	0	0	0	0	0	0		0	0		(6)	2	39
Other assets	5,164	1,551	(1,556)	2,673	(1,707)	700	(501)	16		133	0		0	158	6,631
of which loans held-for-sale [2]	4,463	1,540	(1,554)	2,494	(1,538)	700	(501)	15		92	0		0	131	5,842
Total assets at fair value	35,529	3,380	(5,513)	9,943	(10,716)	5,014	(2,763)	248		(25)	0		273	1,110	36,480
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	53	0	0		(13)	0		0	(3)	62
Trading liabilities	5,356	1,024	(814)	53	(155)	489	(1,125)	124		252	0		0	165	5,369
of which interest rate derivatives	1,357	59	(132)	0	0	82	(43)	3		(269)	0		0	38	1,095
of which foreign exchange derivatives	1,648	15	(14)	0	0	13	(472)	(1)		73	0		0	50	1,312
of which equity/index-related derivatives	1,003	111	(302)	0	0	275	(308)	90		341	0		0	34	1,244
of which credit derivatives	819	808	(267)	0	0	71	(226)	40		89	0		0	27	1,361
Short-term borrowings	124	46	(34)	0	0	203	(86)	(4)		(61)	0		0	5	193
Long-term debt	10,098	1,728	(1,209)	0	0	2,818	(2,787)	16		(51)	0		0	347	10,960
of which structured notes over two years	6,189	321	(893)	0	0	1,966	(1,160)	12		(352)	0		0	223	6,306
of which non-recourse liabilities	2,551	1,369	(196)	0	0	438	(1,274)	10		114	0		0	76	3,088
Other liabilities	2,847	31	(131)	62	(280)	1	(58)	(16)		(18)	26		135	77	2,676
of which failed sales	1,160	12	(77)	45	(230)	0	0	(4)		(8)	0		0	38	936
Total liabilities at fair value	18,450	2,829	(2,188)	115	(435)	3,564	(4,056)	120		109	26		135	591	19,260
Net assets/liabilities at fair value	17,079	551	(3,325)	9,828	(10,281)	1,450	1,293	128		(134)	(26)		138	519	17,220
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 90 million primarily related to sub-prime exposures in the residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

								Trading revenues			Other revenues
6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186
Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Debt	9,941	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	24	7,847
of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125
of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253
of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364
of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654
Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429
Derivatives	9,588	912	(1,128)	0	0	701	(1,656)	73		54	0		0	42	8,586
of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195
of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247
of which credit derivatives	2,172	455	(328)	0	0	145	(385)	0		22	0		0	10	2,091
Other	2,195	110	(115)	1,239	(1,128)	0	0	(2)		11	0		0	17	2,327
Trading assets	22,191	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	81	19,189
Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92
Equity	6,899	4	(48)	355	(572)	0	0	0		1	0		397	43	7,079
Life finance instruments	1,968	0	0	70	(154)	0	0	0		25	0		0	13	1,922
Other investments	8,867	4	(48)	425	(726)	0	0	0		26	0		397	56	9,001
Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400
of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978
of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093
Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63
Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635
of which loans held-for-sale	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052
Total assets at fair value	46,938	3,982	(4,692)	7,042	(10,073)	2,581	(4,123)	174		180	0		388	169	42,566
Liabilities (CHF million)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131
of which interest rate derivatives	1,588	79	(377)	0	0	63	(67)	23		13	0		0	12	1,334
of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205
of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889
of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256
Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78
Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677
of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167
of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821
Other liabilities	3,890	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,557
of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671
Total liabilities at fair value	24,377	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,443
Net assets/liabilities at fair value	22,561	1,650	(1,757)	6,733	(9,134)	548	463	30		(307)	0		273	63	21,123
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M13				6M12
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(6)	112	106	[1]	(277)	273	(4)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,079)	74	(1,005)		113	313	426
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets at fair value

end of 6M13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Debt	4,511
of which corporates	2,057
of which	136	Option model	Correlation, in %		(83)	93	15
			Buyback probability, in %	[2]	50	100	61
of which	872	Market comparable	Price, in %		0	136	90
of which	797	Discounted cash flow	Credit spread, in bp		54	650	406
of which RMBS	906	Discounted cash flow	Discount rate, in %		1	38	10
			Prepayment rate, in %		0	26	7
			Default rate, in %		0	25	7
			Loss severity, in %		0	100	39
of which CMBS	306	Discounted cash flow	Capitalization rate, in %		4	12	9
			Discount rate, in %		0	34	15
			Prepayment rate, in %		0	10	7
			Default rate, in %		0	15	4
			Loss severity, in %		0	50	14
of which CDO	865
of which	175	Vendor price	Price, in %		0	138	102
of which	442	Discounted cash flow	Discount rate, in %		3	19	6
			Prepayment rate, in %		0	20	16
			Default rate, in %		1	3	2
			Loss severity, in %		25	50	33
of which	86	Market comparable	Price, in %		84	97	87
Equity	423
of which	191	Market comparable	EBITDA multiple		3	12	8
of which	41	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
Derivatives	6,579
of which interest rate products	1,560	Option model	Correlation, in %		17	100	72
			Prepayment rate, in %		2	45	28
			Volatility, in %		2	31	7
			Volatility skew, in %		(9)	4	(2)
			Credit spread, in bp		21	500	92
of which equity/index-linked products	2,076	Option model	Correlation, in %		(83)	93	15
			Volatility, in %		4	148	30
of which credit derivatives	1,627	Discounted cash flow	Credit spread, in bp		1	2,688	140
			Recovery rate, in %		0	77	25
			Discount rate, in %		0	38	10
			Default rate, in %		0	25	11
			Loss severity, in %		0	100	58
			Correlation, in %		41	97	60
			Prepayment rate, in %		0	25	5
Other	3,000
of which	2,313	Market comparable	Price, in %		0	123	38
of which	553	Discounted cash flow	Market implied life expectancy, in years		4	20	10
Trading assets	14,513
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 6M13	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Investment securities	319	–		–		–		–		–
Private equity	3,883	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	133	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	2,100
of which private	2,100
of which	650	Discounted cash flow		Credit spread, in bp		963		1,315		1,123
				Contingent probability, in %		50		50		50
of which	963	Market comparable		EBITDA multiple		2		12		8
Life finance instruments	1,713	Discounted cash flow		Market implied life expectancy, in years		1		22		9
Other investments	7,829
Loans	7,149
of which commercial and industrial loans	4,899
of which	4,459	Discounted cash flow		Credit spread, in bp		37		2,527		507
of which	282	Market comparable		Price, in %		0		100		48
of which financial institutions	1,298	Discounted cash flow		Credit spread, in bp		99		920		461
Other intangible assets (mortgage servicing rights)	39	–		–		–		–		–
Other assets	6,631
of which loans held-for-sale	5,842
of which	2,546	Vendor price		Price, in %		1		150		103
of which	796	Discounted cash flow		Credit spread, in bp		110		1,710		522
of which	1,786	Market comparable		Price, in %		0		116		73
Total assets at fair value	36,480
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 assets at fair value (continued)

end of 2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Debt	5,830
of which corporates	3,192
of which	754	Option model	Correlation, in %		(87)	97
			Buyback probability, in %	[1]	50	100
of which	797	Market comparable	Price, in %		0	146
of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439
of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50
			Prepayment rate, in %		0	55
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12
			Internal rate of return, in %		9	15
			Discount rate, in %		2	35
			Prepayment rate, in %		0	10
			Default rate, in %		0	40
			Loss severity, in %		0	90
of which CDO	447
of which	193	Vendor price	Price, in %		0	102
of which	123	Discounted cash flow	Discount rate, in %		2	35
			Prepayment rate, in %		0	40
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which	78	Market comaparable	Price, in %		80	93
Equity	485
of which	237	Market comparable	EBITDA multiple		3	12
of which	26	Discounted cash flow	Capitalization rate, in %		7	7
Derivatives	6,650
of which interest rate products	1,859	Option model	Correlation, in %		17	100
			Prepayment rate, in %		2	45
			Volatility, in %		(5)	31
			Credit spread, in bp		34	157
of which equity/index-linked products	1,920	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
of which credit derivatives	1,294	Discounted cash flow	Credit spread, in bp		1	5,843
			Recovery rate, in %		0	75
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Loss severity, in %		0	100
			Correlation, in %		30	97
			Prepayment rate, in %		0	40
Other	2,486
of which	1,891	Market comparable	Price, in %		0	103
of which	564	Discounted cash flow	Life expectancy, in years		4	20
Trading assets	15,451
1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.
Quantitative information about level 3 assets at fair value (continued)

end of 2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value
CHF million, except where indicated
Investment securities	170	–		–		–		–
Private equity	3,855	–	[1]	–	[1]	–	[1]	–	[1]
Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]
Other equity investments	2,244
of which private	2,245
of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049
				Contingent probability, in %		50		50
of which	903	Market comparable		EBITDA multiple		2		13
Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23
Other investments	8,082
Loans	6,619
of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763
of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888
Other intangible assets (mortgage servicing rights)	43	–		–		–		–
Other assets	5,164
of which loans held-for-sale	4,463
of which	2,031	Vendor price		Price, in %		0		103
of which	328	Discounted cash flow		Credit spread, in bp		20		1,458
of which	2,009	Market comparable		Price, in %		0		115
Total assets at fair value	35,529
1 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 liabilities at fair value

end of 6M13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	62	–	–		–	–	–
Trading liabilities	5,369
of which interest rate derivatives	1,095	Option model	Basis spread, in bp		(21)	211	106
			Correlation, in %		(30)	99	62
			Mean reversion, in %	[2]	3	10	7
			Prepayment rate, in %		5	45	31
of which foreign exchange derivatives	1,312	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		20	32	26
of which equity/index-related derivatives	1,244	Option model	Correlation, in %		(83)	93	15
			Skew, in %		59	129	94
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which credit derivatives	1,361	Discounted cash flow	Credit spread, in bp		1	2,688	151
			Discount rate, in %		0	38	10
			Default rate, in %		0	25	11
			Recovery rate, in %		20	77	42
			Loss severity, in %		0	100	58
			Correlation, in %		42	98	46
			Prepayment rate, in %		0	25	3
Short-term borrowings	193	–	–		–	–	–
Long-term debt	10,960
of which structured notes over two years	6,306	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which non-recourse liabilities	3,088
of which	2,763	Vendor price	Price, in %		0	150	103
of which	262	Market comparable	Price, in %		0	87	7
Other liabilities	2,676
of which failed sales	936
of which	651	Market comparable	Price, in %		0	99	74
of which	263	Discounted cash flow	Credit spread, in bp		175	1,710	965
			Recovery rate, in %		10	10	10
Total liabilities at fair value	19,260
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Quantitative information about level 3 liabilities at fair value (continued)

end of 2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Customer deposits	25	–	–		–	–
Trading liabilities	5,356
of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54
			Correlation, in %		17	100
			Mean reversion, in %	[1]	(33)	5
			Prepayment rate, in %		4	45
of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70
			Prepayment rate, in %		4	22
of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97
			Skew, in %		56	128
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	4
of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Recovery rate, in %		0	77
			Loss severity, in %		0	100
			Correlation, in %		0	47
			Prepayment rate, in %		0	40
Short-term borrowings	124	–	–		–	–
Long-term debt	10,098
of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	12
of which non-recourse liabilities	2,551
of which	2,255	Vendor price	Price, in %		0	103
of which	230	Market comparable	Price, in %		0	87
Other liabilities	2,847
of which failed sales	1,160
of which	646	Market comparable	Price, in %		0	100
of which	290	Discounted cash flow	Credit spread, in bp		0	1,532
Total liabilities at fair value	18,450
1 Management's best estimate of the speed at which interest rates will revert to the long-term average.
2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions

	6M13							2012
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	126		18		144	0		127		38		165	0
Equity funds	29		3,275	[1]	3,304	0		52		3,810	[2]	3,862	0
Equity funds sold short	0		(89)		(89)	0		0		(111)		(111)	0
Total funds held in trading assets and liabilities	155		3,204		3,359	0		179		3,737		3,916	0
Debt funds	40		218		258	22		68		365		433	157
Equity funds	3		32		35	0		3		43		46	0
Others	3		185		188	33		4		152		156	46
Hedge funds	46		435	[3]	481	55		75		560	[4]	635	203
Debt funds	111		0		111	3		97		0		97	17
Equity funds	2,520		0		2,520	593		2,530		0		2,530	723
Real estate funds	406		0		406	134		382		0		382	131
Others	846		0		846	196		846		0		846	198
Private equities	3,883		0		3,883	926		3,855		0		3,855	1,069
Equity method investments	372		0		372	0		385		0		385	0
Total funds held in other investments	4,301		435		4,736	981		4,315		560		4,875	1,272
Total fair value	4,456	[5]	3,639	[6]	8,095	981	[7]	4,494	[5]	4,297	[6]	8,791	1,272	[7]
1
52 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 18 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 18 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 11 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
57 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 17 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 13 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
54 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 23 % is redeemable on demand with a notice period primarily of less than 30 days and 17 % is redeemable on an annual basis with a notice period of more than 60 days .

4
66 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 19 % is redeemable on demand with a notice period primarily of less than 30 days and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 2,169 million and CHF 1,958 million attributable to noncontrolling interests in 6M13 and 2012, respectively.
6 Includes CHF 112 million and CHF 107 million attributable to noncontrolling interests in 6M13 and 2012, respectively.
7 Includes CHF 503 million and CHF 418 million attributable to noncontrolling interests in 6M13 and 2012, respectively.

Nonrecurring fair value changes

end of	6M13	2012
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.4	0.5
of which level 3	0.4	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	6M13			2012
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	715	3,090	(2,375)	920	3,810	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	396	391	5	627	615	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	99,602	370	113,664	113,196	468
Loans	19,569	20,469	(900)	20,000	20,278	(278)
Other assets [1]	25,863	31,188	(5,325)	22,060	29,787	(7,727)
Due to banks and customer deposits	(780)	(774)	(6)	(531)	(493)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,443)	(79,373)	(70)	(108,784)	(108,701)	(83)
Short-term borrowings	(5,620)	(5,562)	(58)	(4,513)	(4,339)	(174)
Long-term debt	(63,343)	(64,489)	1,146	(64,774)	(66,434)	1,660
Other liabilities	(2,278)	(3,741)	1,463	(3,683)	(6,186)	2,503
1 Primarily loans held-for-sale.

Gains and losses on financial instruments

	6M13		6M12
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Cash and due from banks	0		(12)	[2]
of which related to credit risk	0		(13)
Interest-bearing deposits with banks	4	[1]	0
of which related to credit risk	(2)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	532	[1]	628	[1]
Other trading assets	0		10	[2]
Other investments	(34)	[2]	26	[2]
of which related to credit risk	0		10
Loans	224	[1]	1	[2]
of which related to credit risk	(107)		259
Other assets	1,128	[1]	1,223	[1]
of which related to credit risk	300		268
Due to banks and customer deposits	13	[2]	4	[2]
of which related to credit risk	(1)		16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40	[2]	30	[2]
Short-term borrowings	6	[2]	(131)	[2]
Long-term debt	783	[2]	(2,870)	[2]
of which related to credit risk [3]	21		(1,177)
Other liabilities	254	[2]	265	[2]
of which related to credit risk	51		294
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3
Changes in fair value related to credit risk is due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M13 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,423	0	72,902	521	73,423
Loans	207,160	0	205,605	4,454	210,059
Other financial assets [1]	154,086	59,834	92,916	1,711	154,461
Financial liabilities
Due to banks and deposits	340,533	199,663	140,769	10	340,442
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	0	19,630	0	19,630
Short-term borrowings	15,357	0	15,363	0	15,363
Long-term debt	69,447	0	65,659	4,364	70,023
Other financial liabilities [2]	117,724	0	116,488	1,150	117,638
2012 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,783	0	69,755	27	69,782
Loans	204,551	0	206,214	4,482	210,696
Other financial assets [1]	133,498	63,519	68,568	1,680	133,767
Financial liabilities
Due to banks and deposits	320,208	193,288	126,798	9	320,095
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939
Short-term borrowings	10,325	0	10,328	0	10,328
Long-term debt	82,223	0	79,032	4,546	83,578
Other financial liabilities [2]	89,275	0	88,035	1,170	89,205
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged and collateral	6 Months Ended
Jun. 30, 2013
Assets pledged and collateral
Note 27 Assets pledged and collateral

> Refer to “Note 28 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and to” Note 33 – Assets pledged and collateral” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Assets pledged

end of	6M13	2012
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	140,638	145,598
of which encumbered	86,390	90,745

Collateral

end of	6M13	2012
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	387,052	402,784
of which sold or repledged	293,309	292,531

Litigation	6 Months Ended
Jun. 30, 2013
Litigation	Note 28 Litigation > Refer to “Note 29 – Litigation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 for further information.

Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2013
Basis of presentation

Basis of presentation

The accompanying unaudited condensed consolidated financial statements of Credit Suisse AG (the Bank) are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP) and are stated in Swiss francs (CHF). These condensed consolidated financial statements should be read in conjunction with the US GAAP consolidated financial statements and notes thereto for the year ended December 31, 2012, included in the Credit Suisse Group AG & Credit Suisse AG Annual Report 2012 (Credit Suisse Annual Report 2012).

> Refer to “Note 1 – Summary of significant accounting policies” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for a description of the Bank’s significant accounting policies.

Certain financial information, which is normally included in annual consolidated financial statements prepared in accordance with US GAAP but not required for interim reporting purposes has been condensed or omitted. Certain reclassifications have been made to the prior period’s consolidated financial statements to conform to the current period’s presentation. These condensed consolidated financial statements reflect, in the opinion of management, all adjustments that are necessary for a fair presentation of the condensed consolidated financial statements for the periods presented. The results of operations for interim periods are not indicative of results for the entire year.

In preparing these condensed consolidated financial statements, management is required to make estimates and assumptions, which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the condensed consolidated balance sheets and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Segment information (Tables)	6 Months Ended
Jun. 30, 2013
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income before taxes

in	6M13	6M12
Net revenues (CHF million)
Private Banking & Wealth Management	6,709	6,873
Investment Banking	7,345	6,710
Adjustments [1,2]	(112)	(1,546)
Net revenues	13,942	12,037
Income/(loss) before taxes (CHF million)
Private Banking & Wealth Management	1,798	1,928
Investment Banking	2,054	1,221
Adjustments [1,3]	(499)	(2,015)
Income before taxes	3,353	1,134
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

2
Includes noncontrolling interest-related revenues of CHF 229 million and CHF 229 million in 6M13 and 6M12, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such revenues.

3
Includes noncontrolling interest income of CHF 210 million and CHF 203 million in 6M13 and 6M12, respectively, from the consolidation of certain private equity funds and other entities in which the Bank does not have a significant economic interest in such income.

Total assets

end of	6M13	2012
Total assets (CHF million)
Private Banking & Wealth Management	279,340	275,683
Investment Banking	561,980	563,758
Adjustments [1]	60,896	68,719
Total assets	902,216	908,160
Beginning in 1Q13, segment assets exclude intra-Group balances between the segments. Prior period has been reclassified to conform to the current presentation.
1
Adjustments represent certain consolidating entries and balances, including those relating to items that are managed but are not legally owned by the Bank and vice-versa and certain expenses that were not allocated to the segments.

Net interest income (Tables)	6 Months Ended
Jun. 30, 2013
Net interest income
in	6M13	6M12
Net interest income (CHF million)
Loans	2,137	2,171
Investment securities	16	36
Trading assets	6,130	7,088
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,376	1,558
Other	1,113	1,208
Interest and dividend income	10,772	12,061
Deposits	(506)	(730)
Short-term borrowings	(33)	(36)
Trading liabilities	(3,098)	(4,552)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(733)	(897)
Long-term debt	(2,003)	(2,417)
Other	(121)	(153)
Interest expense	(6,494)	(8,785)
Net interest income	4,278	3,276

Commissions and fees (Tables)	6 Months Ended
Jun. 30, 2013
Commissions and fees
in	6M13	6M12
Commissions and fees (CHF million)
Lending business	910	652
Investment and portfolio management	1,998	1,943
Other securities business	50	17
Fiduciary business	2,048	1,960
Underwriting	898	722
Brokerage	2,154	1,869
Underwriting and brokerage	3,052	2,591
Other services	830	955
Commissions and fees	6,840	6,158

Trading revenues (Tables)	6 Months Ended
Jun. 30, 2013
Trading revenues
in	6M13	6M12
Trading revenues (CHF million)
Interest rate products	595	411
Foreign exchange products	897	481
Equity/index-related products	479	932
Credit products	(44)	(828)
Commodity, emission and energy products	191	88
Other products	46	357
Total	2,164	1,441
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Other revenues (Tables)	6 Months Ended
Jun. 30, 2013
Other revenues
in	6M13	6M12
Other revenues (CHF million)
Noncontrolling interests without significant economic interest	249	214
Loans held-for-sale	(3)	(19)
Long-lived assets held-for-sale	(22)	(5)
Equity method investments	60	58
Other investments	102	350
Other	274	564
Other revenues	660	1,162

Provision for credit losses (Tables)	6 Months Ended
Jun. 30, 2013
Provision for credit losses
in	6M13	6M12
Provision for credit losses (CHF million)
Provision for loan losses	32	23
Provision for lending-related and other exposures	5	9
Provision for credit losses	37	32

Compensation and benefits (Tables)	6 Months Ended
Jun. 30, 2013
Compensation and benefits
in	6M13	6M12
Compensation and benefits (CHF million)
Salaries and variable compensation	4,996	5,731
Social security	443	456
Other [1]	484	504
Compensation and benefits [2]	5,923	6,691
1 Includes pension and other post-retirement expense of CHF 319 million and CHF 383 million in 6M13 and 6M12, respectively.
2 Includes severance and other compensation expense relating to headcount reductions of CHF 144 million and CHF 168 million as of 6M13 and 6M12, respectively.

General and administrative expenses (Tables)	6 Months Ended
Jun. 30, 2013
General and administrative expenses
in	6M13	6M12
General and administrative expenses (CHF million)
Occupancy expenses	567	581
IT, machinery, etc.	760	708
Provisions and losses	443	72
Travel and entertainment	176	185
Professional services	901	886
Amortization and impairment of other intangible assets	13	14
Other	834	874
General and administrative expenses	3,694	3,320

Trading assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Trading assets and liabilities
end of	6M13	2012
Trading assets (CHF million)
Debt securities	116,924	135,814
Equity securities [1]	78,368	74,945
Derivative instruments [2]	39,329	33,416
Other	11,391	12,427
Trading assets	246,012	256,602
Trading liabilities (CHF million)
Short positions	49,244	51,501
Derivative instruments [2]	40,699	39,590
Trading liabilities	89,943	91,091
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

Cash collateral receivables and payables
end of	6M13	2012
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,566	36,715
Cash collateral received	28,027	33,274
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,215	10,904
Cash collateral received	13,043	12,224
1 Recorded as cash collateral netting on derivative instruments in Note 19 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 16 – Other assets and other liabilities.

Investment securities (Tables)	6 Months Ended
Jun. 30, 2013
Investment securities
end of	6M13	2012
Investment securities (CHF million)
Securities available-for-sale	2,072	1,939
Total investment securities	2,072	1,939

Investment securities by type
Investment securities by type

	6M13				2012
end of	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
6M13 (CHF million)
Debt securities issued by foreign governments	1,309	45	0	1,354	1,288	67	0	1,355
Corporate debt securities	446	0	0	446	465	0	0	465
Collateralized debt obligations	174	1	0	175	23	1	0	24
Debt securities available-for-sale	1,929	46	0	1,975	1,776	68	0	1,844
Banks, trust and insurance companies	75	16	0	91	73	14	0	87
Industry and all other	6	0	0	6	8	0	0	8
Equity securities available-for-sale	81	16	0	97	81	14	0	95
Securities available-for-sale	2,010	62	0	2,072	1,857	82	0	1,939

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities

	6M13		6M12
in	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	27	9	9	330
Realized gains	0	0	1	154

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities

	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
6M13 (CHF million)
Due within 1 year	978	979	2.93
Due from 1 to 5 years	678	716	3.36
Due from 5 to 10 years	243	243	0.55
Due after 10 years	30	37	4.48
Total debt securities	1,929	1,975	2.81

Loans, allowance for loan losses and credit quality (Tables)	6 Months Ended
Jun. 30, 2013
Loans
Loans

end of	6M13	2012
Loans (CHF million)
Mortgages	79,844	78,328
Loans collateralized by securities	30,206	27,248
Consumer finance	4,414	3,931
Consumer	114,464	109,507
Real estate	24,359	24,133
Commercial and industrial loans	60,293	59,518
Financial institutions	28,425	32,627
Governments and public institutions	3,064	2,555
Corporate and institutional loans	116,141	118,833
Gross loans	230,605	228,340
of which held at amortized cost	211,036	208,340
of which held at fair value	19,569	20,000
Net (unearned income)/deferred expenses	(149)	(121)
Allowance for loan losses	(713)	(721)
Net loans	229,743	227,498
Gross loans by location (CHF million)
Switzerland	133,599	135,439
Foreign	97,006	92,901
Gross loans	230,605	228,340
Impaired loan portfolio (CHF million)
Non-performing loans	690	637
Non-interest-earning loans	279	281
Total non-performing and non-interest-earning loans	969	918
Restructured loans	20	30
Potential problem loans	379	450
Total other impaired loans	399	480
Gross impaired loans	1,368	1,398

Allowance for loan losses
Allowance for loan losses and gross loans held at amortized cost by portfolio

	6M13			6M12
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	143	578	721	159	563	722
Net movements recognized in statements of operations	3	29	32	21	2	23
Gross write-offs	(17)	(82)	(99)	(20)	(34)	(54)
Recoveries	10	24	34	12	16	28
Net write-offs	(7)	(58)	(65)	(8)	(18)	(26)
Provisions for interest	2	10	12	3	7	10
Foreign currency translation impact and other adjustments, net	4	9	13	(2)	15	13
Balance at end of period	145	568	713	173	569	742
of which individually evaluated for impairment	115	412	527	146	404	550
of which collectively evaluated for impairment	30	156	186	27	165	192
Gross loans held at amortized cost (CHF million)
Balance at end of period	114,453	96,583	211,036	107,914	97,053	204,967
of which individually evaluated for impairment [1]	384	984	1,368	398	1,028	1,426
of which collectively evaluated for impairment	114,069	95,599	209,668	107,516	96,025	203,541
1 Represents gross impaired loans both with and without a specific allowance.

Purchases, reclassifications and sales
Purchases, reclassifications and sales

	6M13			6M12
in	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	0	2,115	2,115	348	3,361	3,709
Reclassifications from loans held-for-sale [2]	0	106	106	0	85	85
Reclassifications to loans held-for-sale [3]	0	308	308	0	816	816
Sales [3]	0	187	187	0	707	707
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.

Gross loans held at amortized cost by internal counterparty rating
Gross loans held at amortized cost by internal counterparty rating

end of	AAA	AA	A	BBB	BB	B	CCC	CC	C	D	Total
6M13 (CHF million)
Mortgages	298	2,111	15,630	48,606	12,281	721	42	3	0	152	79,844
Loans collateralized by securities	237	443	2,689	24,653	2,043	38	7	0	0	96	30,206
Consumer finance	0	50	233	3,333	660	21	0	0	0	106	4,403
Consumer	535	2,604	18,552	76,592	14,984	780	49	3	0	354	114,453
Real estate	273	742	3,442	12,199	6,701	349	3	0	0	81	23,790
Commercial and industrial loans	188	639	1,737	20,486	21,652	3,434	318	0	20	732	49,206
Financial institutions	2,206	2,062	9,382	5,877	1,879	740	1	0	0	115	22,262
Governments and public institutions	36	249	163	428	124	88	237	0	0	0	1,325
Corporate and institutional loans	2,703	3,692	14,724	38,990	30,356	4,611	559	0	20	928	96,583
Gross loans held at amortized cost	3,238	6,296	33,276	115,582	45,340	5,391	608	3	20	1,282	211,036
Value of collateral [1]	2,851	4,640	24,500	105,456	38,712	3,247	161	3	10	691	180,271
2012 (CHF million)
Mortgages	378	708	11,277	51,295	14,088	413	8	8	0	153	78,328
Loans collateralized by securities	79	57	944	23,289	2,686	91	6	1	0	95	27,248
Consumer finance	0	6	98	3,171	473	18	0	0	1	152	3,919
Consumer	457	771	12,319	77,755	17,247	522	14	9	1	400	109,495
Real estate	258	367	2,039	13,397	7,519	159	0	0	0	50	23,789
Commercial and industrial loans	214	307	1,442	21,079	21,319	3,268	203	1	40	676	48,549
Financial institutions	2,288	2,086	12,490	5,168	2,555	381	0	33	14	147	25,162
Governments and public institutions	68	34	324	464	125	101	229	0	0	0	1,345
Corporate and institutional loans	2,828	2,794	16,295	40,108	31,518	3,909	432	34	54	873	98,845
Gross loans held at amortized cost	3,285	3,565	28,614	117,863	48,765	4,431	446	43	55	1,273	208,340
Value of collateral [1]	2,899	2,577	18,358	107,275	40,170	2,835	170	43	4	664	174,995
1 Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, collateral values are generally values at the time of granting the loan.

Gross loans held at amortized cost - aging analysis
Gross loans held at amortized cost – aging analysis

	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
6M13 (CHF million)
Mortgages	79,538	135	11	6	154	306	79,844
Loans collateralized by securities	29,947	119	41	3	96	259	30,206
Consumer finance	3,929	368	28	46	32	474	4,403
Consumer	113,414	622	80	55	282	1,039	114,453
Real estate	23,548	155	4	2	81	242	23,790
Commercial and industrial loans	48,218	452	56	135	345	988	49,206
Financial institutions	21,694	433	15	1	119	568	22,262
Governments and public institutions	1,324	1	0	0	0	1	1,325
Corporate and institutional loans	94,784	1,041	75	138	545	1,799	96,583
Gross loans held at amortized cost	208,198	1,663	155	193	827	2,838	211,036
2012 (CHF million)
Mortgages	78,023	154	14	10	127	305	78,328
Loans collateralized by securities	26,919	220	3	3	103	329	27,248
Consumer finance	3,508	314	33	26	38	411	3,919
Consumer	108,450	688	50	39	268	1,045	109,495
Real estate	23,634	106	2	2	45	155	23,789
Commercial and industrial loans	47,406	640	22	136	345	1,143	48,549
Financial institutions	24,929	53	2	34	144	233	25,162
Governments and public institutions	1,310	35	0	0	0	35	1,345
Corporate and institutional loans	97,279	834	26	172	534	1,566	98,845
Gross loans held at amortized cost	205,729	1,522	76	211	802	2,611	208,340

Gross impaired loans by category
Gross impaired loans by category

	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
6M13 (CHF million)
Mortgages	149	8	157	0	21	21	178
Loans collateralized by securities	21	76	97	0	1	1	98
Consumer finance	100	7	107	0	1	1	108
Consumer	270	91	361	0	23	23	384
Real estate	82	2	84	0	11	11	95
Commercial and industrial loans	241	150	391	20	344	364	755
Financial institutions	97	36	133	0	1	1	134
Corporate and institutional loans	420	188	608	20	356	376	984
Gross impaired loans	690	279	969	20	379	399	1,368
2012 (CHF million)
Mortgages	125	9	134	0	39	39	173
Loans collateralized by securities	18	74	92	0	3	3	95
Consumer finance	143	10	153	0	1	1	154
Consumer	286	93	379	0	43	43	422
Real estate	42	4	46	0	15	15	61
Commercial and industrial loans	251	146	397	30	327	357	754
Financial institutions	58	38	96	0	65	65	161
Corporate and institutional loans	351	188	539	30	407	437	976
Gross impaired loans	637	281	918	30	450	480	1,398

Gross impaired loan detail
Gross impaired loan detail

	6M13			2012
end of	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	169	161	15	149	141	16
Loans collateralized by securities	71	67	58	68	66	53
Consumer finance	90	88	42	129	125	47
Consumer	330	316	115	346	332	116
Real estate	95	91	17	58	54	18
Commercial and industrial loans	742	698	314	627	592	306
Financial institutions	132	130	81	157	154	92
Corporate and institutional loans	969	919	412	842	800	416
Gross impaired loans with a specific allowance	1,299	1,235	527	1,188	1,132	532
Mortgages	9	9	–	24	24	–
Loans collateralized by securities	27	27	–	27	27	–
Consumer finance	18	18	–	25	25	–
Consumer	54	54	–	76	76	–
Real estate	0	0	–	3	3	–
Commercial and industrial loans	13	13	–	127	128	–
Financial institutions	2	2	–	4	4	–
Corporate and institutional loans	15	15	–	134	135	–
Gross impaired loans without specific allowance	69	69	–	210	211	–
Gross impaired loans	1,368	1,304	527	1,398	1,343	532
of which consumer loans	384	370	115	422	408	116
of which corporate and institutional loans	984	934	412	976	935	416

Gross impaired loan detail (continued)

	6M13			6M12
in	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	149	1	1	149	1	1
Loans collateralized by securities	71	1	0	68	1	0
Consumer finance	99	0	0	132	2	2
Consumer loans	319	2	1	349	4	3
Real estate	63	0	0	35	0	0
Commercial and industrial loans	700	3	3	563	2	1
Financial institutions	145	0	0	201	1	1
Governments and public institutions	0	0	0	6	0	0
Corporate and institutional loans	908	3	3	805	3	2
Gross impaired loans with a specific allowance	1,227	5	4	1,154	7	5
Mortgages	26	0	0	31	0	0
Loans collateralized by securities	27	0	0	1	0	0
Consumer finance	29	0	0	36	0	0
Consumer loans	82	0	0	68	0	0
Real estate	7	0	0	17	0	0
Commercial and industrial loans	103	0	0	215	2	2
Financial institutions	3	0	0	11	0	0
Corporate and institutional loans	113	0	0	243	2	2
Gross impaired loans without specific allowance	195	0	0	311	2	2
Gross impaired loans	1,422	5	4	1,465	9	7
of which consumer loans	401	2	1	417	4	3
of which corporate and institutional loans	1,021	3	3	1,048	5	4

Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Other assets and other liabilities
end of	6M13	2012
Other assets (CHF million)
Cash collateral on derivative instruments	10,215	10,904
Cash collateral on non-derivative transactions	1,905	1,995
Derivative instruments used for hedging	2,358	3,913
Assets held-for-sale	23,763	20,343
of which loans	23,284	19,894
of which real estate	478	442
Assets held for separate accounts	12,032	13,414
Interest and fees receivable	5,705	5,845
Deferred tax assets	6,580	7,094
Prepaid expenses	800	532
Failed purchases	3,131	2,699
Other	6,144	6,043
Other assets	72,633	72,782
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,043	12,224
Cash collateral on non-derivative transactions	1,957	1,246
Derivative instruments used for hedging	722	1,114
Provisions [1]	1,240	1,348
of which off-balance sheet risk	64	59
Liabilities held for separate accounts	12,032	13,414
Interest and fees payable	7,459	6,556
Current tax liabilities	805	811
Deferred tax liabilities	88	103
Failed sales	2,944	4,336
Other	15,573	16,215
Other liabilities	55,863	57,367
1 Includes provisions for bridge commitments.

Long-term debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-term debt
end of	6M13	2012
Long-term debt (CHF million)
Senior	99,142	112,123
Subordinated	18,197	20,342
Non-recourse liabilities from consolidated VIEs	15,450	14,532
Long-term debt	132,789	146,997
of which reported at fair value	63,343	64,774

Schedule of Structured notes
Structured notes by product

end of	6M13	2012
Structured notes (CHF million)
Equity	21,946	23,761
Fixed income	6,072	6,559
Emerging markets [1]	2,126	3,304
Credit	2,643	1,893
Other	1,534	1,122
Total structured notes	34,321	36,639
1 Transactions where the return is based on a referenced underlying or counterparty specific to emerging markets.

Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2013
Accumulated other comprehensive income
Accumulated other comprehensive income

	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service cost	Accumu- lated other compre- hensive income
6M13 (CHF million)
Balance at beginning of period	7	(11,349)	53	(670)	3	(11,956)
Increase/(decrease)	(17)	492	(10)	0	0	465
Reclassification adjustments, included in net income	0	46	0	28	0	74
Total increase/(decrease)	(17)	538	(10)	28	0	539
Balance at end of period	(10)	(10,811)	43	(642)	3	(11,417)
6M12 (CHF million)
Balance at beginning of period	0	(10,326)	96	(729)	4	(10,955)
Increase/(decrease)	1	(157)	256	(1)	0	99
Reclassification adjustments, included in net income	0	1	(134)	27	0	(106)
Total increase/(decrease)	1	(156)	122	26	0	(7)
Balance at end of period	1	(10,482)	218	(703)	4	(10,962)

Details on significant reclassification adjustments
Details on significant reclassification adjustments

in	6M13
Reclassification adjustments, included in net income (CHF million)
Cumulative translation adjustments
Sale of subsidiaries [1]	46
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	44
Tax expense/(benefit)	(16)
Net of tax	28
1
Reflects a net impairment provision of CHF 46 million on the sale of JO Hambro which is expected to settle in 3Q13. Upon settlement, a further estimated CHF 34 million is expected to be reclassified from cumulative translation adjustments and included in net income in other revenues, offset by a gain on the transaction.

2 These components are included in the computation of total pension costs. Refer to "Note 22 – Pension and other post-retirement benefits" for further information.

Offsetting of financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Offsetting of derivatives
Offsetting of derivatives

	6M13		2012
end of	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforcable master netting agreements (CHF billion)
OTC-cleared	285.7	285.0	365.3	365.4
OTC	254.2	244.8	337.7	327.9
Exchange-traded	0.3	0.1	0.2	0.2
Interest rate products	540.2	529.9	703.2	693.5
OTC	65.3	75.7	60.4	73.2
Exchange-traded	0.1	0.1	0.0	0.0
Foreign exchange products	65.4	75.8	60.4	73.2
OTC	16.5	17.3	12.7	15.2
Exchange-traded	16.0	16.9	13.7	14.1
Equity/index-related products	32.5	34.2	26.4	29.3
OTC-cleared	3.5	3.3	3.0	2.7
OTC	25.1	25.3	27.1	26.8
Credit derivatives	28.6	28.6	30.1	29.5
OTC	6.8	7.3	5.7	5.5
Exchange-traded	1.3	1.6	1.7	1.7
Other products	8.1	8.9	7.4	7.2
OTC-cleared	289.2	288.3	368.3	368.1
OTC	367.9	370.4	443.6	448.6
Exchange-traded	17.7	18.7	15.6	16.0
Total gross derivatives subject to enforceable master netting agreements	674.8	677.4	827.5	832.7
Offsetting (CHF billion)
OTC-cleared	(286.1)	(286.1)	(367.2)	(367.5)
OTC	(343.7)	(347.3)	(418.6)	(421.7)
Exchange-traded	(16.9)	(16.9)	(14.2)	(14.2)
Offsetting	(646.7)	(650.3)	(800.0)	(803.4)
of which counterparty netting	(618.7)	(618.7)	(766.7)	(766.7)
of which cash collateral netting	(28.0)	(31.6)	(33.3)	(36.7)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	3.1	2.2	1.1	0.6
OTC	24.2	23.1	25.0	26.9
Exchange-traded	0.8	1.8	1.4	1.8
Total net derivatives subject to enforceable master netting agreements	28.1	27.1	27.5	29.3
Total derivatives not subject to enforceable master netting agreements [1]	13.6	14.3	9.8	11.4
Total net derivatives presented in the consolidated balance sheets	41.7	41.4	37.3	40.7
of which recorded in trading assets and trading liabilities	39.3	40.7	33.4	39.6
of which recorded in other assets and other liabilities	2.4	0.7	3.9	1.1
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

Offsetting of securities purchased under resale agreements and securities borrowing transactions
Offsetting of securities purchased under resale agreements and securities borrowing transactions

	6M13				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	130.0	(38.7)	91.3		141.4	(41.1)	100.3
Securities borrowing transactions	27.2	(2.2)	25.0		20.9	(2.0)	18.9
Total subject to enforceable master netting agreements	157.2	(40.9)	116.3		162.3	(43.1)	119.2
Total not subject to enforceable master netting agreements [1]	57.1	–	57.1		64.2	–	64.2
Total	214.3	(40.9)	173.4	[2]	226.5	(43.1)	183.4	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 99,972 million and CHF 113,664 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements and securities lending transactions

	6M13				2012
end of	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	100.5	(40.9)	59.6		99.6	(43.1)	56.5
Securities lending transactions	10.2	0.0	10.2		10.8	0.0	10.8
Obligation to return securities received as collateral, at fair value	21.1	0.0	21.1		25.9	0.0	25.9
Total subject to enforceable master netting agreements	131.8	(40.9)	90.9		136.3	(43.1)	93.2
Total not subject to enforceable master netting agreements [1]	29.9	–	29.9		69.5	–	69.5
Total	161.7	(40.9)	120.8		205.8	(43.1)	162.7
of which securities sold under repurchase agreements and securities lending transactions	140.0	(40.9)	99.1	[2]	175.8	(43.1)	132.7	[2]
of which obligation to return securities received as collateral, at fair value	21.7	0.0	21.7		30.0	0.0	30.0
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 79,443 million and CHF 108,784 million of the total net amount as of the end of 2Q13 and 4Q12, respectively, are reported at fair value.

Amounts not offset in the consolidated balance sheets
Amounts not offset in the consolidated balance sheets

	6M13						2012
end of	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	28.1	5.9		0.2		22.0	27.5	5.1		0.0		22.4
Securities purchased under resale agreements	91.3	91.2		0.1		0.0	100.3	100.3		0.0		0.0
Securities borrowing transactions	25.0	23.2		0.0		1.8	18.9	17.4		0.0		1.5
Total financial assets subject to enforceable master netting agreements	144.4	120.3		0.3		23.8	146.7	122.8		0.0		23.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	27.1	7.4		0.6		19.1	29.3	7.9		0.0		21.4
Securities sold under repurchase agreements	59.6	59.4		0.2		0.0	56.5	56.3		0.2		0.0
Securities lending transactions	10.2	9.7		0.0		0.5	10.8	10.2		0.0		0.6
Obligation to return securities received as collateral, at fair value	21.1	19.9		0.0		1.2	25.9	24.2		0.0		1.7
Total financial liabilities subject to enforceable master netting agreements	118.0	96.4		0.8		20.8	122.5	98.6		0.2		23.7
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Tax (Tables)	6 Months Ended
Jun. 30, 2013
Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate

in	6M13
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense computed at the statutory tax rate of 22%	738
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	166
Other non-deductible expenses	186
Changes in deferred tax valuation allowance	(44)
Lower taxed income	(87)
Income taxable to noncontrolling interests	(86)
Tax deductible impairments of Swiss subsidiary investments	(13)
Other	79
Income tax expense	939

Effective tax rate	Effective tax rate
in	6M13	6M12
Effective tax rate (%)
Effective tax rate	28.0	24.4

Net deferred tax assets
Net deferred tax assets

end of	6M13	2012
Net deferred tax assets (CHF million)
Deferred tax assets	6,580	7,094
of which net operating losses	1,857	2,045
of which deductible temporary differences	4,723	5,049
Deferred tax liabilities	(88)	(103)
Net deferred tax assets	6,492	6,991

Employee deferred compensation (Tables)	6 Months Ended
Jun. 30, 2013
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense

in	6M13	6M12
Deferred compensation expense (CHF million)
Share awards	453	411
Performance share awards	326	197
Plus Bond awards [1]	16	0
2011 Partner Asset Facility awards [2]	(30)	513
Adjustable Performance Plan share awards	21	0
Adjustable Performance Plan cash awards [3]	(1)	203
Restricted Cash Awards	91	86
Scaled Incentive Share Units	23	61
Incentive Share Units [3]	(2)	33
2008 Partner Asset Facility awards [2]	53	61
Other cash awards	234	166
Total deferred compensation expense	1,184	1,731
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in 6M13 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in underlying fair value of the indexed assets during the period.
3 Includes claw backs.

Additional information
Estimated unrecognized deferred compensation expense

end of	6M13
Estimated unrecognized deferred compensation expense (CHF million)
Share awards	1,177
Performance share awards	487
Plus Bond awards	28
Adjustable Performance Plan share awards	25
Adjustable Performance Plan cash awards	33
Restricted Cash Awards	206
Scaled Incentive Share Units	33
Other cash awards	155
Total	2,144

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.8

Share-based award activities
Share-based award activity

	6M13
Number of awards (in millions)	Share awards	Performance share awards	Adjustable Performance Plan share awards		SISU awards	ISU awards
Share-based award activity
Balance at beginning of period	55.1	22.9	29.7		9.4	3.6
Granted	38.9	26.2	1.1	[1]	0.0	0.0
Settled	(17.7)	(7.4)	(16.5)		(4.7)	(1.7)
Forfeited	(1.4)	(0.6)	(0.2)		(0.1)	(0.2)
Balance at end of period	74.9	41.1	14.1		4.6	1.7
of which vested	4.1	1.4	0.7		1.1	0.1
of which unvested	70.8	39.7	13.4		3.5	1.6
1 Represents additional units earned in 6M13 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Pension and other post-retirement benefits (Tables)	6 Months Ended
Jun. 30, 2013
Components of total pension costs
Components of total pension costs

in	6M13	6M12
Total pension costs (CHF million)
Service costs on benefit obligation	14	17
Interest costs on benefit obligation	65	67
Expected return on plan assets	(81)	(81)
Amortization of recognized prior service cost/(credit)	0	(1)
Amortization of recognized actuarial losses	44	42
Total pension costs	42	44

Derivatives and hedging activities (Tables)	6 Months Ended
Jun. 30, 2013
Fair value of derivative instruments
Fair value of derivative instruments

	Trading			Hedging			[1]
end of 6M13	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	10,366.8	8.6	8.5	0.0	0.0	0.0
Swaps	31,998.5	479.2	472.4	64.6	2.5	0.7
Options bought and sold (OTC)	3,961.1	51.1	51.3	0.0	0.0	0.0
Futures	1,357.7	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	639.5	0.4	0.3	0.0	0.0	0.0
Interest rate products	48,323.6	539.3	532.5	64.6	2.5	0.7
Forwards	2,386.4	25.5	23.8	23.5	0.1	0.3
Swaps	1,377.3	31.0	42.6	0.0	0.0	0.0
Options bought and sold (OTC)	1,131.9	13.7	15.0	0.0	0.0	0.0
Futures	60.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	5.3	0.1	0.1	0.0	0.0	0.0
Foreign exchange products	4,961.0	70.3	81.5	23.5	0.1	0.3
Forwards	5.1	0.7	0.0	0.0	0.0	0.0
Swaps	221.5	5.7	7.0	0.0	0.0	0.0
Options bought and sold (OTC)	256.1	12.8	11.8	0.0	0.0	0.0
Futures	52.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	471.0	18.6	19.2	0.0	0.0	0.0
Equity/index-related products	1,005.7	37.8	38.0	0.0	0.0	0.0
Credit derivatives [2]	1,696.6	29.3	29.2	0.0	0.0	0.0
Forwards	28.0	2.1	3.0	0.0	0.0	0.0
Swaps	51.1	3.8	2.9	0.0	0.0	0.0
Options bought and sold (OTC)	45.0	1.9	2.0	0.0	0.0	0.0
Futures	35.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	58.1	1.4	1.7	0.0	0.0	0.0
Other products [3]	217.3	9.2	9.6	0.0	0.0	0.0
Total derivative instruments	56,204.2	685.9	690.8	88.1	2.6	1.0
The notional amount, PRV and NRV (trading and hedging) was CHF 56,292.3 billion, CHF 688.5 billion and CHF 691.8 billion, respectively, as of 6M13.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity, energy and emission products.

Fair value of derivative instruments (continued)

	Trading				Hedging			[1]
end of 2012	Notional amount		Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	8,055.9		2.6	2.5	0.0	0.0	0.0
Swaps	29,159.0		635.8	630.1	58.0	3.8	1.3
Options bought and sold (OTC)	3,739.9		62.4	62.6	0.0	0.0	0.0
Futures	1,145.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	952.0		0.3	0.2	0.0	0.0	0.0
Interest rate products	43,052.2		701.1	695.4	58.0	3.8	1.3
Forwards	2,134.1		21.6	21.3	19.6	0.2	0.1
Swaps	1,336.4		32.1	46.6	0.0	0.0	0.0
Options bought and sold (OTC)	985.3		9.7	10.7	0.0	0.0	0.0
Futures	83.8	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	3.6		0.0	0.0	0.0	0.0	0.0
Foreign exchange products	4,543.2		63.4	78.6	19.6	0.2	0.1
Forwards	5.5		0.6	0.0	0.0	0.0	0.0
Swaps	211.1		4.5	5.9	0.0	0.0	0.0
Options bought and sold (OTC)	215.1		11.5	11.1	0.0	0.0	0.0
Futures	74.4		0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	338.2		13.7	14.1	0.0	0.0	0.0
Equity/index-related products	844.3		30.3	31.1	0.0	0.0	0.0
Credit derivatives [3]	1,694.5		30.6	29.8	0.0	0.0	0.0
Forwards	31.3		1.1	1.4	0.0	0.0	0.0
Swaps	55.3		3.6	3.1	0.0	0.0	0.0
Options bought and sold (OTC)	54.2		1.6	1.6	0.0	0.0	0.0
Futures	35.5	[2]	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	50.4		1.6	1.7	0.0	0.0	0.0
Other products [4]	226.7		7.9	7.8	0.0	0.0	0.0
Total derivative instruments	50,360.9		833.3	842.7	77.6	4.0	1.4
The notional amount, PRV and NRV (trading and hedging) was CHF 50,438.5 billion, CHF 837.3 billion and CHF 844.1 billion, respectively, as of December 31, 2012.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Prior period amounts have been corrected to reclassify the notional amounts of foreign exchange products to other products.
3 Primarily credit default swaps.
4 Primarily precious metals, commodity, energy and emission products.

Fair value hedges
Fair value hedges

in	6M13	6M12
Gains/(losses) recognized in income on derivatives (CHF million)
Interest rate products	274	449
Foreign exchange products	(8)	(12)
Total	266	437
Gains/(losses) recognized in income on hedged items (CHF million)
Interest rate products	(274)	(476)
Foreign exchange products	8	12
Total	(266)	(464)
Details of fair value hedges (CHF million)
Net gains/(losses) on the ineffective portion	0	(27)
Represents gains/(losses) recognized in trading revenues.

Cash flow hedges	Cash flow hedges
in	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Interest rate products	(20)	0
Total	(20)	0

Net investment hedges
Net investment hedges

in	6M13	6M12
Gains/(losses) recognized in AOCI on derivatives (CHF million)
Foreign exchange products	(291)	(201)
Total	(291)	(201)
Gains/(losses) reclassified from AOCI into income (CHF million)
Foreign exchange products [1]	0	77
Total	0	77
Represents gains/(losses) on effective portion.
1 Included in other revenues.

Credit protection sold/purchased
Credit protection sold/purchased

	6M13						2012
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased	Fair value of credit protection sold	Credit protection sold		Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(382.5)	358.9		(23.6)	45.1	1.6	(394.6)		373.9		(20.7)	56.0		2.5
Non-investment grade	(132.7)	128.1		(4.6)	12.3	0.2	(135.4)		129.3		(6.1)	11.3		(0.4)
Total single-name instruments	(515.2)	487.0		(28.2)	57.4	1.8	(530.0)	[3]	503.2	[3]	(26.8)	67.3	[3]	2.1	[3]
of which sovereigns	(117.1)	113.6		(3.5)	9.1	(1.7)	(119.4)		117.1		(2.3)	10.3		(0.7)
of which non-sovereigns	(398.1)	373.4		(24.7)	48.3	3.5	(410.6)		386.1		(24.5)	57.0		2.8
Multi-name instruments (CHF billion)
Investment grade [2]	(223.9)	217.2		(6.7)	32.5	0.0	(222.2)		207.1		(15.1)	20.6		(0.7)
Non-investment grade	(67.3)	70.3	[4]	3.0	10.8	(1.2)	(62.8)		56.1	[4]	(6.7)	9.8		(1.6)
Total multi-name instruments	(291.2)	287.5		(3.7)	43.3	(1.2)	(285.0)	[3]	263.2	[3]	(21.8)	30.4	[3]	(2.3)	[3]
of which sovereigns	(12.6)	12.5		(0.1)	0.2	0.0	(13.5)		13.1		(0.4)	0.4		(0.1)
of which non-sovereigns	(278.6)	275.0		(3.6)	43.1	(1.2)	(271.5)		250.1		(21.4)	30.0		(2.2)
Total instruments (CHF billion)
Investment grade [2]	(606.4)	576.1		(30.3)	77.6	1.6	(616.8)		581.0		(35.8)	76.6		1.8
Non-investment grade	(200.0)	198.4		(1.6)	23.1	(1.0)	(198.2)		185.4		(12.8)	21.1		(2.0)
Total instruments	(806.4)	774.5		(31.9)	100.7	0.6	(815.0)		766.4		(48.6)	97.7		(0.2)
of which sovereigns	(129.7)	126.1		(3.6)	9.3	(1.7)	(132.9)		130.2		(2.7)	10.7		(0.8)
of which non-sovereigns	(676.7)	648.4		(28.3)	91.4	2.3	(682.1)		636.2		(45.9)	87.0		0.6
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Credit protection instruments have been corrected to reclassify certain single-name instruments to multi-name instruments.
4 Includes the Clock Finance transaction.

Contingent credit risk
Contingent credit risk

	6M13				2012
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties		Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	11.4	1.4	0.2	13.0	15.3		1.4	0.6	17.3
Collateral posted	10.2	1.4	–	11.6	13.4		1.4	–	14.8
Additional collateral required in a one-notch downgrade event	0.2	0.5	0.0	0.7	0.2		0.5	0.0	0.7
Additional collateral required in a two-notch downgrade event	2.8	1.3	0.0	4.1	2.7	[1]	1.5	0.5	4.7
1 Additional collateral required in a two-notch downgrade event has been corrected.

Reconciliation of notional amount of credit derivatives included in fair value of derivative instruments to credit protection sold/purchased
Credit derivatives

end of	6M13	2012
Credit derivatives (CHF billion)
Credit protection sold	806.4	815.0
Credit protection purchased	774.5	766.4
Other protection purchased	100.7	97.7
Other instruments [1]	15.0	15.4
Total credit derivatives	1,696.6	1,694.5
1 Consists of certain cash collateralized debt obligations, total return swaps and other derivative instruments.

Maturity of credit protection sold
Maturity of credit protection sold

end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M13 (CHF billion)
Single-name instruments	118.3	328.8	68.1	515.2
Multi-name instruments	18.5	187.1	85.6	291.2
Total instruments	136.8	515.9	153.7	806.4
2012 (CHF billion)
Single-name instruments	125.0	326.0	79.0	530.0
Multi-name instruments	42.7	171.0	71.3	285.0
Total instruments	167.7	497.0	150.3	815.0

Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2013
Guarantees
Guarantees

end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M13 (CHF million)
Credit guarantees and similar instruments	10,404	2,370	12,774	12,546		9	1,931
Performance guarantees and similar instruments	4,683	4,233	8,916	8,013		80	2,978
Securities lending indemnifications	12,578	0	12,578	12,578		0	12,578
Derivatives [2]	17,793	17,842	35,635	35,635		1,132	–	[3]
Other guarantees	3,738	1,211	4,949	4,934		3	2,609
Total guarantees	49,196	25,656	74,852	73,706		1,224	20,096
2012 (CHF million)
Credit guarantees and similar instruments [4]	10,101	2,481	12,582	12,195		53	1,918
Performance guarantees and similar instruments	5,047	4,300	9,347	8,608		135	3,307
Securities lending indemnifications	12,211	0	12,211	12,211		0	12,211
Derivatives [2]	21,197	14,218	35,415	35,415		985	–	[3]
Other guarantees	4,172	1,109	5,281	5,260		3	2,789
Total guarantees	52,728	22,108	74,836	73,689		1,176	20,225
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.
4 Prior period has been corrected.

Residential mortgage loans sold
Residential mortgage loans sold

Residential mortgage loans sold from January 1, 2004 to June 30, 2013 (USD billion)
Government-sponsored enterprises	8.2
Private investors [1]	23.1
Non-agency securitizations	132.5	[2]
Total	163.8
1 Primarily banks.
2
The outstanding balance of residential mortgage loans as of June 30, 2013 was USD 27.4 billion. The difference of the total balance of mortgage loans sold and the outstanding balance as of June 30, 2013 is attributable to borrower payments of USD 87.3 billion and losses of USD 17.8 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims

	6M13					6M12
	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total
Outstanding repurchase claims (USD million)
Balance at beginning of period	67	464	1,395	1,926		68	432	243	743
New claims	36	115	489	640		36	22	777	835
Claims settled through repurchases	(4)	0	(2)	(6)	[1]	(3)	0	(5)	(8)	[1]
Other settlements	(8)	(155)	(7)	(170)	[2]	(4)	(1)	(8)	(13)	[2]
Total claims settled	(12)	(155)	(9)	(176)		(7)	(1)	(13)	(21)
Claims rescinded	(10)	(4)	0	(14)		(26)	(5)	0	(31)
Transfers to arbitration and litigation, net [3]	0	0	(681)	(681)		0	0	(156)	(156)
Balance at end of period	81	420	1,194	1,695		71	448	851	1,370
1 Settled at a repurchased price of USD 6 million and USD 9 million in 6M13 and 6M12, respectively.
2 Settled at USD 25 million and USD 10 million in 6M13 and 6M12, respectively.
3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims

	6M13	6M12
Provisions for outstanding repurchase claims (USD million) [1]
Balance at beginning of period	55	59
Increase/(decrease) in provisions, net	74	16
Realized losses [2]	(31)	(19)	[3]
Balance at end of period [4]	98	56
1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information.
2 Includes indemnifications paid to resolve loan repurchase claims.
3 Primarily related to government-sponsored enterprises and non-agency securitizations.
4 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments

	6M13							2012
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,653	29	5,682		5,567		3,160	6,210	41	6,251		6,054		3,219
Loan commitments	167,367	74,586	241,953	[2]	236,515		162,088	166,259	67,646	233,905	[2]	228,433		151,616
Forward reverse repurchase agreements	43,192	0	43,192		43,192		43,192	45,556	0	45,556		45,556		45,556
Other commitments	3,762	1,531	5,293		5,293		167	906	1,609	2,515		2,515		131
Total other commitments	219,974	76,146	296,120		290,567		208,607	218,931	69,296	288,227		282,558		200,522
1 Total net amount is computed as the gross amount less any participations.
2
Includes CHF 137,542 million and CHF 136,669 million of unused credit limits as of the end of 6M13 and 2012, respectively, which were revocable at the Bank's sole discretion upon notice to the client.

Transfers of financial assets and variable interest entities (Tables)	6 Months Ended
Jun. 30, 2013
Securitizations
Securitizations

in	6M13	6M12
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	23
Proceeds from transfer of assets	3,631	3,718
Cash received on interests that continue to be held	32	35
RMBS
Net gain/(loss) [1]	2	(2)
Proceeds from transfer of assets	14,257	8,483
Purchases of previously transferred financial assets or its underlying collateral	(8)	(11)
Servicing fees	2	1
Cash received on interests that continue to be held	275	246
Other asset-backed financings
Net gain [1]	7	71
Proceeds from transfer of assets	553	279
Purchases of previously transferred financial assets or its underlying collateral [2]	(65)	(161)
Servicing fees	0	0
Cash received on interests that continue to be held	329	582
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement

end of	6M13	2012
CHF million
CMBS
Principal amount outstanding	33,203	30,050
Total assets of SPE	48,661	45,407
RMBS
Principal amount outstanding	51,891	58,112
Total assets of SPE	53,731	60,469
Other asset-backed financings
Principal amount outstanding	28,467	32,805
Total assets of SPE	28,518	32,805
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer

	6M13							2012
at time of transfer			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			158				1,963			761				2,219
of which level 2			141				1,922			654				2,090
of which level 3			17				41			107				129
Weighted-average life, in years			8.9				7.0			8.4				5.0
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	6.3	-	31.0			–	[2]	0.1	-	34.9
Cash flow discount rate (rate per annum), in % [3]	1.6	-	8.2		0.0	-	45.9	0.8	-	10.7		0.1	-	25.7
Expected credit losses (rate per annum), in %	0.0	-	7.5		0.0	-	45.8	0.5	-	9.0		0.0	-	25.1
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs

	6M13											2012
end of			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			537				1,658			452				274				1,929			692
of which non-investment grade			96				127			428				90				342			686
Weighted-average life, in years			6.2				7.8			4.6				4.0				5.2			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		2.1	-	33.8			–				–		0.1	-	27.6			–
Impact on fair value from 10% adverse change			–				(19.4)			–				–				(38.5)			–
Impact on fair value from 20% adverse change			–				(37.3)			–				–				(74.3)			–
Cash flow discount rate (rate per annum), in % [4]	1.2	-	36.2		1.4	-	33.4	0.8	-	19.6		1.1	-	50.2		0.2	-	42.8	0.7	-	51.7
Impact on fair value from 10% adverse change			(9.5)				(41.5)			(0.6)				(14.8)				(62.8)			(1.0)
Impact on fair value from 20% adverse change			(18.6)				(80.6)			(1.2)				(19.9)				(93.5)			(1.8)
Expected credit losses (rate per annum), in %	1.0	-	34.2		2.5	-	16.9	0.3	-	19.3		0.9	-	49.5		0.9	-	42.8	0.3	-	51.4
Impact on fair value from 10% adverse change			(4.5)				(23.8)			(0.5)				(14.4)				(55.9)			(0.8)
Impact on fair value from 20% adverse change			(8.8)				(46.5)			(1.0)				(19.2)				(80.3)			(1.6)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100 % prepayment assumption assumes a prepayment rate of 0.2 % per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 % thereafter during the term of the mortgage loan, leveling off to a CPR of 6 % per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR .

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved

end of	6M13	2012
CHF million
CMBS
Other assets	406	467
Liability to SPE, included in Other liabilities	(406)	(467)
Other asset-backed financing activities
Trading assets	617	1,171
Other assets	7	913
Liability to SPE, included in Other liabilities	(624)	(2,084)

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary

			Financial intermediation
end of 6M13	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M13 (CHF million)
Cash and due from banks	1,353	2	4	154	53	26	1,592
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	1,336	0	0	0	0	1,336
Trading assets	1,004	57	35	1,935	616	203	3,850
Investment securities	0	175	0	0	0	0	175
Other investments	0	0	0	0	1,607	589	2,196
Net loans	0	2,671	825	0	538	532	4,566
Premises and equipment	0	0	0	0	461	67	528
Other assets	8,540	1,495	3,027	4	508	1,835	15,409
of which loans held-for-sale	8,499	0	2,823	0	67	0	11,389
Total assets of consolidated VIEs	10,897	5,736	3,891	2,093	3,783	3,252	29,652
Customer deposits	0	0	0	0	0	167	167
Trading liabilities	14	0	0	0	7	85	106
Short-term borrowings	0	4,440	0	10	0	0	4,450
Long-term debt	10,884	14	3,733	282	97	440	15,450
Other liabilities	25	7	78	10	154	866	1,140
Total liabilities of consolidated VIEs	10,923	4,461	3,811	302	258	1,558	21,313
2012 (CHF million)
Cash and due from banks	1,534	27	0	125	44	20	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	117	0	0	0	0	117
Trading assets	1,064	196	14	1,861	565	997	4,697
Investment securities	0	23	0	0	0	0	23
Other investments	0	0	0	0	1,712	577	2,289
Net loans	0	4,360	859	0	405	429	6,053
Premises and equipment	0	0	0	0	474	72	546
Other assets	7,369	1,637	3,111	4	571	1,816	14,508
of which loans held-for-sale	7,324	0	3,110	0	71	0	10,505
Total assets of consolidated VIEs	9,967	6,360	3,984	1,990	3,771	3,911	29,983
Customer deposits	0	0	0	0	0	247	247
Trading liabilities	20	0	0	0	4	101	125
Short-term borrowings	0	5,776	0	3	0	0	5,779
Long-term debt	9,944	14	3,608	500	38	428	14,532
Other liabilities	45	6	97	7	167	842	1,164
Total liabilities of consolidated VIEs	10,009	5,796	3,705	510	209	1,618	21,847

Non-consolidated VIEs
Non-consolidated VIEs

		Financial intermediation
end of	CDO	Securi- tizations	Funds	Loans	Other	Total
6M13 (CHF million)
Trading assets	95	5,326	1,095	763	634	7,913
Net loans	1	421	2,384	3,424	1,174	7,404
Other assets	0	0	25	0	4	29
Total variable interest assets	96	5,747	3,504	4,187	1,812	15,346
Maximum exposure to loss	105	17,807	3,711	6,699	1,914	30,236
Non-consolidated VIE assets	7,007	109,492	60,215	25,662	7,752	210,128
2012 (CHF million)
Trading assets	100	3,210	1,143	868	600	5,921
Net loans	8	111	2,048	3,572	1,668	7,407
Other assets	0	17	49	0	4	70
Total variable interest assets	108	3,338	3,240	4,440	2,272	13,398
Maximum exposure to loss	108	14,123	3,475	4,906	3,039	25,651
Non-consolidated VIE assets	5,163	103,990	52,268	22,304	6,486	190,211

Financial instruments (Tables)	6 Months Ended
Jun. 30, 2013
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis

end of 6M13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	386	0	0		386
Interest-bearing deposits with banks	0	396	0	0		396
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	99,972	0	0		99,972
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Securities received as collateral	20,930	745	0	0		21,675
Debt	46,148	66,265	4,511	0		116,924
of which foreign governments	45,429	6,863	30	0		52,322
of which corporates	47	25,268	2,057	0		27,372
of which RMBS	0	29,510	906	0		30,416
of which CMBS	0	2,237	306	0		2,543
of which CDO	0	2,317	865	0		3,182
Equity	71,608	6,337	423	0		78,368
Derivatives	15,978	663,338	6,579	(646,566)		39,329
of which interest rate products	7,229	530,619	1,560	–		–
of which foreign exchange products	49	69,720	505	–		–
of which equity/index-related products	8,249	27,452	2,076	–		–
of which credit derivatives	0	27,652	1,627	–		–
Other	4,735	3,656	3,000	0		11,391
Trading assets	138,469	739,596	14,513	(646,566)		246,012
Debt	1,331	327	317	0		1,975
of which foreign governments	1,331	2	21	0		1,354
of which corporates	0	326	120	0		446
of which CDO	0	0	175	0		175
Equity	1	94	2	0		97
Investment securities	1,332	421	319	0		2,072
Private equity	0	0	3,883	0		3,883
of which equity funds	0	0	2,520	0		2,520
Hedge funds	0	348	133	0		481
of which debt funds	0	218	40	0		258
Other equity investments	247	83	2,100	0		2,430
of which private	0	48	2,100	0		2,148
Life finance instruments	0	0	1,713	0		1,713
Other investments	247	431	7,829	0		8,507
Loans	0	12,420	7,149	0		19,569
of which commercial and industrial loans	0	6,189	4,899	0		11,088
of which financial institutions	0	4,865	1,298	0		6,163
Other intangible assets (mortgage servicing rights)	0	0	39	0		39
Other assets	4,962	26,758	6,631	(213)		38,138
of which loans held-for-sale	0	16,891	5,842	0		22,733
Total assets at fair value	165,940	881,125	36,480	(646,779)		436,766
Less other investments - equity at fair value attributable to noncontrolling interests	(221)	(133)	(3,584)	0		(3,938)
Less assets consolidated under ASU 2009-17 [2]	0	(9,190)	(3,372)	0		(12,562)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	165,719	871,802	29,524	(646,779)		420,266
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 6M13	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	1,916	0	0		1,916
Customer deposits	0	3,526	62	0		3,588
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	79,443	0	0		79,443
Debt	216	186	0	0		402
of which corporates	0	184	0	0		184
Equity	20,714	559	0	0		21,273
Obligations to return securities received as collateral	20,930	745	0	0		21,675
Debt	24,011	9,278	10	0		33,299
of which foreign governments	23,722	2,573	0	0		26,295
of which corporates	74	5,745	10	0		5,829
Equity	15,527	389	21	0		15,937
Derivatives	15,152	670,301	5,338	(650,084)		40,707
of which interest rate products	6,895	524,389	1,095	–		–
of which foreign exchange products	75	80,121	1,312	–		–
of which equity/index-related products	7,528	29,276	1,244	–		–
of which credit derivatives	0	27,823	1,361	–		–
Trading liabilities	54,690	679,968	5,369	(650,084)		89,943
Short-term borrowings	0	5,427	193	0		5,620
Long-term debt	17	52,366	10,960	0		63,343
of which treasury debt over two years	0	10,541	0	0		10,541
of which structured notes over two years	0	19,654	6,306	0		25,960
of which non-recourse liabilities	17	11,377	3,088	0		14,482
Other liabilities	0	21,256	2,676	(234)		23,698
of which failed sales	0	1,342	936	0		2,278
Total liabilities at fair value	75,637	844,647	19,260	(650,318)		289,226
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Assets (CHF million)
Cash and due from banks	0	569	0	0		569
Interest-bearing deposits with banks	0	627	0	0		627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	113,664	0	0		113,664
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Securities received as collateral	29,677	368	0	0		30,045
Debt	55,592	74,392	5,830	0		135,814
of which foreign governments	53,918	11,032	79	0		65,029
of which corporates	1	25,933	3,192	0		29,126
of which RMBS	0	30,392	724	0		31,116
of which CMBS	0	4,335	1,023	0		5,358
of which CDO	0	2,620	447	0		3,067
Equity	66,715	7,745	485	0		74,945
Derivatives	3,428	823,181	6,650	(799,843)		33,416
of which interest rate products	703	698,494	1,859	–		–
of which foreign exchange products	1	62,619	754	–		–
of which equity/index-related products	2,538	25,885	1,920	–		–
of which credit derivatives	0	29,274	1,294	–		–
Other	7,205	2,736	2,486	0		12,427
Trading assets	132,940	908,054	15,451	(799,843)		256,602
Debt	1,334	341	169	0		1,844
of which foreign governments	1,333	1	21	0		1,355
of which corporates	0	340	125	0		465
of which CDO	0	0	24	0		24
Equity	4	90	1	0		95
Investment securities	1,338	431	170	0		1,939
Private equity	0	0	3,855	0		3,855
of which equity funds	0	0	2,530	0		2,530
Hedge funds	0	470	165	0		635
of which debt funds	0	349	84	0		433
Other equity investments	271	69	2,244	0		2,584
of which private	0	61	2,245	0		2,306
Life finance instruments	0	0	1,818	0		1,818
Other investments	271	539	8,082	0		8,892
Loans	0	13,381	6,619	0		20,000
of which commercial and industrial loans	0	6,191	4,778	0		10,969
of which financial institutions	0	5,934	1,530	0		7,464
Other intangible assets (mortgage servicing rights)	0	0	43	0		43
Other assets	5,439	26,802	5,164	(146)		37,259
of which loans held-for-sale	0	14,899	4,463	0		19,362
Total assets at fair value	169,665	1,064,435	35,529	(799,989)		469,640
Less other investments - equity at fair value attributable to noncontrolling interests	(240)	(99)	(3,292)	0		(3,631)
Less assets consolidated under ASU 2009-17 [2]	0	(8,769)	(2,745)	0		(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	169,425	1,055,567	29,492	(799,989)		454,495
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2 Assets of consolidated VIEs that are not risk-weighted under the Basel framework.

Assets and liabilities measured at fair value on a recurring basis (continued)

end of 2012	Level 1	Level 2	Level 3	Netting impact	[1]	Total
Liabilities (CHF million)
Due to banks	0	3,431	0	0		3,431
Customer deposits	0	4,601	25	0		4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	108,784	0	0		108,784
Debt	92	350	0	0		442
of which corporates	0	320	0	0		320
Equity	29,585	18	0	0		29,603
Obligation to return securities received as collateral	29,677	368	0	0		30,045
Debt	25,782	7,015	196	0		32,993
of which foreign governments	25,624	1,476	0	0		27,100
of which corporates	0	5,030	196	0		5,226
Equity	18,109	389	6	0		18,504
Derivatives	3,174	834,413	5,154	(803,147)		39,594
of which interest rate products	628	693,525	1,357	–		–
of which foreign exchange products	1	76,988	1,648	–		–
of which equity/index-related products	2,305	27,749	1,003	–		–
of which credit derivatives	0	28,952	819	–		–
Trading liabilities	47,065	841,817	5,356	(803,147)		91,091
Short-term borrowings	0	4,389	124	0		4,513
Long-term debt	218	54,458	10,098	0		64,774
of which treasury debt over two years	0	10,567	0	0		10,567
of which structured notes over two years	0	22,545	6,189	0		28,734
of which non-recourse liabilities	218	11,006	2,551	0		13,775
Other liabilities	0	24,235	2,847	(283)		26,799
of which failed sales	0	2,523	1,160	0		3,683
Total liabilities at fair value	76,960	1,042,083	18,450	(803,430)		334,063
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.

Transfers between level 1 and level 2
Transfers between level 1 and level 2

	6M13		6M12
in	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Debt	471	85	47	96
Equity	422	171	99	202
Derivatives	4,093	1	4,374	16
Trading assets	4,986	257	4,520	314
Liabilities (CHF million)
Debt	6	17	26	32
Equity	250	17	43	20
Derivatives	3,536	9	5,116	66
Trading liabilities	3,792	43	5,185	118

Assets and liabilities measured at fair value on a recurring basis for level 3
Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues
6M13	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Debt	5,830	465	(979)	3,291	(4,545)	0	0	130		150	0		0	169	4,511
of which corporates	3,192	146	(483)	1,009	(2,020)	0	0	113		9	0		0	91	2,057
of which RMBS	724	257	(292)	758	(638)	0	0	6		64	0		0	27	906
of which CMBS	1,023	26	(100)	129	(821)	0	0	(3)		33	0		0	19	306
of which CDO	447	14	(39)	1,384	(1,008)	0	0	2		45	0		0	20	865
Equity	485	190	(173)	139	(236)	0	0	6		(2)	0		0	14	423
Derivatives	6,650	916	(897)	0	0	721	(1,004)	96		(97)	0		0	194	6,579
of which interest rate products	1,859	42	(198)	0	0	164	(198)	2		(161)	0		0	50	1,560
of which equity/index-related products	1,920	149	(258)	0	0	116	(225)	62		250	0		0	62	2,076
of which credit derivatives	1,294	721	(262)	0	0	111	(302)	33		(9)	0		0	41	1,627
Other	2,486	165	(224)	2,727	(2,133)	0	(65)	1		(46)	0		0	89	3,000
Trading assets	15,451	1,736	(2,273)	6,157	(6,914)	721	(1,069)	233		5	0		0	466	14,513
Investment securities	170	0	0	166	(17)	0	0	0		0	0		0	0	319
Equity	6,264	0	(40)	479	(1,058)	0	0	0		(2)	0		279	194	6,116
Life finance instruments	1,818	0	0	100	(186)	0	0	0		(80)	0		0	61	1,713
Other investments	8,082	0	(40)	579	(1,244)	0	0	0		(82)	0		279	255	7,829
Loans	6,619	93	(1,644)	368	(834)	3,593	(1,193)	(1)		(81)	0		0	229	7,149
of which commercial and industrial loans	4,778	81	(322)	368	(595)	1,346	(780)	0		(126)	0		0	149	4,899
of which financial institutions	1,530	11	(2)	1	(119)	240	(363)	0		(49)	0		0	49	1,298
Other intangible assets	43	0	0	0	0	0	0	0		0	0		(6)	2	39
Other assets	5,164	1,551	(1,556)	2,673	(1,707)	700	(501)	16		133	0		0	158	6,631
of which loans held-for-sale [2]	4,463	1,540	(1,554)	2,494	(1,538)	700	(501)	15		92	0		0	131	5,842
Total assets at fair value	35,529	3,380	(5,513)	9,943	(10,716)	5,014	(2,763)	248		(25)	0		273	1,110	36,480
Liabilities (CHF million)
Customer deposits	25	0	0	0	0	53	0	0		(13)	0		0	(3)	62
Trading liabilities	5,356	1,024	(814)	53	(155)	489	(1,125)	124		252	0		0	165	5,369
of which interest rate derivatives	1,357	59	(132)	0	0	82	(43)	3		(269)	0		0	38	1,095
of which foreign exchange derivatives	1,648	15	(14)	0	0	13	(472)	(1)		73	0		0	50	1,312
of which equity/index-related derivatives	1,003	111	(302)	0	0	275	(308)	90		341	0		0	34	1,244
of which credit derivatives	819	808	(267)	0	0	71	(226)	40		89	0		0	27	1,361
Short-term borrowings	124	46	(34)	0	0	203	(86)	(4)		(61)	0		0	5	193
Long-term debt	10,098	1,728	(1,209)	0	0	2,818	(2,787)	16		(51)	0		0	347	10,960
of which structured notes over two years	6,189	321	(893)	0	0	1,966	(1,160)	12		(352)	0		0	223	6,306
of which non-recourse liabilities	2,551	1,369	(196)	0	0	438	(1,274)	10		114	0		0	76	3,088
Other liabilities	2,847	31	(131)	62	(280)	1	(58)	(16)		(18)	26		135	77	2,676
of which failed sales	1,160	12	(77)	45	(230)	0	0	(4)		(8)	0		0	38	936
Total liabilities at fair value	18,450	2,829	(2,188)	115	(435)	3,564	(4,056)	120		109	26		135	591	19,260
Net assets/liabilities at fair value	17,079	551	(3,325)	9,828	(10,281)	1,450	1,293	128		(134)	(26)		138	519	17,220
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized gains recorded in trading revenues of CHF 90 million primarily related to sub-prime exposures in the residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS) businesses and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)

								Trading revenues			Other revenues
6M12	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,204	0	0	0	0	0	0	0		(25)	0		0	7	1,186
Securities received as collateral	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Debt	9,941	1,269	(1,477)	3,338	(5,310)	0	0	28		34	0		0	24	7,847
of which corporates	5,076	479	(665)	2,268	(3,323)	0	0	35		232	0		0	23	4,125
of which RMBS	1,786	517	(545)	477	(999)	0	0	(11)		26	0		0	2	1,253
of which CMBS	1,517	111	(154)	206	(142)	0	0	(5)		(170)	0		0	1	1,364
of which CDO	727	136	(44)	300	(485)	0	0	1		17	0		0	2	654
Equity	467	287	(39)	198	(446)	0	0	16		(52)	0		0	(2)	429
Derivatives	9,588	912	(1,128)	0	0	701	(1,656)	73		54	0		0	42	8,586
of which interest rate products	2,547	55	(247)	0	0	152	(369)	11		34	0		0	12	2,195
of which equity/index-related products	2,732	396	(459)	0	0	259	(616)	57		(129)	0		0	7	2,247
of which credit derivatives	2,172	455	(328)	0	0	145	(385)	0		22	0		0	10	2,091
Other	2,195	110	(115)	1,239	(1,128)	0	0	(2)		11	0		0	17	2,327
Trading assets	22,191	2,578	(2,759)	4,775	(6,884)	701	(1,656)	115		47	0		0	81	19,189
Investment securities	102	0	0	0	(7)	0	0	0		0	0		0	(3)	92
Equity	6,899	4	(48)	355	(572)	0	0	0		1	0		397	43	7,079
Life finance instruments	1,968	0	0	70	(154)	0	0	0		25	0		0	13	1,922
Other investments	8,867	4	(48)	425	(726)	0	0	0		26	0		397	56	9,001
Loans	6,842	220	(97)	327	(712)	1,779	(1,803)	5		(186)	0		0	25	6,400
of which commercial and industrial loans	4,559	114	(97)	92	(353)	1,095	(1,459)	5		12	0		0	10	3,978
of which financial institutions	2,179	76	0	227	(345)	496	(329)	0		(221)	0		0	10	2,093
Other intangible assets	70	0	0	2	0	0	0	0		0	0		(9)	0	63
Other assets	7,469	1,180	(1,593)	1,513	(1,744)	101	(664)	54		318	0		0	1	6,635
of which loans held-for-sale	6,901	1,155	(1,592)	1,465	(1,662)	101	(665)	53		286	0		0	10	6,052
Total assets at fair value	46,938	3,982	(4,692)	7,042	(10,073)	2,581	(4,123)	174		180	0		388	169	42,566
Liabilities (CHF million)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	193	0	(195)	0	0	0	0	0		0	0		0	2	0
Trading liabilities	7,343	704	(980)	36	(271)	465	(1,282)	41		47	0		0	28	6,131
of which interest rate derivatives	1,588	79	(377)	0	0	63	(67)	23		13	0		0	12	1,334
of which foreign exchange derivatives	2,836	1	(167)	0	0	0	(496)	20		1	0		0	10	2,205
of which equity/index-related derivatives	1,022	62	(109)	0	0	236	(191)	(32)		(99)	0		0	0	889
of which credit derivatives	1,520	520	(313)	0	0	69	(459)	30		(113)	0		0	2	1,256
Short-term borrowings	236	4	(60)	0	0	129	(233)	(6)		9	0		0	(1)	78
Long-term debt	12,715	1,493	(1,654)	0	0	1,438	(2,852)	116		351	0		0	70	11,677
of which structured notes over two years	7,576	657	(852)	0	0	1,039	(1,517)	59		152	0		0	53	7,167
of which non-recourse liabilities	3,585	744	(716)	0	0	173	(1,171)	53		147	0		0	6	2,821
Other liabilities	3,890	131	(46)	273	(668)	1	(219)	(7)		80	0		115	7	3,557
of which failed sales	1,909	72	(19)	266	(661)	0	(46)	0		144	0		0	6	1,671
Total liabilities at fair value	24,377	2,332	(2,935)	309	(939)	2,033	(4,586)	144		487	0		115	106	21,443
Net assets/liabilities at fair value	22,561	1,650	(1,757)	6,733	(9,134)	548	463	30		(307)	0		273	63	21,123
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M13				6M12
in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(6)	112	106	[1]	(277)	273	(4)	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,079)	74	(1,005)		113	313	426
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Quantitative information about level 3 assets and liabilities at fair value
Quantitative information about level 3 assets at fair value

end of 6M13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Debt	4,511
of which corporates	2,057
of which	136	Option model	Correlation, in %		(83)	93	15
			Buyback probability, in %	[2]	50	100	61
of which	872	Market comparable	Price, in %		0	136	90
of which	797	Discounted cash flow	Credit spread, in bp		54	650	406
of which RMBS	906	Discounted cash flow	Discount rate, in %		1	38	10
			Prepayment rate, in %		0	26	7
			Default rate, in %		0	25	7
			Loss severity, in %		0	100	39
of which CMBS	306	Discounted cash flow	Capitalization rate, in %		4	12	9
			Discount rate, in %		0	34	15
			Prepayment rate, in %		0	10	7
			Default rate, in %		0	15	4
			Loss severity, in %		0	50	14
of which CDO	865
of which	175	Vendor price	Price, in %		0	138	102
of which	442	Discounted cash flow	Discount rate, in %		3	19	6
			Prepayment rate, in %		0	20	16
			Default rate, in %		1	3	2
			Loss severity, in %		25	50	33
of which	86	Market comparable	Price, in %		84	97	87
Equity	423
of which	191	Market comparable	EBITDA multiple		3	12	8
of which	41	Discounted cash flow	Capitalization rate, in %		7	7	7
			Discount rate, in %		15	15	15
Derivatives	6,579
of which interest rate products	1,560	Option model	Correlation, in %		17	100	72
			Prepayment rate, in %		2	45	28
			Volatility, in %		2	31	7
			Volatility skew, in %		(9)	4	(2)
			Credit spread, in bp		21	500	92
of which equity/index-linked products	2,076	Option model	Correlation, in %		(83)	93	15
			Volatility, in %		4	148	30
of which credit derivatives	1,627	Discounted cash flow	Credit spread, in bp		1	2,688	140
			Recovery rate, in %		0	77	25
			Discount rate, in %		0	38	10
			Default rate, in %		0	25	11
			Loss severity, in %		0	100	58
			Correlation, in %		41	97	60
			Prepayment rate, in %		0	25	5
Other	3,000
of which	2,313	Market comparable	Price, in %		0	123	38
of which	553	Discounted cash flow	Market implied life expectancy, in years		4	20	10
Trading assets	14,513
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 6M13	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value		Weighted average	[1]
CHF million, except where indicated
Investment securities	319	–		–		–		–		–
Private equity	3,883	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Hedge funds	133	–	[2]	–	[2]	–	[2]	–	[2]	–	[2]
Other equity investments	2,100
of which private	2,100
of which	650	Discounted cash flow		Credit spread, in bp		963		1,315		1,123
				Contingent probability, in %		50		50		50
of which	963	Market comparable		EBITDA multiple		2		12		8
Life finance instruments	1,713	Discounted cash flow		Market implied life expectancy, in years		1		22		9
Other investments	7,829
Loans	7,149
of which commercial and industrial loans	4,899
of which	4,459	Discounted cash flow		Credit spread, in bp		37		2,527		507
of which	282	Market comparable		Price, in %		0		100		48
of which financial institutions	1,298	Discounted cash flow		Credit spread, in bp		99		920		461
Other intangible assets (mortgage servicing rights)	39	–		–		–		–		–
Other assets	6,631
of which loans held-for-sale	5,842
of which	2,546	Vendor price		Price, in %		1		150		103
of which	796	Discounted cash flow		Credit spread, in bp		110		1,710		522
of which	1,786	Market comparable		Price, in %		0		116		73
Total assets at fair value	36,480
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 assets at fair value (continued)

end of 2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Debt	5,830
of which corporates	3,192
of which	754	Option model	Correlation, in %		(87)	97
			Buyback probability, in %	[1]	50	100
of which	797	Market comparable	Price, in %		0	146
of which	1,231	Discounted cash flow	Credit spread, in bp		0	2,439
of which RMBS	724	Discounted cash flow	Discount rate, in %		2	50
			Prepayment rate, in %		0	55
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which CMBS	1,023	Discounted cash flow	Capitalization rate, in %		5	12
			Internal rate of return, in %		9	15
			Discount rate, in %		2	35
			Prepayment rate, in %		0	10
			Default rate, in %		0	40
			Loss severity, in %		0	90
of which CDO	447
of which	193	Vendor price	Price, in %		0	102
of which	123	Discounted cash flow	Discount rate, in %		2	35
			Prepayment rate, in %		0	40
			Default rate, in %		0	25
			Loss severity, in %		0	100
of which	78	Market comaparable	Price, in %		80	93
Equity	485
of which	237	Market comparable	EBITDA multiple		3	12
of which	26	Discounted cash flow	Capitalization rate, in %		7	7
Derivatives	6,650
of which interest rate products	1,859	Option model	Correlation, in %		17	100
			Prepayment rate, in %		2	45
			Volatility, in %		(5)	31
			Credit spread, in bp		34	157
of which equity/index-linked products	1,920	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
of which credit derivatives	1,294	Discounted cash flow	Credit spread, in bp		1	5,843
			Recovery rate, in %		0	75
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Loss severity, in %		0	100
			Correlation, in %		30	97
			Prepayment rate, in %		0	40
Other	2,486
of which	1,891	Market comparable	Price, in %		0	103
of which	564	Discounted cash flow	Life expectancy, in years		4	20
Trading assets	15,451
1 Estimate of the probability of corporate bonds being called by the issuer at its option over the remaining life of the financial instrument.

Quantitative information about level 3 assets at fair value (continued)

end of 2012	Fair value	Valuation technique		Unobservable input		Minimum value		Maximum value
CHF million, except where indicated
Investment securities	170	–		–		–		–
Private equity	3,855	–	[1]	–	[1]	–	[1]	–	[1]
Hedge funds	165	–	[1]	–	[1]	–	[1]	–	[1]
Other equity investments	2,244
of which private	2,245
of which	759	Discounted cash flow		Credit spread, in bp		1,070		2,049
				Contingent probability, in %		50		50
of which	903	Market comparable		EBITDA multiple		2		13
Life finance instruments	1,818	Discounted cash flow		Life expectancy, in years		1		23
Other investments	8,082
Loans	6,619
of which commercial and industrial loans	4,778	Discounted cash flow		Credit spread, in bp		0		2,763
of which financial institutions	1,530	Discounted cash flow		Credit spread, in bp		0		888
Other intangible assets (mortgage servicing rights)	43	–		–		–		–
Other assets	5,164
of which loans held-for-sale	4,463
of which	2,031	Vendor price		Price, in %		0		103
of which	328	Discounted cash flow		Credit spread, in bp		20		1,458
of which	2,009	Market comparable		Price, in %		0		115
Total assets at fair value	35,529
1 Disclosure not required as balances are carried at unadjusted net asset value. Refer to "Fair value, unfunded commitments and term of redemption conditions" for further information.

Quantitative information about level 3 liabilities at fair value

end of 6M13	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	62	–	–		–	–	–
Trading liabilities	5,369
of which interest rate derivatives	1,095	Option model	Basis spread, in bp		(21)	211	106
			Correlation, in %		(30)	99	62
			Mean reversion, in %	[2]	3	10	7
			Prepayment rate, in %		5	45	31
of which foreign exchange derivatives	1,312	Option model	Correlation, in %		(10)	70	50
			Prepayment rate, in %		20	32	26
of which equity/index-related derivatives	1,244	Option model	Correlation, in %		(83)	93	15
			Skew, in %		59	129	94
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which credit derivatives	1,361	Discounted cash flow	Credit spread, in bp		1	2,688	151
			Discount rate, in %		0	38	10
			Default rate, in %		0	25	11
			Recovery rate, in %		20	77	42
			Loss severity, in %		0	100	58
			Correlation, in %		42	98	46
			Prepayment rate, in %		0	25	3
Short-term borrowings	193	–	–		–	–	–
Long-term debt	10,960
of which structured notes over two years	6,306	Option model	Correlation, in %		(83)	99	16
			Volatility, in %		4	148	29
			Buyback probability, in %	[3]	50	100	61
			Gap risk, in %	[4]	0	8	0
of which non-recourse liabilities	3,088
of which	2,763	Vendor price	Price, in %		0	150	103
of which	262	Market comparable	Price, in %		0	87	7
Other liabilities	2,676
of which failed sales	936
of which	651	Market comparable	Price, in %		0	99	74
of which	263	Discounted cash flow	Credit spread, in bp		175	1,710	965
			Recovery rate, in %		10	10	10
Total liabilities at fair value	19,260
1
Cash instruments are generally presented on a weighted average basis while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Quantitative information about level 3 liabilities at fair value (continued)

end of 2012	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value
CHF million, except where indicated
Customer deposits	25	–	–		–	–
Trading liabilities	5,356
of which interest rate derivatives	1,357	Option model	Basis spread, in bp		(28)	54
			Correlation, in %		17	100
			Mean reversion, in %	[1]	(33)	5
			Prepayment rate, in %		4	45
of which foreign exchange derivatives	1,648	Option model	Correlation, in %		(10)	70
			Prepayment rate, in %		4	22
of which equity/index-related derivatives	1,003	Option model	Correlation, in %		(87)	97
			Skew, in %		56	128
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	4
of which credit derivatives	819	Discounted cash flow	Credit spread, in bp		0	5,843
			Discount rate, in %		2	35
			Default rate, in %		0	25
			Recovery rate, in %		0	77
			Loss severity, in %		0	100
			Correlation, in %		0	47
			Prepayment rate, in %		0	40
Short-term borrowings	124	–	–		–	–
Long-term debt	10,098
of which structured notes over two years	6,189	Option model	Correlation, in %		(87)	97
			Volatility, in %		2	157
			Buyback probability, in %	[2]	50	100
			Gap risk, in %	[3]	0	12
of which non-recourse liabilities	2,551
of which	2,255	Vendor price	Price, in %		0	103
of which	230	Market comparable	Price, in %		0	87
Other liabilities	2,847
of which failed sales	1,160
of which	646	Market comparable	Price, in %		0	100
of which	290	Discounted cash flow	Credit spread, in bp		0	1,532
Total liabilities at fair value	18,450
1 Management's best estimate of the speed at which interest rates will revert to the long-term average.
2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.

Fair value, unfunded commitments and term of redemption conditions
Fair value, unfunded commitments and term of redemption conditions

	6M13							2012
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Debt funds	126		18		144	0		127		38		165	0
Equity funds	29		3,275	[1]	3,304	0		52		3,810	[2]	3,862	0
Equity funds sold short	0		(89)		(89)	0		0		(111)		(111)	0
Total funds held in trading assets and liabilities	155		3,204		3,359	0		179		3,737		3,916	0
Debt funds	40		218		258	22		68		365		433	157
Equity funds	3		32		35	0		3		43		46	0
Others	3		185		188	33		4		152		156	46
Hedge funds	46		435	[3]	481	55		75		560	[4]	635	203
Debt funds	111		0		111	3		97		0		97	17
Equity funds	2,520		0		2,520	593		2,530		0		2,530	723
Real estate funds	406		0		406	134		382		0		382	131
Others	846		0		846	196		846		0		846	198
Private equities	3,883		0		3,883	926		3,855		0		3,855	1,069
Equity method investments	372		0		372	0		385		0		385	0
Total funds held in other investments	4,301		435		4,736	981		4,315		560		4,875	1,272
Total fair value	4,456	[5]	3,639	[6]	8,095	981	[7]	4,494	[5]	4,297	[6]	8,791	1,272	[7]
1
52 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 18 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 18 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 11 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

2
57 % of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days , 17 % is redeemable on an annual basis with a notice period primarily of more than 60 days , 13 % is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13 % is redeemable on a quarterly basis with a notice period primarily of more than 45 days .

3
54 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 23 % is redeemable on demand with a notice period primarily of less than 30 days and 17 % is redeemable on an annual basis with a notice period of more than 60 days .

4
66 % of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days , 19 % is redeemable on demand with a notice period primarily of less than 30 days and 11 % is redeemable on an annual basis with a notice period of more than 60 days .

5 Includes CHF 2,169 million and CHF 1,958 million attributable to noncontrolling interests in 6M13 and 2012, respectively.
6 Includes CHF 112 million and CHF 107 million attributable to noncontrolling interests in 6M13 and 2012, respectively.
7 Includes CHF 503 million and CHF 418 million attributable to noncontrolling interests in 6M13 and 2012, respectively.

Nonrecurring fair value changes
Nonrecurring fair value changes

end of	6M13	2012
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.4	0.5
of which level 3	0.4	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments
Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	6M13			2012
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	715	3,090	(2,375)	920	3,810	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	396	391	5	627	615	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	99,602	370	113,664	113,196	468
Loans	19,569	20,469	(900)	20,000	20,278	(278)
Other assets [1]	25,863	31,188	(5,325)	22,060	29,787	(7,727)
Due to banks and customer deposits	(780)	(774)	(6)	(531)	(493)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,443)	(79,373)	(70)	(108,784)	(108,701)	(83)
Short-term borrowings	(5,620)	(5,562)	(58)	(4,513)	(4,339)	(174)
Long-term debt	(63,343)	(64,489)	1,146	(64,774)	(66,434)	1,660
Other liabilities	(2,278)	(3,741)	1,463	(3,683)	(6,186)	2,503
1 Primarily loans held-for-sale.

Gains and losses on financial instruments
Gains and losses on financial instruments

	6M13		6M12
in	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Cash and due from banks	0		(12)	[2]
of which related to credit risk	0		(13)
Interest-bearing deposits with banks	4	[1]	0
of which related to credit risk	(2)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	532	[1]	628	[1]
Other trading assets	0		10	[2]
Other investments	(34)	[2]	26	[2]
of which related to credit risk	0		10
Loans	224	[1]	1	[2]
of which related to credit risk	(107)		259
Other assets	1,128	[1]	1,223	[1]
of which related to credit risk	300		268
Due to banks and customer deposits	13	[2]	4	[2]
of which related to credit risk	(1)		16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	40	[2]	30	[2]
Short-term borrowings	6	[2]	(131)	[2]
Long-term debt	783	[2]	(2,870)	[2]
of which related to credit risk [3]	21		(1,177)
Other liabilities	254	[2]	265	[2]
of which related to credit risk	51		294
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3
Changes in fair value related to credit risk is due to the change in the Bank's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes.

Carrying value and estimated fair values of financial instruments
Carrying value and fair value of financial instruments not carried at fair value

	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M13 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,423	0	72,902	521	73,423
Loans	207,160	0	205,605	4,454	210,059
Other financial assets [1]	154,086	59,834	92,916	1,711	154,461
Financial liabilities
Due to banks and deposits	340,533	199,663	140,769	10	340,442
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	0	19,630	0	19,630
Short-term borrowings	15,357	0	15,363	0	15,363
Long-term debt	69,447	0	65,659	4,364	70,023
Other financial liabilities [2]	117,724	0	116,488	1,150	117,638
2012 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	69,783	0	69,755	27	69,782
Loans	204,551	0	206,214	4,482	210,696
Other financial assets [1]	133,498	63,519	68,568	1,680	133,767
Financial liabilities
Due to banks and deposits	320,208	193,288	126,798	9	320,095
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	23,937	0	23,939	0	23,939
Short-term borrowings	10,325	0	10,328	0	10,328
Long-term debt	82,223	0	79,032	4,546	83,578
Other financial liabilities [2]	89,275	0	88,035	1,170	89,205
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Assets pledged and collateral (Tables)	6 Months Ended
Jun. 30, 2013
Assets pledged and collateral
Assets pledged

end of	6M13	2012
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	140,638	145,598
of which encumbered	86,390	90,745

Collateral

end of	6M13	2012
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	387,052	402,784
of which sold or repledged	293,309	292,531

Business developments (Details) (Morgan Stanley's Private Wealth Management Business, EMEA, USD $) In Billions, unless otherwise specified	Mar. 31, 2013
Morgan Stanley's Private Wealth Management Business, EMEA
Business Acquisition
Assets under management	$ 13

Business developments (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended		1 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jul. 31, 2013 ETF business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investments	102	350	140

Segment information (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information
Net revenues	13,942	12,037
Net revenues of non-consolidated affiliate entities	328	347
Income from continuing operations before taxes	3,353	1,134
Income from continuing operatings before taxes of non-consolidated affiliate entities	121	144
Private Banking & Wealth Management
Segment Reporting Information
Net revenues	6,709	6,873
Income from continuing operations before taxes	1,798	1,928
Investment Banking
Segment Reporting Information
Net revenues	7,345	6,710
Income from continuing operations before taxes	2,054	1,221
Adjustments
Segment Reporting Information
Net revenues	(112)	(1,546)
Income from continuing operatings before taxes of non-consolidated affiliate entities	(499)	(2,015)
of which Noncontrolling interest-related revenues
Segment Reporting Information
Net revenues	229	229
of which Noncontrolling interest income
Segment Reporting Information
Income from continuing operatings before taxes of non-consolidated affiliate entities	210	203

Segment information (Details 2) (CHF)	Jun. 30, 2013	Dec. 31, 2012
Segment Reporting Information
Total assets	902,216,000,000	908,160,000,000
Total assets of non-consolidated affiliate entities	25,700,000,000	25,800,000,000
Private Banking & Wealth Management
Segment Reporting Information
Total assets	279,340,000,000	275,683,000,000
Investment Banking
Segment Reporting Information
Total assets	561,980,000,000	563,758,000,000
Adjustments
Segment Reporting Information
Total assets	60,896,000,000	68,719,000,000

Net interest income (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Net interest income
Loans	2,137	2,171
Investment securities	16	36
Trading assets	6,130	7,088
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,376	1,558
Other	1,113	1,208
Interest and dividend income	10,772	12,061
Deposits	(506)	(730)
Short-term borrowings	(33)	(36)
Trading liabilities	(3,098)	(4,552)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(733)	(897)
Long-term debt	(2,003)	(2,417)
Other	(121)	(153)
Interest expense	(6,494)	(8,785)
Net interest income	4,278	3,276

Commissions and fees (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Commissions and fees
Lending business	910	652
Investment and portfolio management	1,998	1,943
Other securities business	50	17
Fiduciary business	2,048	1,960
Underwriting	898	722
Brokerage	2,154	1,869
Underwriting and brokerage	3,052	2,591
Other services	830	955
Commissions and fees	6,840	6,158

Trading revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Trading revenues
Trading revenues	2,164	1,441
Interest rate products
Trading revenues
Trading revenues	595	411
Foreign exchange products
Trading revenues
Trading revenues	897	481
Equity/index-related products
Trading revenues
Trading revenues	479	932
Credit products
Trading revenues
Trading revenues	(44)	(828)
Commodity, emission and energy products
Trading revenues
Trading revenues	191	88
Other products
Trading revenues
Trading revenues	46	357

Other revenues (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Other Revenues
Noncontrolling interests without SEI	249	214
Loans held-for-sale	(3)	(19)
Long-lived assets held-for-sale	(22)	(5)
Equity method investments	60	58
Other investments	102	350
Other	274	564
Other revenues	660	1,162

Provision for credit losses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Provision for credit losses
Provision for loan losses	32	23
Provision for lending-related and other exposures	5	9
Provision for credit losses	37	32

Compensation and benefits (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Compensation and benefits
Salaries and variable compensation	4,996	5,731
Social security	443	456
Other	484	504
Compensation and benefits	5,923	6,691
Pension and other post-retirement expense	319	383
Severance and other compensation expense related to headcount reductions	144	168

General and administrative expenses (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
General and Administrative Expenses (CHF million)
Occupancy expenses	567	581
IT, machinery, etc.	760	708
Provisions and losses	443	72
Travel and entertainment	176	185
Professional services	901	886
Amortization and impairment of other intangible assets	13	14
Other	834	874
General and administrative expenses	3,694	3,320

Trading assets and liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Schedule of Trading Assets and Liabilities
Trading assets	246,012	256,602
Trading liabilities	89,943	91,091
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	116,924	135,814
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	78,368	74,945
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	39,329	33,416
Trading liabilities	40,699	39,590
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	11,391	12,427
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	49,244	51,501

Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Cash collateral - netted
Cash collateral paid	31,566	36,715
Cash collateral received	28,027	33,274
Cash collateral - not netted
Cash collateral paid	10,215	10,904
Cash collateral received	13,043	12,224

Investment securities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Investment securities disclosures
Securities available-for-sale	2,072	1,939
Total investment securities	2,072	1,939

Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Available-for-sale securities
Amortized cost	2,010	1,857
Gross unrealized gains, Securities	62	82
Gross unrealized losses, Securities	0	0
Fair value	2,072	1,939
Debt securities
Available-for-sale securities
Amortized cost	1,929	1,776
Gross unrealized gains, Debt securities	46	68
Gross unrealized losses, Debt securities	0	0
Fair value	1,975	1,844
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost	1,309	1,288
Gross unrealized gains, Debt securities	45	67
Gross unrealized losses, Debt securities	0	0
Fair value	1,354	1,355
Corporate debt securities
Available-for-sale securities
Amortized cost	446	465
Gross unrealized gains, Debt securities	0	0
Gross unrealized losses, Debt securities	0	0
Fair value	446	465
Collateralized debt obligations
Available-for-sale securities
Amortized cost	174	23
Gross unrealized gains, Debt securities	1	1
Gross unrealized losses, Debt securities	0	0
Fair value	175	24
Equity securities
Available-for-sale securities
Amortized cost	81	81
Gross unrealized gains, Equity securities	16	14
Gross unrealized losses, Equity securities	0	0
Fair value	97	95
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	75	73
Gross unrealized gains, Equity securities	16	14
Gross unrealized losses, Equity securities	0	0
Fair value	91	87
Industry and all other
Available-for-sale securities
Amortized cost	6	8
Gross unrealized gains, Equity securities	0	0
Gross unrealized losses, Equity securities	0	0
Fair value	6	8

Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	27	9
Realized gains	0	1
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	9	330
Realized gains	0	154

Investment securities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	978
Due from 1 to 5 years, amortized cost	678
Due from 5 to 10 years, amortized cost	243
Due after 10 years, amortized cost	30
Total, amortized cost	1,929
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	979
Due from 1 to 5 years, fair value	716
Due from 5 to 10 years, fair value	243
Due after 10 years, fair value	37
Total, fair value	1,975
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.93%
Due from 1 to 5 years, average yield (as a percent)	3.36%
Due from 5 to 10 years, average yield (as a percent)	0.55%
Due after 10 years, average yield (as a percent)	4.48%
Total, average yield (as a percent)	2.81%

Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011
Loans
Gross loans	230,605	228,340
of which held at amortized cost	211,036	208,340	204,967
of which held at fair value	19,569	20,000
Net (unearned income)/deferred expenses	(149)	(121)
allowance for loan losses	(713)	(721)	(742)	(722)
Net loans	229,743	227,498
Impaired loan portfolio
Non-performing loans	690	637
Non-interest-earning loans	279	281
Total non-performing and non-interest-earning loans	969	918
Restructured loans	20	30
Potential problem loans	379	450
Total other impaired loans	399	480
Gross impaired loans	1,368	1,398
Foreign
Loans
Gross loans	97,006	92,901
Switzerland
Loans
Gross loans	133,599	135,439
Corporate and institutional
Loans
Gross loans	116,141	118,833
of which held at amortized cost	96,583	98,845	97,053
allowance for loan losses	(568)	(578)	(569)	(563)
Impaired loan portfolio
Non-performing loans	420	351
Non-interest-earning loans	188	188
Total non-performing and non-interest-earning loans	608	539
Restructured loans	20	30
Potential problem loans	356	407
Total other impaired loans	376	437
Gross impaired loans	984	976
Real estate.
Loans
Gross loans	24,359	24,133
of which held at amortized cost	23,790	23,789
Impaired loan portfolio
Non-performing loans	82	42
Non-interest-earning loans	2	4
Total non-performing and non-interest-earning loans	84	46
Restructured loans	0	0
Potential problem loans	11	15
Total other impaired loans	11	15
Gross impaired loans	95	61
Commercial and industrial loans
Loans
Gross loans	60,293	59,518
of which held at amortized cost	49,206	48,549
Impaired loan portfolio
Non-performing loans	241	251
Non-interest-earning loans	150	146
Total non-performing and non-interest-earning loans	391	397
Restructured loans	20	30
Potential problem loans	344	327
Total other impaired loans	364	357
Gross impaired loans	755	754
Financial institutions
Loans
Gross loans	28,425	32,627
of which held at amortized cost	22,262	25,162
Impaired loan portfolio
Non-performing loans	97	58
Non-interest-earning loans	36	38
Total non-performing and non-interest-earning loans	133	96
Restructured loans	0	0
Potential problem loans	1	65
Total other impaired loans	1	65
Gross impaired loans	134	161
Governments and public institutions
Loans
Gross loans	3,064	2,555
of which held at amortized cost	1,325	1,345
Consumer
Loans
Gross loans	114,464	109,507
of which held at amortized cost	114,453	109,495	107,914
allowance for loan losses	(145)	(143)	(173)	(159)
Impaired loan portfolio
Non-performing loans	270	286
Non-interest-earning loans	91	93
Total non-performing and non-interest-earning loans	361	379
Restructured loans	0	0
Potential problem loans	23	43
Total other impaired loans	23	43
Gross impaired loans	384	422
Mortgages
Loans
Gross loans	79,844	78,328
of which held at amortized cost	79,844	78,328
Impaired loan portfolio
Non-performing loans	149	125
Non-interest-earning loans	8	9
Total non-performing and non-interest-earning loans	157	134
Restructured loans	0	0
Potential problem loans	21	39
Total other impaired loans	21	39
Gross impaired loans	178	173
Loans collateralized by securities
Loans
Gross loans	30,206	27,248
of which held at amortized cost	30,206	27,248
Impaired loan portfolio
Non-performing loans	21	18
Non-interest-earning loans	76	74
Total non-performing and non-interest-earning loans	97	92
Restructured loans	0	0
Potential problem loans	1	3
Total other impaired loans	1	3
Gross impaired loans	98	95
Consumer finance
Loans
Gross loans	4,414	3,931
of which held at amortized cost	4,403	3,919
Impaired loan portfolio
Non-performing loans	100	143
Non-interest-earning loans	7	10
Total non-performing and non-interest-earning loans	107	153
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	108	154

Loans, allowance for loan losses and credit quality (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Allowance for loan losses
Balance at beginning of period	721	722
Net movements recognized in statements of operations	32	23
Gross write-offs	(99)	(54)
Recoveries	34	28
Net write-offs	(65)	(26)
Provisions for interest	12	10
Foreign currency translation impact and other adjustments, net	13	13
Balance at end of period	713	742
Allowance for loan losses
Balance at end of period	713	742
of which individually evaluated for impairment	527	550
of which collectively evaluated for impairment	186	192
Gross loans held at amortized cost
Balance at end of period	211,036	204,967	208,340
of which individually evaluated for impairment	1,368	1,426
of which collectively evaluated for impairment	209,668	203,541
Loans held at amortized cost
Purchases	2,115	3,709
Reclassifications from loans held-for-sale	106	85
Reclassifications to loans held-for-sale	308	816
Sales	187	707
Corporate and institutional
Allowance for loan losses
Balance at beginning of period	578	563
Net movements recognized in statements of operations	29	2
Gross write-offs	(82)	(34)
Recoveries	24	16
Net write-offs	(58)	(18)
Provisions for interest	10	7
Foreign currency translation impact and other adjustments, net	9	15
Balance at end of period	568	569
Allowance for loan losses
Balance at end of period	568	569
of which individually evaluated for impairment	412	404
of which collectively evaluated for impairment	156	165
Gross loans held at amortized cost
Balance at end of period	96,583	97,053	98,845
of which individually evaluated for impairment	984	1,028
of which collectively evaluated for impairment	95,599	96,025
Loans held at amortized cost
Purchases	2,115	3,361
Reclassifications from loans held-for-sale	106	85
Reclassifications to loans held-for-sale	308	816
Sales	187	707
Consumer
Allowance for loan losses
Balance at beginning of period	143	159
Net movements recognized in statements of operations	3	21
Gross write-offs	(17)	(20)
Recoveries	10	12
Net write-offs	(7)	(8)
Provisions for interest	2	3
Foreign currency translation impact and other adjustments, net	4	(2)
Balance at end of period	145	173
Allowance for loan losses
Balance at end of period	145	173
of which individually evaluated for impairment	115	146
of which collectively evaluated for impairment	30	27
Gross loans held at amortized cost
Balance at end of period	114,453	107,914	109,495
of which individually evaluated for impairment	384	398
of which collectively evaluated for impairment	114,069	107,516
Loans held at amortized cost
Purchases	0	348
Reclassifications from loans held-for-sale	0	0
Reclassifications to loans held-for-sale	0	0
Sales	0	0

Loans, allowance for loan losses and credit quality (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	211,036	208,340	204,967
Value of collateral	180,271	174,995
Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	208,198	205,729
Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,838	2,611
Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,663	1,522
Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	155	76
Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	193	211
Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	827	802
AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,238	3,285
Value of collateral	2,851	2,899
AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,296	3,565
Value of collateral	4,640	2,577
A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	33,276	28,614
Value of collateral	24,500	18,358
BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115,582	117,863
Value of collateral	105,456	107,275
BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	45,340	48,765
Value of collateral	38,712	40,170
B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,391	4,431
Value of collateral	3,247	2,835
CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	608	446
Value of collateral	161	170
CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	43
Value of collateral	3	43
C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20	55
Value of collateral	10	4
D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,282	1,273
Value of collateral	691	664
Corporate and institutional
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96,583	98,845	97,053
Corporate and institutional | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	94,784	97,279
Corporate and institutional | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,799	1,566
Corporate and institutional | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,041	834
Corporate and institutional | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	75	26
Corporate and institutional | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	138	172
Corporate and institutional | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	545	534
Corporate and institutional | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,703	2,828
Corporate and institutional | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,692	2,794
Corporate and institutional | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,724	16,295
Corporate and institutional | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38,990	40,108
Corporate and institutional | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,356	31,518
Corporate and institutional | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,611	3,909
Corporate and institutional | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	559	432
Corporate and institutional | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	34
Corporate and institutional | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20	54
Corporate and institutional | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	928	873
Real estate.
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,790	23,789
Real estate. | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	23,548	23,634
Real estate. | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	242	155
Real estate. | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	155	106
Real estate. | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4	2
Real estate. | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2	2
Real estate. | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	81	45
Real estate. | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	273	258
Real estate. | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	742	367
Real estate. | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,442	2,039
Real estate. | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,199	13,397
Real estate. | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6,701	7,519
Real estate. | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	349	159
Real estate. | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	0
Real estate. | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Real estate. | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	81	50
Commercial and industrial loans
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	49,206	48,549
Commercial and industrial loans | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,218	47,406
Commercial and industrial loans | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	988	1,143
Commercial and industrial loans | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	452	640
Commercial and industrial loans | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	56	22
Commercial and industrial loans | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	135	136
Commercial and industrial loans | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	345	345
Commercial and industrial loans | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	188	214
Commercial and industrial loans | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	639	307
Commercial and industrial loans | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,737	1,442
Commercial and industrial loans | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20,486	21,079
Commercial and industrial loans | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,652	21,319
Commercial and industrial loans | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,434	3,268
Commercial and industrial loans | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	318	203
Commercial and industrial loans | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Commercial and industrial loans | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	20	40
Commercial and industrial loans | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	732	676
Financial institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	22,262	25,162
Financial institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21,694	24,929
Financial institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	568	233
Financial institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	433	53
Financial institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15	2
Financial institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	34
Financial institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	119	144
Financial institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,206	2,288
Financial institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,062	2,086
Financial institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	9,382	12,490
Financial institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	5,877	5,168
Financial institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,879	2,555
Financial institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	740	381
Financial institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	0
Financial institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	33
Financial institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	14
Financial institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	115	147
Governments and public institutions
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,325	1,345
Governments and public institutions | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,324	1,310
Governments and public institutions | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	35
Governments and public institutions | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1	35
Governments and public institutions | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	36	68
Governments and public institutions | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	249	34
Governments and public institutions | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	163	324
Governments and public institutions | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	428	464
Governments and public institutions | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	124	125
Governments and public institutions | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	88	101
Governments and public institutions | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	237	229
Governments and public institutions | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Governments and public institutions | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	114,453	109,495	107,914
Consumer | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	113,414	108,450
Consumer | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	1,039	1,045
Consumer | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	622	688
Consumer | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	80	50
Consumer | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	55	39
Consumer | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	282	268
Consumer | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	535	457
Consumer | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,604	771
Consumer | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	18,552	12,319
Consumer | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	76,592	77,755
Consumer | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	14,984	17,247
Consumer | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	780	522
Consumer | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	49	14
Consumer | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	9
Consumer | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Consumer | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	354	400
Mortgages
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	79,844	78,328
Mortgages | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	79,538	78,023
Mortgages | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	306	305
Mortgages | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	135	154
Mortgages | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	11	14
Mortgages | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	6	10
Mortgages | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	154	127
Mortgages | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	298	378
Mortgages | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,111	708
Mortgages | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	15,630	11,277
Mortgages | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	48,606	51,295
Mortgages | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	12,281	14,088
Mortgages | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	721	413
Mortgages | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	42	8
Mortgages | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	8
Mortgages | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Mortgages | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	152	153
Loans collateralized by securities
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	30,206	27,248
Loans collateralized by securities | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	29,947	26,919
Loans collateralized by securities | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	259	329
Loans collateralized by securities | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	119	220
Loans collateralized by securities | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	41	3
Loans collateralized by securities | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3	3
Loans collateralized by securities | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96	103
Loans collateralized by securities | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	237	79
Loans collateralized by securities | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	443	57
Loans collateralized by securities | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,689	944
Loans collateralized by securities | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	24,653	23,289
Loans collateralized by securities | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	2,043	2,686
Loans collateralized by securities | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	38	91
Loans collateralized by securities | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	7	6
Loans collateralized by securities | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Loans collateralized by securities | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Loans collateralized by securities | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	96	95
Consumer finance
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	4,403	3,919
Consumer finance | Current
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,929	3,508
Consumer finance | Past due
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	474	411
Consumer finance | Past due up to 30 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	368	314
Consumer finance | Past due 31 - 60 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	28	33
Consumer finance | Past due 61 - 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	46	26
Consumer finance | Past due more than 90 days
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	32	38
Consumer finance | AAA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | AA
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	50	6
Consumer finance | A
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	233	98
Consumer finance | BBB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	3,333	3,171
Consumer finance | BB
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	660	473
Consumer finance | B
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	21	18
Consumer finance | CCC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | CC
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	0
Consumer finance | C
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	0	1
Consumer finance | D
Gross loans held at amortized cost by internal counterparty rating and aging analysis
Gross loans held at amortized cost	106	152

Loans, allowance for loan losses and credit quality (Details 4) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Gross impaired loans by category
Total non-performing and non-interest-earning loans	969	918
Restructured loans	20	30
Potential problem loans	379	450
Total other impaired loans	399	480
Gross impaired loans	1,368	1,398
Non-interest-earning loans	279	281
Non-performing loans	690	637
Corporate and institutional
Gross impaired loans by category
Total non-performing and non-interest-earning loans	608	539
Restructured loans	20	30
Potential problem loans	356	407
Total other impaired loans	376	437
Gross impaired loans	984	976
Non-interest-earning loans	188	188
Non-performing loans	420	351
Real estate.
Gross impaired loans by category
Total non-performing and non-interest-earning loans	84	46
Restructured loans	0	0
Potential problem loans	11	15
Total other impaired loans	11	15
Gross impaired loans	95	61
Non-interest-earning loans	2	4
Non-performing loans	82	42
Commercial and industrial loans
Gross impaired loans by category
Total non-performing and non-interest-earning loans	391	397
Restructured loans	20	30
Potential problem loans	344	327
Total other impaired loans	364	357
Gross impaired loans	755	754
Non-interest-earning loans	150	146
Non-performing loans	241	251
Financial institutions
Gross impaired loans by category
Total non-performing and non-interest-earning loans	133	96
Restructured loans	0	0
Potential problem loans	1	65
Total other impaired loans	1	65
Gross impaired loans	134	161
Non-interest-earning loans	36	38
Non-performing loans	97	58
Consumer
Gross impaired loans by category
Total non-performing and non-interest-earning loans	361	379
Restructured loans	0	0
Potential problem loans	23	43
Total other impaired loans	23	43
Gross impaired loans	384	422
Non-interest-earning loans	91	93
Non-performing loans	270	286
Mortgages
Gross impaired loans by category
Total non-performing and non-interest-earning loans	157	134
Restructured loans	0	0
Potential problem loans	21	39
Total other impaired loans	21	39
Gross impaired loans	178	173
Non-interest-earning loans	8	9
Non-performing loans	149	125
Loans collateralized by securities
Gross impaired loans by category
Total non-performing and non-interest-earning loans	97	92
Restructured loans	0	0
Potential problem loans	1	3
Total other impaired loans	1	3
Gross impaired loans	98	95
Non-interest-earning loans	76	74
Non-performing loans	21	18
Consumer finance
Gross impaired loans by category
Total non-performing and non-interest-earning loans	107	153
Restructured loans	0	0
Potential problem loans	1	1
Total other impaired loans	1	1
Gross impaired loans	108	154
Non-interest-earning loans	7	10
Non-performing loans	100	143

Loans, allowance for loan losses and credit quality (Details 5) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Recorded investment
Recorded investment, with a specific allowance	1,299		1,188
Recorded investment, without specific allowance	69		210
Recorded investment	1,368		1,398
Unpaid principal balance
Unpaid principal balance, with a specific allowance	1,235		1,132
Unpaid principal balance, without specific allowance	69		211
Unpaid principal balance	1,304		1,343
Associated specific allowance	527		532
Average recorded investment
Average recorded investment, with a specific allowance	1,227	1,154
Average recorded investment, without specific allowance	195	311
Average recorded investment	1,422	1,465
Interest income recognized
Interest income recognized, with a specific allowance	5	7
Interest income recognized, without specific allowance	0	2
Interest income recognized	5	9
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	4	5
Interest income recognized on a cash basis, without specific allowance	0	2
Interest income recognized on a cash basis	4	7
Corporate and institutional
Recorded investment
Recorded investment, with a specific allowance	969		842
Recorded investment, without specific allowance	15		134
Recorded investment	984		976
Unpaid principal balance
Unpaid principal balance, with a specific allowance	919		800
Unpaid principal balance, without specific allowance	15		135
Unpaid principal balance	934		935
Associated specific allowance	412		416
Average recorded investment
Average recorded investment, with a specific allowance	908	805
Average recorded investment, without specific allowance	113	243
Average recorded investment	1,021	1,048
Interest income recognized
Interest income recognized, with a specific allowance	3	3
Interest income recognized, without specific allowance	0	2
Interest income recognized	3	5
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	2
Interest income recognized on a cash basis, without specific allowance	0	2
Interest income recognized on a cash basis	3	4
Real estate.
Recorded investment
Recorded investment, with a specific allowance	95		58
Recorded investment, without specific allowance	0		3
Recorded investment	95		61
Unpaid principal balance
Unpaid principal balance, with a specific allowance	91		54
Unpaid principal balance, without specific allowance	0		3
Associated specific allowance	17		18
Average recorded investment
Average recorded investment, with a specific allowance	63	35
Average recorded investment, without specific allowance	7	17
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Commercial and industrial loans
Recorded investment
Recorded investment, with a specific allowance	742		627
Recorded investment, without specific allowance	13		127
Recorded investment	755		754
Unpaid principal balance
Unpaid principal balance, with a specific allowance	698		592
Unpaid principal balance, without specific allowance	13		128
Associated specific allowance	314		306
Average recorded investment
Average recorded investment, with a specific allowance	700	563
Average recorded investment, without specific allowance	103	215
Interest income recognized
Interest income recognized, with a specific allowance	3	2
Interest income recognized, without specific allowance	0	2
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	3	1
Interest income recognized on a cash basis, without specific allowance	0	2
Financial institutions
Recorded investment
Recorded investment, with a specific allowance	132		157
Recorded investment, without specific allowance	2		4
Recorded investment	134		161
Unpaid principal balance
Unpaid principal balance, with a specific allowance	130		154
Unpaid principal balance, without specific allowance	2		4
Associated specific allowance	81		92
Average recorded investment
Average recorded investment, with a specific allowance	145	201
Average recorded investment, without specific allowance	3	11
Interest income recognized
Interest income recognized, with a specific allowance	0	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	1
Interest income recognized on a cash basis, without specific allowance	0	0
Governments and public institutions
Average recorded investment
Average recorded investment, with a specific allowance	0	6
Interest income recognized
Interest income recognized, with a specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Consumer
Recorded investment
Recorded investment, with a specific allowance	330		346
Recorded investment, without specific allowance	54		76
Recorded investment	384		422
Unpaid principal balance
Unpaid principal balance, with a specific allowance	316		332
Unpaid principal balance, without specific allowance	54		76
Unpaid principal balance	370		408
Associated specific allowance	115		116
Average recorded investment
Average recorded investment, with a specific allowance	319	349
Average recorded investment, without specific allowance	82	68
Average recorded investment	401	417
Interest income recognized
Interest income recognized, with a specific allowance	2	4
Interest income recognized, without specific allowance	0	0
Interest income recognized	2	4
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	3
Interest income recognized on a cash basis, without specific allowance	0	0
Interest income recognized on a cash basis	1	3
Mortgages
Recorded investment
Recorded investment, with a specific allowance	169		149
Recorded investment, without specific allowance	9		24
Recorded investment	178		173
Unpaid principal balance
Unpaid principal balance, with a specific allowance	161		141
Unpaid principal balance, without specific allowance	9		24
Associated specific allowance	15		16
Average recorded investment
Average recorded investment, with a specific allowance	149	149
Average recorded investment, without specific allowance	26	31
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	1	1
Interest income recognized on a cash basis, without specific allowance	0	0
Loans collateralized by securities
Recorded investment
Recorded investment, with a specific allowance	71		68
Recorded investment, without specific allowance	27		27
Recorded investment	98		95
Unpaid principal balance
Unpaid principal balance, with a specific allowance	67		66
Unpaid principal balance, without specific allowance	27		27
Associated specific allowance	58		53
Average recorded investment
Average recorded investment, with a specific allowance	71	68
Average recorded investment, without specific allowance	27	1
Interest income recognized
Interest income recognized, with a specific allowance	1	1
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	0
Interest income recognized on a cash basis, without specific allowance	0	0
Consumer finance
Recorded investment
Recorded investment, with a specific allowance	90		129
Recorded investment, without specific allowance	18		25
Recorded investment	108		154
Unpaid principal balance
Unpaid principal balance, with a specific allowance	88		125
Unpaid principal balance, without specific allowance	18		25
Associated specific allowance	42		47
Average recorded investment
Average recorded investment, with a specific allowance	99	132
Average recorded investment, without specific allowance	29	36
Interest income recognized
Interest income recognized, with a specific allowance	0	2
Interest income recognized, without specific allowance	0	0
Interest income recognized on a cash basis
Interest income recognized on a cash basis, with a specific allowance	0	2
Interest income recognized on a cash basis, without specific allowance	0	0

Other assets and other liabilities (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other assets (CHF million)
Cash collateral on derivative instruments	10,215	10,904
Cash collateral on non-derivative transactions	1,905	1,995
Derivative instruments used for hedging	2,358	3,913
Assets held-for-sale	23,763	20,343
Loans held-for-sale	23,284	19,894
of which real estate	478	442
Assets held for separate accounts	12,032	13,414
Interest and fees receivable	5,705	5,845
Deferred tax assets	6,580	7,094
Prepaid expenses	800	532
Failed purchases	3,131	2,699
Other	6,144	6,043
Other assets	72,633	72,782
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,043	12,224
Cash collateral on non-derivative transactions	1,957	1,246
Derivative instruments used for hedging	722	1,114
Provisions	1,240	1,348
of which off-balance sheet risk	64	59
Liabilities held for separate accounts	12,032	13,414
Interest and fees payable	7,459	6,556
Current tax liabilities	805	811
Deferred tax liabilities	88	103
Failed sales	2,944	4,336
Other	15,573	16,215
Other liabilities	55,863	57,367

Long-term debt (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Long-term debt
Senior	99,142	112,123
Subordinated	18,197	20,342
Non-recourse liabilities from consolidated VIEs	15,450	14,532
Long-term debt	132,789	146,997
of which reported at fair value	63,343	64,774
Structured notes
Long-term debt
Long-term debt	34,321	36,639
Structured notes | Equity
Long-term debt
Long-term debt	21,946	23,761
Structured notes | Fixed income
Long-term debt
Long-term debt	6,072	6,559
Structured notes | Emerging markets
Long-term debt
Long-term debt	2,126	3,304
Structured notes | Credit
Long-term debt
Long-term debt	2,643	1,893
Structured notes | Other
Long-term debt
Long-term debt	1,534	1,122

Accumulated other comprehensive income (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Gains/(losses) on cash flow hedges	Jun. 30, 2012 Gains/(losses) on cash flow hedges	Jun. 30, 2013 Cumulative translation adjustments	Jun. 30, 2012 Cumulative translation adjustments	Jun. 30, 2013 Unrealized gains/(losses) on securities	Jun. 30, 2012 Unrealized gains/(losses) on securities	Jun. 30, 2013 Actuarial gains/(losses)	Jun. 30, 2012 Actuarial gains/(losses)	Jun. 30, 2013 Net prior service credit/ (cost)	Jun. 30, 2012 Net prior service credit/ (cost)	Jun. 30, 2013 Accumulated other comprehensive income	Jun. 30, 2012 Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income (CHF million)
Balance	(11,417)	(11,956)	7	0	(11,349)	(10,326)	53	96	(670)	(729)	3	4	(11,956)	(10,955)
Increase/(decrease)			(17)	1	492	(157)	(10)	256	0	(1)	0	0	465	99
Reclassification adjustments, included in net income			0	0	46	1	0	(134)	28	27	0	0	74	(106)
Total increase/(decrease)			(17)	1	538	(156)	(10)	122	28	26	0	0	539	(7)
Balance	(11,417)	(11,956)	(10)	1	(10,811)	(10,482)	43	218	(642)	(703)	3	4	(11,417)	(10,962)

Accumulated other comprehensive income (Details 2) (CHF)	Jun. 30, 2013		Dec. 31, 2012
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	43,996,652		43,996,652
Common Stock, Shares, Issued, Ending Balance	43,996,652		43,996,652
Common shares outstanding	43,996,652	[1]	43,996,652	[1]
Par value (in CHF per share)	100		100

[1]	The Bank's total share capital is fully paid and consists of 43,996,652 registered shares with nominal value of CHF 100 per share. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.

Accumulated other comprehensive income (Details 3) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Reclassification adjustments, included in net income
Income tax expense	939	277
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	46	1
Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	46
of which net impairment provision	46
Estimated amount to be reclassified from cumulative translation adjustments to net income upon settlement	34
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(134)
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	28	27
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	44
Income tax expense	(16)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	0
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	74	(106)

Offsetting of financial assets and financial liabilities (Details) (CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	674.8	827.5
Offsetting	(646.7)	(800)
of which counterparty netting	(618.7)	(766.7)
of which cash collateral netting	(28)	(33.3)
Total net derivatives subject to enforceable master netting agreements	28.1	27.5
Total derivatives not subject to enforceable master netting agreements	13.6	9.8
Total net derivatives presented in the consolidated balance sheets	41.7	37.3
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	130	141.4
Securities purchased under resale agreements, offsetting	(38.7)	(41.1)
Securities purchased under resale agreements, net	91.3	100.3
Securities borrowing transactions, gross	27.2	20.9
Securities borrowing transactions, offsetting	(2.2)	(2)
Securities borrowing transactions, net	25	18.9
Total subject to enforceable master netting agreements, gross	157.2	162.3
Total subject to enforceable master netting agreements, offsetting	(40.9)	(43.1)
Total subject to enforceable master netting agreements, net	116.3	119.2
Total not subject to enforceable master netting agreements	57.1	64.2
Total, gross	214.3	226.5
Total, offsetting	(40.9)	(43.1)
Total, net	173.4	183.4
Amounts not offset in the consolidated balance sheets
Derivatives, net	28.1	27.5
Derivatives, financial instruments	5.9	5.1
Derivatives, cash collateral received/pledged	0.2	0
Derivatives, net exposure	22	22.4
Securities purchased under resale agreements, net	91.3	100.3
Securities purchased under resale agreements, financial instruments	91.2	100.3
Securities purchased under resale agreements, cash collateral received/pledged	0.1	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	25	18.9
Securities borrowing transactions, financial instruments	23.2	17.4
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	1.8	1.5
Total financial assets subject to enforceable, net	144.4	146.7
Total financial assets subject to enforceable, financial instruments	120.3	122.8
Total financial assets subject to enforceable, cash collateral received/pledged	0.3	0
Total financial assets subject to enforceable, net exposure	23.8	23.9
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	39.3	33.4
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	2.4	3.9
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	289.2	368.3
Offsetting	(286.1)	(367.2)
Total net derivatives subject to enforceable master netting agreements	3.1	1.1
Amounts not offset in the consolidated balance sheets
Derivatives, net	3.1	1.1
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	367.9	443.6
Offsetting	(343.7)	(418.6)
Total net derivatives subject to enforceable master netting agreements	24.2	25
Amounts not offset in the consolidated balance sheets
Derivatives, net	24.2	25
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	17.7	15.6
Offsetting	(16.9)	(14.2)
Total net derivatives subject to enforceable master netting agreements	0.8	1.4
Amounts not offset in the consolidated balance sheets
Derivatives, net	0.8	1.4
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	540.2	703.2
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	285.7	365.3
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	254.2	337.7
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0.3	0.2
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	65.4	60.4
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0.1	0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	65.3	60.4
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	32.5	26.4
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	16.5	12.7
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	16	13.7
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	28.6	30.1
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3.5	3
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	25.1	27.1
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8.1	7.4
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6.8	5.7
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1.3	1.7

Offsetting of financial assets and financial liabilities (Details 2) (CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	677.4	832.7
Offsetting	(650.3)	(803.4)
of which counterparty netting	(618.7)	(766.7)
of which cash collateral netting	(31.6)	(36.7)
Total net derivatives subject to enforceable master netting agreements	27.1	29.3
Total derivatives not subject to enforceable master netting agreements	14.3	11.4
Total net derivatives presented in the consolidated balance sheets	41.4	40.7
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, gross	100.5	99.6
Securities sold under repurchase agreements, offsetting	(40.9)	(43.1)
Securities sold under repurchase agreements, net	59.6	56.5
Securities lending transactions, gross	10.2	10.8
Securities lending transactions, offsetting	0	0
Securities lending transactions, net	10.2	10.8
Obligation to return securities received as collateral, at fair value, gross	21.1	25.9
Obligation to return securities received as collateral, at fair value, offsetting	0	0
Obligation to return securities received as collateral, at fair value, net	21.1	25.9
Total subject to enforceable master netting agreements, gross	131.8	136.3
Total subject to enforceable master netting agreements, offsetting	(40.9)	(43.1)
Total subject to enforceable master netting agreements, net	90.9	93.2
Total not subject to enforceable master netting agreements	29.9	69.5
Total, gross	161.7	205.8
Total, offsetting	(40.9)	(43.1)
Total, net	120.8	162.7
Amounts not offset in the consolidated balance sheets
Derivatives, net	27.1	29.3
Derivatives, financial instruments	7.4	7.9
Derivatives, cash collateral received/pledged	0.6	0
Derivatives, net exposure	19.1	21.4
Securities sold under repurchase agreements, net	59.6	56.5
Securities sold under repurchase agreements, financial instruments	59.4	56.3
Securities sold under repurchase agreements, cash collateral received/pledged	0.2	0.2
Securities sold under repurchase agreements, net exposure	0	0
Securities lending transactions, net	10.2	10.8
Securities lending transactions, financial instruments	9.7	10.2
Securities lending transactions, cash collateral received/pledged	0	0
Securities lending transactions, net exposure	0.5	0.6
Obligation to return securities received as collateral, at fair value, net	21.1	25.9
Obligation to return securities received as collateral, financial instruments	19.9	24.2
Obligation to return securities received as collateral, cash collateral received/pledged	0	0
Obligation to return securities received as collateral, at fair value, net exposure	1.2	1.7
Total financial liabilities subject to enforceable, net	118	122.5
Total financial liabilities subject to enforceable, financial instruments	96.4	98.6
Total financial liabilities subject to enforceable, cash collateral received/pledged	0.8	0.2
Total financial liabilities subject to enforceable, net exposure	20.8	23.7
Trading Liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	40.7	39.6
Other liabilities
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	0.7	1.1
Securities sold under repurchase agreements and securities
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	140	175.8
Total, offsetting	(40.9)	(43.1)
Total, net	99.1	132.7
Obligation to return securities received as collateral
Offsetting of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Total, gross	21.7	30
Total, offsetting	0	0
Total, net	21.7	30
OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	288.3	368.1
Offsetting	(286.1)	(367.5)
Total net derivatives subject to enforceable master netting agreements	2.2	0.6
Amounts not offset in the consolidated balance sheets
Derivatives, net	2.2	0.6
OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	370.4	448.6
Offsetting	(347.3)	(421.7)
Total net derivatives subject to enforceable master netting agreements	23.1	26.9
Amounts not offset in the consolidated balance sheets
Derivatives, net	23.1	26.9
Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	18.7	16
Offsetting	(16.9)	(14.2)
Total net derivatives subject to enforceable master netting agreements	1.8	1.8
Amounts not offset in the consolidated balance sheets
Derivatives, net	1.8	1.8
Interest rate derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	529.9	693.5
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	285	365.4
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	244.8	327.9
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0.1	0.2
Foreign exchange derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	75.8	73.2
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	0.1	0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	75.7	73.2
Equity/index-related derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	34.2	29.3
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	17.3	15.2
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	16.9	14.1
Credit derivatives
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	28.6	29.5
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	3.3	2.7
Credit derivatives | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	25.3	26.8
Other products
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	8.9	7.2
Other products | OTC
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	7.3	5.5
Other products | Exchange-traded
Offsetting of derivatives
Derivative liabilities, gross, subject to enforceable master netting agreements	1.6	1.7

Tax (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income from continuing operations before taxes (CHF)
Income from continuing operations before taxes	3,353	1,134
Current and deferred taxes (CHF)
Deferred income tax expense	616	(65)
Income tax expense	939	277
Reconciliation of taxes computed at the Swiss statutory rate (CHF)
Income tax expense computed at the statutory tax rate of 22%	738
Swiss statutory rate (as a percent)	22.00%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	166
of which foreign tax rate expense/(benefit) in respect of profits earned in higher/lower tax jurisdictions	166
Other non-deductible expenses	186
of which non-deductible interest expenses	136
of which non-deductible bank levy costs and other non-deductible compensation expenses	50
Lower taxed income	(87)
of which tax benefit related non-taxable life insurance income	30
of which swiss income tax benefit as a result of foreign branch earnings beneficially impact the earnings mix	57
Income taxable to non-controlling interests	(86)
Changes in deferred tax valuation allowance	(44)
of which net increases to the valuation allowance on deferred tax assets on net tax loss carry-forwards	44
Tax deductible impairments of Swiss subsidiary investments	(13)
Other	79
of which tax benefit following the change in tax status of an entity	36
of which decrease of deferred tax assets on one of the Group's operating entities related to the re-assessment of a pre-existing deferred tax asset due to change in earnings-mix assumptions	80
of which tax expense or benefit relating to the (establishment) or release of tax contingency accruals	30
Income tax expense	939	277

Tax (Details 3) (CHF)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Net deferred tax assets (CHF million)
Deferred tax assets	6,580,000,000		7,094,000,000
Net operating loss carry-forwards	1,857,000,000		2,045,000,000
Temporary differences	4,723,000,000		5,049,000,000
Deferred tax liabilities	88,000,000		103,000,000
Deferred Tax Assets (Liabilities), Net	6,492,000,000		6,991,000,000
Net deferred tax assets change	499,000,000
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(172,000,000)
Accumulated undistributed earnings from foreign subsidiaries	6,700,000,000
Reasonably possible decrease in unrecognized tax benefits, low end of range	0
Reasonably possible decrease in unrecognized tax benefits, high end of range	3,000,000
Effective tax rate
Effective tax rate (as a percent)	28.00%	24.40%

Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	1,184	1,731
2011 Partner Asset Facility (PAF2)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(30)	513
Adjustable Performance Plan cash awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(1)	203
Restricted Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	91	86
Other Cash Awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	234	166
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	53	61
Performance shares | Performance share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	326	197
Stock compensation plan | Share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	453	411
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	23	61
Stock compensation plan | Incentive Share Unit (ISU)
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	(2)	33
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	21	0
Stock compensation plan | Plus Bond awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	16	0

Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,144
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.8
Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	33
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	206
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	155
Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	487
Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,177
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	33
Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	25
Stock compensation plan | Plus Bond awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	28

Employee deferred compensation (Details 3) (CHF)	6 Months Ended
Jun. 30, 2013 year
Performance shares | Performance share awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)	1
Vesting period (in years)	3
Total awards granted	26,200,000
Number of share awards
Balance at beginning of period (in shares)	22,900,000
Granted (in shares)	26,200,000
Settled (in shares)	(7,400,000)
Forfeited (in shares)	(600,000)
Balance at end of period (in shares)	41,100,000
of which vested (in shares)	1,400,000
of which unvested (in shares)	39,700,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Granted (in CHF per share)	26.44
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)	3
Stock compensation plan | Share awards
Share-based compensation disclosures
Share award equal to number of Group share awards (in shares)	1
Vesting period (in years)	3
Total awards granted	38,900,000
Number of share awards
Balance at beginning of period (in shares)	55,100,000
Granted (in shares)	38,900,000
Settled (in shares)	(17,700,000)
Forfeited (in shares)	(1,400,000)
Balance at end of period (in shares)	74,900,000
of which vested (in shares)	4,100,000
of which unvested (in shares)	70,800,000
Weighted-average grant-date fair value (in CHF per share)
Weighted-average grant-date fair value - Granted (in CHF per share)	26.4
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)	3
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Number of share awards
Balance at beginning of period (in shares)	9,400,000
Granted (in shares)	0
Settled (in shares)	(4,700,000)
Forfeited (in shares)	(100,000)
Balance at end of period (in shares)	4,600,000
of which vested (in shares)	1,100,000
of which unvested (in shares)	3,500,000
Stock compensation plan | Incentive Share Unit (ISU)
Number of share awards
Balance at beginning of period (in shares)	3,600,000
Granted (in shares)	0
Settled (in shares)	(1,700,000)
Forfeited (in shares)	(200,000)
Balance at end of period (in shares)	1,700,000
of which vested (in shares)	100,000
of which unvested (in shares)	1,600,000
Stock compensation plan | ISU leverage unit
Share-based compensation disclosures
Number of Group shares at settlement for each Incentive Share Unit (in shares)	0
Stock compensation plan | Adjustable Performance Plan share awards
Number of share awards
Balance at beginning of period (in shares)	29,700,000
Granted (in shares)	1,100,000
Settled (in shares)	(16,500,000)
Forfeited (in shares)	(200,000)
Balance at end of period (in shares)	14,100,000
of which vested (in shares)	700,000
of which unvested (in shares)	13,400,000

Employee deferred compensation (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2013 year
Restricted Cash Awards
Other compensation benefits
Total value of awards granted	299
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)	3
Plus Bond awards
Other compensation benefits
Amount reallocated by employees outside of Investment Banking	38
Period of time over which total estimated unrecognized compensation expense is expected to be recognized (in years)	3
Award vesting period	3 years 0 months 0 days

Pension and other post-retirement benefits (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Total pension costs (CHF million)
Service costs on benefit obligation	14	17
Interest costs on benefit obligation	65	67
Expected return on plan assets	(81)	(81)
Amortization of recognized prior service cost/(credit)	0	(1)
Amortization of recognized actuarial losses/(gains)	44	42
Total pension costs	42	44
PBO (CHF million)
Service costs	14	17
Interest costs	65	67
Other post-retirement defined benefit plans - International
Pension and Other Postretirement Benefit Contributions
Contributions expected to be made by the company by the end of the current fiscal year	65
Contributions made to defined benefit pension plans and other post-retirement defined benefit plans	21

Derivatives and hedging activities (Details) (CHF) In Billions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair value of derivative instruments
Notional amount	56,292.3	50,438.5
Positive replacement value (PRV)	688.5	837.3
Negative replacement value (NRV)	691.8	844.1
Cash flow hedges
Maximum Length of Time Hedged in Cash Flow Hedge	4 years 0 months 0 days
Not designated for hedge accounting
Fair value of derivative instruments
Notional amount	56,204.2	50,360.9
Positive replacement value (PRV)	685.9	833.3
Negative replacement value (NRV)	690.8	842.7
Not designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	48,323.6	43,052.2
Positive replacement value (PRV)	539.3	701.1
Negative replacement value (NRV)	532.5	695.4
Not designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	10,366.8	8,055.9
Positive replacement value (PRV)	8.6	2.6
Negative replacement value (NRV)	8.5	2.5
Not designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	31,998.5	29,159
Positive replacement value (PRV)	479.2	635.8
Negative replacement value (NRV)	472.4	630.1
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	3,961.1	3,739.9
Positive replacement value (PRV)	51.1	62.4
Negative replacement value (NRV)	51.3	62.6
Not designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	1,357.7	1,145.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	639.5	952
Positive replacement value (PRV)	0.4	0.3
Negative replacement value (NRV)	0.3	0.2
Not designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	4,961	4,543.2
Positive replacement value (PRV)	70.3	63.4
Negative replacement value (NRV)	81.5	78.6
Not designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	2,386.4	2,134.1
Positive replacement value (PRV)	25.5	21.6
Negative replacement value (NRV)	23.8	21.3
Not designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	1,377.3	1,336.4
Positive replacement value (PRV)	31	32.1
Negative replacement value (NRV)	42.6	46.6
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	1,131.9	985.3
Positive replacement value (PRV)	13.7	9.7
Negative replacement value (NRV)	15	10.7
Not designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	60.1	83.8
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	5.3	3.6
Positive replacement value (PRV)	0.1	0
Negative replacement value (NRV)	0.1	0
Not designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	1,696.6	1,694.5
Positive replacement value (PRV)	29.3	30.6
Negative replacement value (NRV)	29.2	29.8
Not designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	1,005.7	844.3
Positive replacement value (PRV)	37.8	30.3
Negative replacement value (NRV)	38	31.1
Not designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	5.1	5.5
Positive replacement value (PRV)	0.7	0.6
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	221.5	211.1
Positive replacement value (PRV)	5.7	4.5
Negative replacement value (NRV)	7	5.9
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	256.1	215.1
Positive replacement value (PRV)	12.8	11.5
Negative replacement value (NRV)	11.8	11.1
Not designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	52	74.4
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	471	338.2
Positive replacement value (PRV)	18.6	13.7
Negative replacement value (NRV)	19.2	14.1
Not designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	217.3	226.7
Positive replacement value (PRV)	9.2	7.9
Negative replacement value (NRV)	9.6	7.8
Not designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	28	31.3
Positive replacement value (PRV)	2.1	1.1
Negative replacement value (NRV)	3	1.4
Not designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	51.1	55.3
Positive replacement value (PRV)	3.8	3.6
Negative replacement value (NRV)	2.9	3.1
Not designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	45	54.2
Positive replacement value (PRV)	1.9	1.6
Negative replacement value (NRV)	2	1.6
Not designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	35.1	35.5
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Not designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	58.1	50.4
Positive replacement value (PRV)	1.4	1.6
Negative replacement value (NRV)	1.7	1.7
Designated for hedge accounting
Fair value of derivative instruments
Notional amount	88.1	77.6
Positive replacement value (PRV)	2.6	4
Negative replacement value (NRV)	1	1.4
Designated for hedge accounting | Interest rate derivatives
Fair value of derivative instruments
Notional amount	64.6	58
Positive replacement value (PRV)	2.5	3.8
Negative replacement value (NRV)	0.7	1.3
Designated for hedge accounting | Interest rate derivatives | Forwards and forward rate agreements
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Swaps
Fair value of derivative instruments
Notional amount	64.6	58
Positive replacement value (PRV)	2.5	3.8
Negative replacement value (NRV)	0.7	1.3
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Interest rate derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives
Fair value of derivative instruments
Notional amount	23.5	19.6
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.3	0.1
Designated for hedge accounting | Foreign exchange derivatives | Forwards
Fair value of derivative instruments
Notional amount	23.5	19.6
Positive replacement value (PRV)	0.1	0.2
Negative replacement value (NRV)	0.3	0.1
Designated for hedge accounting | Foreign exchange derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Foreign exchange derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Credit derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Equity/index-related derivatives | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Forwards
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Swaps
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (OTC)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Futures
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0
Designated for hedge accounting | Other products | Options bought and sold (exchange traded)
Fair value of derivative instruments
Notional amount	0	0
Positive replacement value (PRV)	0	0
Negative replacement value (NRV)	0	0

Derivatives and hedging activities (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair value hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	266	437
Gains/(losses) recognized in income on hedged items	(266)	(464)
Net gains/(losses) on the ineffective portion	0	(27)
Fair value hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	274	449
Gains/(losses) recognized in income on hedged items	(274)	(476)
Fair value hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in income on derivatives	(8)	(12)
Gains/(losses) recognized in income on hedged items	8	12
Cash flow hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(20)	0
Expected reclassification of net gains/(losses) from AOCI into earnings during the next 12 months	(4)
Cash flow hedges | Interest rate derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(20)	0
Net investment hedges
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(291)	(201)
Gains/(losses) reclassified from AOCI into income	0	77
Net investment hedges | Foreign exchange derivatives
Derivative Instruments, Gain (Loss)
Gains/(losses) recognized in AOCI on derivatives	(291)	(201)
Gains/(losses) reclassified from AOCI into income	0	77

Derivatives and hedging activities (Details 3) (CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Contingent credit risk
Current net exposure	13	17.3
Collateral posted	11.6	14.8
Additional collateral required in a one-notch downgrade event	0.7	0.7
Additional collateral required in a two-notch downgrade event	4.1	4.7
Bilateral counterparties
Contingent credit risk
Current net exposure	11.4	15.3
Collateral posted	10.2	13.4
Additional collateral required in a one-notch downgrade event	0.2	0.2
Additional collateral required in a two-notch downgrade event	2.8	2.7
Special purpose entities
Contingent credit risk
Current net exposure	1.4	1.4
Collateral posted	1.4	1.4
Additional collateral required in a one-notch downgrade event	0.5	0.5
Additional collateral required in a two-notch downgrade event	1.3	1.5
Accelerated terminations
Contingent credit risk
Current net exposure	0.2	0.6
Additional collateral required in a one-notch downgrade event	0	0
Additional collateral required in a two-notch downgrade event	0	0.5

Derivatives and hedging activities (Details 4) (CHF) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Credit protection sold/purchased
Credit protection sold	(806.4)	(815)
Credit protection purchased	774.5	766.4
Net credit protection (sold)/purchased	(31.9)	(48.6)
Other protection purchased	100.7	97.7
Fair value of credit protection sold	0.6	(0.2)
Total credit derivatives	1,696.6	1,694.5
Total return swaps
Credit protection sold/purchased
Credit protection sold	(6.3)	(6)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(136.8)	(167.7)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(515.9)	(497)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(153.7)	(150.3)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(129.7)	(132.9)
Credit protection purchased	126.1	130.2
Net credit protection (sold)/purchased	(3.6)	(2.7)
Other protection purchased	9.3	10.7
Fair value of credit protection sold	(1.7)	(0.8)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(676.7)	(682.1)
Credit protection purchased	648.4	636.2
Net credit protection (sold)/purchased	(28.3)	(45.9)
Other protection purchased	91.4	87
Fair value of credit protection sold	2.3	0.6
Investment grade
Credit protection sold/purchased
Credit protection sold	(606.4)	(616.8)
Credit protection purchased	576.1	581
Net credit protection (sold)/purchased	(30.3)	(35.8)
Other protection purchased	77.6	76.6
Fair value of credit protection sold	1.6	1.8
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(200)	(198.2)
Credit protection purchased	198.4	185.4
Net credit protection (sold)/purchased	(1.6)	(12.8)
Other protection purchased	23.1	21.1
Fair value of credit protection sold	(1)	(2)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(515.2)	(530)
Credit protection purchased	487	503.2
Net credit protection (sold)/purchased	(28.2)	(26.8)
Other protection purchased	57.4	67.3
Fair value of credit protection sold	1.8	2.1
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(118.3)	(125)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(328.8)	(326)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(68.1)	(79)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(117.1)	(119.4)
Credit protection purchased	113.6	117.1
Net credit protection (sold)/purchased	(3.5)	(2.3)
Other protection purchased	9.1	10.3
Fair value of credit protection sold	(1.7)	(0.7)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(398.1)	(410.6)
Credit protection purchased	373.4	386.1
Net credit protection (sold)/purchased	(24.7)	(24.5)
Other protection purchased	48.3	57
Fair value of credit protection sold	3.5	2.8
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(382.5)	(394.6)
Credit protection purchased	358.9	373.9
Net credit protection (sold)/purchased	(23.6)	(20.7)
Other protection purchased	45.1	56
Fair value of credit protection sold	1.6	2.5
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(132.7)	(135.4)
Credit protection purchased	128.1	129.3
Net credit protection (sold)/purchased	(4.6)	(6.1)
Other protection purchased	12.3	11.3
Fair value of credit protection sold	0.2	(0.4)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(291.2)	(285)
Credit protection purchased	287.5	263.2
Net credit protection (sold)/purchased	(3.7)	(21.8)
Other protection purchased	43.3	30.4
Fair value of credit protection sold	(1.2)	(2.3)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(18.5)	(42.7)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(187.1)	(171)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(85.6)	(71.3)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(12.6)	(13.5)
Credit protection purchased	12.5	13.1
Net credit protection (sold)/purchased	(0.1)	(0.4)
Other protection purchased	0.2	0.4
Fair value of credit protection sold	0	(0.1)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(278.6)	(271.5)
Credit protection purchased	275	250.1
Net credit protection (sold)/purchased	(3.6)	(21.4)
Other protection purchased	43.1	30
Fair value of credit protection sold	(1.2)	(2.2)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(223.9)	(222.2)
Credit protection purchased	217.2	207.1
Net credit protection (sold)/purchased	(6.7)	(15.1)
Other protection purchased	32.5	20.6
Fair value of credit protection sold	0	(0.7)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(67.3)	(62.8)
Credit protection purchased	70.3	56.1
Net credit protection (sold)/purchased	3	(6.7)
Other protection purchased	10.8	9.8
Fair value of credit protection sold	(1.2)	(1.6)

Derivatives and hedging activities (Details 5) (CHF) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Credit Derivatives [Line Items]
Credit protection sold	806.4	815
Credit protection purchased	774.5	766.4
Other protection purchased	100.7	97.7
Other instruments	15	15.4
Total credit derivatives	1,696.6	1,694.5

Guarantees and commitments (Details) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Guarantees
Maturity less than 1 year	49,196	52,728
Maturity greater than 1 year	25,656	22,108
Total gross amount	74,852	74,836
Total net amount	73,706	73,689
Carrying value	1,224	1,176
Collateral received	20,096	20,225
Credit guarantees and similar instruments
Guarantees
Maturity less than 1 year	10,404	10,101
Maturity greater than 1 year	2,370	2,481
Total gross amount	12,774	12,582
Total net amount	12,546	12,195
Carrying value	9	53
Collateral received	1,931	1,918
Performance guarantees and similar instruments
Guarantees
Maturity less than 1 year	4,683	5,047
Maturity greater than 1 year	4,233	4,300
Total gross amount	8,916	9,347
Total net amount	8,013	8,608
Carrying value	80	135
Collateral received	2,978	3,307
Securities lending indemnifications
Guarantees
Maturity less than 1 year	12,578	12,211
Maturity greater than 1 year	0	0
Total gross amount	12,578	12,211
Total net amount	12,578	12,211
Carrying value	0	0
Collateral received	12,578	12,211
Derivatives
Guarantees
Maturity less than 1 year	17,793	21,197
Maturity greater than 1 year	17,842	14,218
Total gross amount	35,635	35,415
Total net amount	35,635	35,415
Carrying value	1,132	985
Other guarantees
Guarantees
Maturity less than 1 year	3,738	4,172
Maturity greater than 1 year	1,211	1,109
Total gross amount	4,949	5,281
Total net amount	4,934	5,260
Carrying value	3	3
Collateral received	2,609	2,789

Guarantees and commitments (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 CHF	Jun. 30, 2014 CHF	Jun. 30, 2013 CHF	Jun. 30, 2013 USD ($)
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland			6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		500,000,000	600,000,000
2011 Partner Asset Facility transactions
Number of layers of the hedge				3
Number of years of transaction as per contract terms				4
Number of years of transaction as per contract terms, including possible contract extension				9
Approximate total notional amount of hedge of counterparty credit risk and credit spread				12,000,000,000
Notional amount of hedge of counterparty credit risk and credit spread - first layer				500,000,000
Notional amount of hedge of counterparty credit risk and credit spread - second layer				800,000,000
Notional amount of hedge of counterparty credit risk and credit spread - third layer				11,000,000,000
Carrying value of PAF2 awards	596,000,000		596,000,000
Amount of PAF2 award compensation expense	(17,000,000)
Positive replacement value of PAF2-related CDS included in credit derivatives	17,000,000		17,000,000
Carrying value of PAF2-related credit support facility included in Credit guarantees and similar instruments	0		0

Guarantees and commitments (Details 3) (USD $) In Billions, unless otherwise specified	114 Months Ended
Jun. 30, 2013
Guarantees
Residential mortgage loans sold	$ 163.8
Government-sponsored enterprises
Guarantees
Residential mortgage loans sold	8.2
Private investors, primarily banks
Guarantees
Residential mortgage loans sold	23.1
Non-agency securitizations
Guarantees
Residential mortgage loans sold	132.5
Residential mortgage loans sold in non-agency securitizations that are still outstanding as of balance sheet date	27.4
Borrower payments on mortgage loans sold	87.3
Loan defaults on mortgage loans sold	$ 17.8

Guarantees and commitments (Details 4) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	$ 1,926	$ 743
New claims	640	835
Claims settled through repurchases	(6)	(8)
Other settlements	(170)	(13)
Total claims settled	(176)	(21)
Claims rescinded	(14)	(31)
Transfers to/from arbitration and litigation, net	(681)	(156)
Balance at end of period	1,695	1,370
Repurchase price at the time of settlement	(6)	(9)
Other settlements, settlement value	(25)	(10)
Provisions for outstanding repurchase claims
Balance at beginning of period	55	59
Increase/(decrease) in provisions, net	74	16
Realized losses	(31)	(19)
Balance at end of period	98	56
Government-sponsored enterprises
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	67	68
New claims	36	36
Claims settled through repurchases	(4)	(3)
Other settlements	(8)	(4)
Total claims settled	(12)	(7)
Claims rescinded	(10)	(26)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	81	71
Private investors, primarily banks
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	464	432
New claims	115	22
Claims settled through repurchases	0	0
Other settlements	(155)	(1)
Total claims settled	(155)	(1)
Claims rescinded	(4)	(5)
Transfers to/from arbitration and litigation, net	0	0
Balance at end of period	420	448
Non-agency securitizations
Residential mortgage loans sold, outstanding repurchase claims
Balance at beginning of period	1,395	243
New claims	489	777
Claims settled through repurchases	(2)	(5)
Other settlements	(7)	(8)
Total claims settled	(9)	(13)
Claims rescinded	0	0
Transfers to/from arbitration and litigation, net	(681)	(156)
Balance at end of period	$ 1,194	$ 851

Guarantees and commitments (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Other commitments
Maturity less than 1 year	219,974	218,931
Maturity greater than 1 year	76,146	69,296
Total gross amount	296,120	288,227
Total net amount	290,567	282,558
Collateral received	208,607	200,522
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	5,653	6,210
Maturity greater than 1 year	29	41
Total gross amount	5,682	6,251
Total net amount	5,567	6,054
Collateral received	3,160	3,219
Loan commitments
Other commitments
Maturity less than 1 year	167,367	166,259
Maturity greater than 1 year	74,586	67,646
Total gross amount	241,953	233,905
Total net amount	236,515	228,433
Collateral received	162,088	151,616
Unused revocable credit limits	137,542	136,669
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	43,192	45,556
Maturity greater than 1 year	0	0
Total gross amount	43,192	45,556
Total net amount	43,192	45,556
Collateral received	43,192	45,556
Other commitments
Other commitments
Maturity less than 1 year	3,762	906
Maturity greater than 1 year	1,531	1,609
Total gross amount	5,293	2,515
Total net amount	5,293	2,515
Collateral received	167	131

Transfers of financial assets and variable interest entities (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	1	23
Proceeds from transfer of assets	3,631	3,718
Cash received on interests that continue to be held	32	35
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	2	(2)
Proceeds from transfer of assets	14,257	8,483
Purchases of previously transferred financial assets or their underlying collateral	(8)	(11)
Servicing fees	2	1
Cash received on interests that continue to be held	275	246
Other asset-backed financing activities
Transfers of financial assets disclosures
Net gain/(loss)	7	71
Proceeds from transfer of assets	553	279
Purchases of previously transferred financial assets or their underlying collateral	(65)	(161)
Servicing fees	0	0
Cash received on interests that continue to be held	329	582

Transfers of financial assets and variable interest entities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	33,203	30,050
Total assets of SPE	48,661	45,407
RMBS
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	51,891	58,112
Total assets of SPE	53,731	60,469
Other asset-backed financing activities
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amount outstanding	28,467	32,805
Total assets of SPE	28,518	32,805

Transfers of financial assets and variable interest entities (Details 3) (CHF) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%
CMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	158	761
Weighted-average life, in years	8 years 10 months 24 days	8 years 4 months 26 days
CMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	1.60%	0.80%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.50%
CMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Cash flow discount rate (rate per annum), in % (as a percent)	8.20%	10.70%
Expected credit losses (rate per annum), in % (as a percent)	7.50%	9.00%
CMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	141	654
CMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	17	107
RMBS
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,963	2,219
Weighted-average life, in years	7 years 0 months 0 days	5 years 0 months 0 days
RMBS | Minimum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	6.30%	0.10%
Cash flow discount rate (rate per annum), in % (as a percent)	0.00%	0.10%
Expected credit losses (rate per annum), in % (as a percent)	0.00%	0.00%
RMBS | Maximum
Key economic assumptions used in measuring fair value at time of transfer
Prepayment speed assumption (rate per annum) in % (as a percent)	31.00%	34.90%
Cash flow discount rate (rate per annum), in % (as a percent)	45.90%	25.70%
Expected credit losses (rate per annum), in % (as a percent)	45.80%	25.10%
RMBS | Level 2
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	1,922	2,090
RMBS | Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer	41	129

Transfers of financial assets and variable interest entities (Details 4) (CHF) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	537	274
Weighted-average life, in years	6 years 2 months 14 days	4 years 0 months 0 days
Impact on fair value from 10% adverse change in cash flow discount rate	(9.5)	(14.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(18.6)	(19.9)
Impact on fair value from 10% adverse change in expected credit losses	(4.5)	(14.4)
Impact on fair value from 20% adverse change in expected credit losses	(8.8)	(19.2)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	1.20%	1.10%
Expected credit losses rate (rate per annum), in % (as a percent)	1.00%	0.90%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	36.20%	50.20%
Expected credit losses rate (rate per annum), in % (as a percent)	34.20%	49.50%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	96	90
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	1,658	1,929
Weighted-average life, in years	7 years 9 months 18 days	5 years 2 months 14 days
Impact on fair value from 10% adverse change in prepayment speed	(19.4)	(38.5)
Impact on fair value from 20% adverse change in prepayment speed	(37.3)	(74.3)
Impact on fair value from 10% adverse change in cash flow discount rate	(41.5)	(62.8)
Impact on fair value from 20% adverse change in cash flow discount rate	(80.6)	(93.5)
Impact on fair value from 10% adverse change in expected credit losses	(23.8)	(55.9)
Impact on fair value from 20% adverse change in expected credit losses	(46.5)	(80.3)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	2.10%	0.10%
Cash flow discount rate per annum, in % (as a percent)	1.40%	0.20%
Expected credit losses rate (rate per annum), in % (as a percent)	2.50%	0.90%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	33.80%	27.60%
Cash flow discount rate per annum, in % (as a percent)	33.40%	42.80%
Expected credit losses rate (rate per annum), in % (as a percent)	16.90%	42.80%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	127	342
Other asset-backed financing activities
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	452	692
Weighted-average life, in years	4 years 7 months 7 days	3 years 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	(0.6)	(1)
Impact on fair value from 20% adverse change in cash flow discount rate	(1.2)	(1.8)
Impact on fair value from 10% adverse change in expected credit losses	(0.5)	(0.8)
Impact on fair value from 20% adverse change in expected credit losses	(1)	(1.6)
Other asset-backed financing activities | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.80%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.30%	0.30%
Other asset-backed financing activities | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	19.60%	51.70%
Expected credit losses rate (rate per annum), in % (as a percent)	19.30%	51.40%
Other asset-backed financing activities | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	428	686

Transfers of financial assets and variable interest entities (Details 5) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CMBS | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	406	467
CMBS | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(406)	(467)
Other asset-backed financing activities | Trading assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	617	1,171
Other asset-backed financing activities | Other assets
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Assets, transfer of financial interest, sale treatment not achieved	7	913
Other asset-backed financing activities | Other liabilities
Carrying amounts of transferred financial assets and liabilities where sale treatment not achieved
Liability to SPE, transfer of financial interest, sale treatment not achieved	(624)	(2,084)

Transfers of financial assets and variable interest entities (Details 6) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	57,529	61,376
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,395	183,446
Trading assets	246,012	256,602
Investment securities	2,072	1,939
Other investments	11,430	11,816
Net loans	229,743	227,498
Premises and equipment	5,260	5,416
Loans held-for-sale	23,284	19,894
Other assets	72,633	72,782
Customer deposits	316,482	297,690
Trading liabilities	89,943	91,091
Short-term borrowings	20,976	14,838
Long-term debt	132,789	146,997
Other liabilities	55,863	57,367
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,592	1,750
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336	117
Trading assets	3,850	4,697
Investment securities	175	23
Other investments	2,196	2,289
Net loans	4,566	6,053
Premises and equipment	528	546
Loans held-for-sale	11,389	10,505
Other assets	15,409	14,508
Total assets of consolidated VIEs	29,652	29,983
Customer deposits	167	247
Trading liabilities	106	125
Short-term borrowings	4,450	5,779
Long-term debt	15,450	14,532
Other liabilities	1,140	1,164
Total liabilities of consolidated VIEs	21,313	21,847
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	1,353	1,534
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,004	1,064
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	8,499	7,324
Other assets	8,540	7,369
Total assets of consolidated VIEs	10,897	9,967
Customer deposits	0	0
Trading liabilities	14	20
Short-term borrowings	0	0
Long-term debt	10,884	9,944
Other liabilities	25	45
Total liabilities of consolidated VIEs	10,923	10,009
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	2	27
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,336	117
Trading assets	57	196
Investment securities	175	23
Other investments	0	0
Net loans	2,671	4,360
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	1,495	1,637
Total assets of consolidated VIEs	5,736	6,360
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	4,440	5,776
Long-term debt	14	14
Other liabilities	7	6
Total liabilities of consolidated VIEs	4,461	5,796
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	4	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	35	14
Investment securities	0	0
Other investments	0	0
Net loans	825	859
Premises and equipment	0	0
Loans held-for-sale	2,823	3,110
Other assets	3,027	3,111
Total assets of consolidated VIEs	3,891	3,984
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	3,733	3,608
Other liabilities	78	97
Total liabilities of consolidated VIEs	3,811	3,705
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	154	125
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,935	1,861
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	4	4
Total assets of consolidated VIEs	2,093	1,990
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	10	3
Long-term debt	282	500
Other liabilities	10	7
Total liabilities of consolidated VIEs	302	510
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	53	44
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	616	565
Investment securities	0	0
Other investments	1,607	1,712
Net loans	538	405
Premises and equipment	461	474
Loans held-for-sale	67	71
Other assets	508	571
Total assets of consolidated VIEs	3,783	3,771
Customer deposits	0	0
Trading liabilities	7	4
Short-term borrowings	0	0
Long-term debt	97	38
Other liabilities	154	167
Total liabilities of consolidated VIEs	258	209
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	26	20
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	203	997
Investment securities	0	0
Other investments	589	577
Net loans	532	429
Premises and equipment	67	72
Loans held-for-sale	0	0
Other assets	1,835	1,816
Total assets of consolidated VIEs	3,252	3,911
Customer deposits	167	247
Trading liabilities	85	101
Short-term borrowings	0	0
Long-term debt	440	428
Other liabilities	866	842
Total liabilities of consolidated VIEs	1,558	1,618

Transfers of financial assets and variable interest entities (Details 7) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Non-consolidated VIEs
Trading assets	246,012	256,602
Net loans	229,743	227,498
Other assets	72,633	72,782
Other liabilities	55,863	57,367
Non-consolidated VIEs
Non-consolidated VIEs
Trading assets	7,913	5,921
Net loans	7,404	7,407
Other assets	29	70
Total variable interest assets, non-consolidated VIEs	15,346	13,398
Maximum exposure to loss	30,236	25,651
Non-consolidated VIE assets	210,128	190,211
Non-consolidated VIEs | Collateralized debt obligations
Non-consolidated VIEs
Trading assets	95	100
Net loans	1	8
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	96	108
Maximum exposure to loss	105	108
Non-consolidated VIE assets	7,007	5,163
Non-consolidated VIEs | Financial intermediation - Securitizations
Non-consolidated VIEs
Trading assets	5,326	3,210
Net loans	421	111
Other assets	0	17
Total variable interest assets, non-consolidated VIEs	5,747	3,338
Maximum exposure to loss	17,807	14,123
Non-consolidated VIE assets	109,492	103,990
Non-consolidated VIEs | Financial intermediation - Funds
Non-consolidated VIEs
Trading assets	1,095	1,143
Net loans	2,384	2,048
Other assets	25	49
Total variable interest assets, non-consolidated VIEs	3,504	3,240
Maximum exposure to loss	3,711	3,475
Non-consolidated VIE assets	60,215	52,268
Non-consolidated VIEs | Financial intermediation - Loans
Non-consolidated VIEs
Trading assets	763	868
Net loans	3,424	3,572
Other assets	0	0
Total variable interest assets, non-consolidated VIEs	4,187	4,440
Maximum exposure to loss	6,699	4,906
Non-consolidated VIE assets	25,662	22,304
Non-consolidated VIEs | Financial intermediation - Other
Non-consolidated VIEs
Trading assets	634	600
Net loans	1,174	1,668
Other assets	4	4
Total variable interest assets, non-consolidated VIEs	1,812	2,272
Maximum exposure to loss	1,914	3,039
Non-consolidated VIE assets	7,752	6,486

Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets (CHF million)
Cash and Due from Banks	386	569
Interest-bearing deposits with banks	396	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	113,664
Securities received as collateral	21,675	30,045
Trading assets	246,012	256,602
Investment securities	2,072	1,939
Other investments	8,507	8,892
Loans	19,569	20,000
Other intangible assets (mortgage servicing rights)	39	43
Other assets	38,138	37,259
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	20,930	29,677
Trading assets	138,469	132,940
Investment securities	1,332	1,338
Other investments	247	271
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	4,962	5,439
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	165,940	169,665
Less other investments - equity at fair value attributable to noncontrolling interests	(221)	(240)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	165,719	169,425
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	247	271
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	216	92
Trading assets	46,148	55,592
Investment securities	1,331	1,334
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	45,429	53,918
Investment securities	1,331	1,333
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	47	1
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,714	29,585
Trading assets	71,608	66,715
Investment securities	1	4
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	15,978	3,428
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	7,229	703
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	49	1
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	8,249	2,538
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	4,735	7,205
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	386	569
Interest-bearing deposits with banks	396	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	113,664
Securities received as collateral	745	368
Trading assets	739,596	908,054
Investment securities	421	431
Other investments	431	539
Loans	12,420	13,381
Loans - of which commercial and industrial	6,189	6,191
Loans - of which financial institutions	4,865	5,934
Other intangible assets (mortgage servicing rights)	0	0
Other assets	26,758	26,802
Other assets - of which loans held-for-sale	16,891	14,899
Total assets at fair value	881,125	1,064,435
Less other investments - equity at fair value attributable to noncontrolling interests	(133)	(99)
Less assets consolidated under ASU 2009-17	(9,190)	(8,769)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	871,802	1,055,567
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	348	470
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	218	349
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	83	69
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	48	61
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	186	350
Trading assets	66,265	74,392
Investment securities	327	341
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	6,863	11,032
Investment securities	2	1
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	184	320
Trading assets	25,268	25,933
Investment securities	326	340
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	29,510	30,392
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	2,237	4,335
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	2,317	2,620
Investment securities	0	0
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	559	18
Trading assets	6,337	7,745
Investment securities	94	90
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	663,338	823,181
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	530,619	698,494
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	69,720	62,619
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	27,452	25,885
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	27,652	29,274
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,656	2,736
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	14,513	15,451
Investment securities	319	170
Other investments	7,829	8,082
Loans	7,149	6,619
Loans - of which commercial and industrial	4,899	4,778
Loans - of which financial institutions	1,298	1,530
Other intangible assets (mortgage servicing rights)	39	43
Other assets	6,631	5,164
Other assets - of which loans held-for-sale	5,842	4,463
Total assets at fair value	36,480	35,529
Less other investments - equity at fair value attributable to noncontrolling interests	(3,584)	(3,292)
Less assets consolidated under ASU 2009-17	(3,372)	(2,745)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,524	29,492
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,883	3,855
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,520	2,530
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	133	165
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	40	84
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,100	2,244
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,100	2,245
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,713	1,818
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	4,511	5,830
Investment securities	317	169
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	30	79
Investment securities	21	21
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	2,057	3,192
Investment securities	120	125
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	906	724
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	306	1,023
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	865	447
Investment securities	175	24
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	423	485
Investment securities	2	1
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,579	6,650
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,560	1,859
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	505	754
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	2,076	1,920
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,627	1,294
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,000	2,486
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(646,566)	(799,843)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(213)	(146)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(646,779)	(799,989)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(646,779)	(799,989)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(646,566)	(799,843)
Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	386	569
Interest-bearing deposits with banks	396	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	113,664
Securities received as collateral	21,675	30,045
Trading assets	246,012	256,602
Investment securities	2,072	1,939
Other investments	8,507	8,892
Loans	19,569	20,000
Loans - of which commercial and industrial	11,088	10,969
Loans - of which financial institutions	6,163	7,464
Other intangible assets (mortgage servicing rights)	39	43
Other assets	38,138	37,259
Other assets - of which loans held-for-sale	22,733	19,362
Total assets at fair value	436,766	469,640
Less other investments - equity at fair value attributable to noncontrolling interests	(3,938)	(3,631)
Less assets consolidated under ASU 2009-17	(12,562)	(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	420,266	454,495
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,883	3,855
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,520	2,530
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	481	635
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	258	433
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	2,430	2,584
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	2,148	2,306
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,713	1,818
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	402	442
Trading assets	116,924	135,814
Investment securities	1,975	1,844
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	52,322	65,029
Investment securities	1,354	1,355
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	184	320
Trading assets	27,372	29,126
Investment securities	446	465
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	30,416	31,116
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	2,543	5,358
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,182	3,067
Investment securities	175	24
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	21,273	29,603
Trading assets	78,368	74,945
Investment securities	97	95
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	39,329	33,416
Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	11,391	12,427

Financial instruments (Details 3) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Liabilities (CHF million)
Due to banks	1,916	3,431
Customer deposits	3,588	4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443	108,784
Obligation to return securities received as collateral	21,675	30,045
Trading liabilities	89,943	91,091
Short-term borrowings	5,620	4,513
Long-term debt	63,343	64,774
Other liabilities	23,698	26,799
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	20,930	29,677
Trading liabilities	54,690	47,065
Short-term borrowings	0	0
Long-term debt	17	218
Other liabilities	0	0
Total liabilities	75,637	76,960
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	17	218
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	216	92
Trading liabilities	24,011	25,782
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	23,722	25,624
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	74	0
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	20,714	29,585
Trading liabilities	15,527	18,109
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	15,152	3,174
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	6,895	628
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	75	1
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0	0
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	7,528	2,305
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	1,916	3,431
Customer deposits	3,526	4,601
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443	108,784
Obligation to return securities received as collateral	745	368
Trading liabilities	679,968	841,817
Short-term borrowings	5,427	4,389
Long-term debt	52,366	54,458
Other liabilities	21,256	24,235
Total liabilities	844,647	1,042,083
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,541	10,567
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	19,654	22,545
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	11,377	11,006
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	1,342	2,523
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	186	350
Trading liabilities	9,278	7,015
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	2,573	1,476
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	184	320
Trading liabilities	5,745	5,030
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	559	18
Trading liabilities	389	389
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	670,301	834,413
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	524,389	693,525
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	80,121	76,988
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	27,823	28,952
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	29,276	27,749
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	62	25
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	5,369	5,356
Short-term borrowings	193	124
Long-term debt	10,960	10,098
Other liabilities	2,676	2,847
Total liabilities	19,260	18,450
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	6,306	6,189
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	3,088	2,551
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	936	1,160
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	10	196
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	10	196
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	21	6
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	5,338	5,154
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,095	1,357
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1,312	1,648
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,361	819
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities (CHF million)
Trading liabilities	1,244	1,003
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0	0
Customer deposits	0	0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	0	0
Trading liabilities	(650,084)	(803,147)
Short-term borrowings	0	0
Long-term debt	0	0
Other liabilities	(234)	(283)
Total liabilities	(650,318)	(803,430)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0	0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0	0
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0	0
Trading liabilities	0	0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(650,084)	(803,147)
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	1,916	3,431
Customer deposits	3,588	4,626
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	79,443	108,784
Obligation to return securities received as collateral	21,675	30,045
Trading liabilities	89,943	91,091
Short-term borrowings	5,620	4,513
Long-term debt	63,343	64,774
Other liabilities	23,698	26,799
Total liabilities	289,226	334,063
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	10,541	10,567
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	25,960	28,734
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	14,482	13,775
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,278	3,683
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	402	442
Trading liabilities	33,299	32,993
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	26,295	27,100
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	184	320
Trading liabilities	5,829	5,226
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	21,273	29,603
Trading liabilities	15,937	18,504
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	40,707	39,594

Financial instruments (Details 4) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended																																				6 Months Ended
	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Securities received as collateral	Jun. 30, 2013 Trading assets	Jun. 30, 2012 Trading assets	Jun. 30, 2013 Trading assets Debt securities	Jun. 30, 2012 Trading assets Debt securities	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities	Jun. 30, 2013 Trading assets Debt securities RMBS	Jun. 30, 2012 Trading assets Debt securities RMBS	Jun. 30, 2013 Trading assets Debt securities CMBS	Jun. 30, 2012 Trading assets Debt securities CMBS	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2013 Trading assets Equity securities	Jun. 30, 2012 Trading assets Equity securities	Jun. 30, 2013 Trading assets Derivative instruments	Jun. 30, 2012 Trading assets Derivative instruments	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2012 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2013 Trading assets Other	Jun. 30, 2012 Trading assets Other	Jun. 30, 2013 Investment securities	Jun. 30, 2012 Investment securities	Jun. 30, 2013 Other investments	Jun. 30, 2012 Other investments	Jun. 30, 2013 Other investments Hedge funds	Dec. 31, 2012 Other investments Hedge funds	Jun. 30, 2013 Other investments Other equity investments	Dec. 31, 2012 Other investments Other equity investments	Jun. 30, 2013 Other investments Other equity investments - of which private	Dec. 31, 2012 Other investments Other equity investments - of which private	Jun. 30, 2013 Other investments Life finance instruments	Jun. 30, 2012 Other investments Life finance instruments	Jun. 30, 2013 Other investments Equity securities	Jun. 30, 2012 Other investments Equity securities	Jun. 30, 2013 Loans	Jun. 30, 2012 Loans	Jun. 30, 2013 Loans - of which commercial and industrial	Jun. 30, 2012 Loans - of which commercial and industrial	Jun. 30, 2013 Loans - of which financial institutions	Jun. 30, 2012 Loans - of which financial institutions	Jun. 30, 2013 Other intangible assets.	Jun. 30, 2012 Other intangible assets.	Jun. 30, 2013 Other assets	Jun. 30, 2012 Other assets	Jun. 30, 2013 Other assets - of which loans held-for-sale	Jun. 30, 2012 Other assets - of which loans held-for-sale	Jun. 30, 2013 Other assets - of which loans held-for-sale RMBS	Jun. 30, 2013 Assets	Jun. 30, 2012 Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,204	193	15,451	22,191	5,830	9,941	3,192	5,076	724	1,786	1,023	1,517	447	727	485	467	6,650	9,588	1,859	2,547	1,294	2,172	1,920	2,732	2,486	2,195	170	102	8,082	8,867	133	165	2,100	2,244	2,100	2,245	1,818	1,968	6,264	6,899	6,619	6,842	4,778	4,559	1,530	2,179	43	70	5,164	7,469	4,463	6,901		35,529	46,938
Transfers in, assets	0	0	1,736	2,578	465	1,269	146	479	257	517	26	111	14	136	190	287	916	912	42	55	721	455	149	396	165	110	0	0	0	4							0	0	0	4	93	220	81	114	11	76	0	0	1,551	1,180	1,540	1,155		3,380	3,982
Transfers out, assets	0	(195)	(2,273)	(2,759)	(979)	(1,477)	(483)	(665)	(292)	(545)	(100)	(154)	(39)	(44)	(173)	(39)	(897)	(1,128)	(198)	(247)	(262)	(328)	(258)	(459)	(224)	(115)	0	0	(40)	(48)							0	0	(40)	(48)	(1,644)	(97)	(322)	(97)	(2)	0	0	0	(1,556)	(1,593)	(1,554)	(1,592)		(5,513)	(4,692)
Purchases, assets	0	0	6,157	4,775	3,291	3,338	1,009	2,268	758	477	129	206	1,384	300	139	198	0	0	0	0	0	0	0	0	2,727	1,239	166	0	579	425							100	70	479	355	368	327	368	92	1	227	0	2	2,673	1,513	2,494	1,465		9,943	7,042
Sales, assets	0	0	(6,914)	(6,884)	(4,545)	(5,310)	(2,020)	(3,323)	(638)	(999)	(821)	(142)	(1,008)	(485)	(236)	(446)	0	0	0	0	0	0	0	0	(2,133)	(1,128)	(17)	(7)	(1,244)	(726)							(186)	(154)	(1,058)	(572)	(834)	(712)	(595)	(353)	(119)	(345)	0	0	(1,707)	(1,744)	(1,538)	(1,662)		(10,716)	(10,073)
Issuances, assets	0	0	721	701	0	0	0	0	0	0	0	0	0	0	0	0	721	701	164	152	111	145	116	259	0	0	0	0	0	0							0	0	0	0	3,593	1,779	1,346	1,095	240	496	0	0	700	101	700	101		5,014	2,581
Settlements, assets	0	0	(1,069)	(1,656)	0	0	0	0	0	0	0	0	0	0	0	0	(1,004)	(1,656)	(198)	(369)	(302)	(385)	(225)	(616)	(65)	0	0	0	0	0							0	0	0	0	(1,193)	(1,803)	(780)	(1,459)	(363)	(329)	0	0	(501)	(664)	(501)	(665)		(2,763)	(4,123)
Gain (loss) on transfers in/out included in trading revenues, assets	0	0	233	115	130	28	113	35	6	(11)	(3)	(5)	2	1	6	16	96	73	2	11	33	0	62	57	1	(2)	0	0	0	0							0	0	0	0	(1)	5	0	5	0	0	0	0	16	54	15	53		248	174
Gain (loss) on all other activity included in trading revenues, assets	(25)	0	5	47	150	34	9	232	64	26	33	(170)	45	17	(2)	(52)	(97)	54	(161)	34	(9)	22	250	(129)	(46)	11	0	0	(82)	26							(80)	25	(2)	1	(81)	(186)	(126)	12	(49)	(221)	0	0	133	318	92	286	90	(25)	180
Gain (loss) on transfers in/out included in other revenues, assets	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0							0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0
Gain (loss) on all other activity included in other revenues, assets	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	279	397							0	0	279	397	0	0	0	0	0	0	(6)	(9)	0	0	0	0		273	388
Foreign currency translation impact, assets	7	2	466	81	169	24	91	23	27	2	19	1	20	2	14	(2)	194	42	50	12	41	10	62	7	89	17	0	(3)	255	56							61	13	194	43	229	25	149	10	49	10	2	0	158	1	131	10		1,110	169
Balance at end of period, assets	1,186	0	14,513	19,189	4,511	7,847	2,057	4,125	906	1,253	306	1,364	865	654	423	429	6,579	8,586	1,560	2,195	1,627	2,091	2,076	2,247	3,000	2,327	319	92	7,829	9,001	133	165	2,100	2,244	2,100	2,245	1,713	1,922	6,116	7,079	7,149	6,400	4,899	3,978	1,298	2,093	39	63	6,631	6,635	5,842	6,052		36,480	42,566

Financial instruments (Details 5) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities		193
Transfers in, liabilities		0
Transfers out, liabilities		(195)
Purchases, liabilities		0
Sales, liabilities		0
Issuances, liabilities		0
Settlements, liabilities		0
Gain (loss) on transfers in/out included in trading revenues, liabilities		0
Gain (loss) on all other activity included in trading revenues, liabilities		0
Gain (loss) on transfers in/out included in other revenues, liabilities		0
Gain (loss) on all other activity included in other revenues, liabilities		0
Foreign currency translation impact, liabilities		2
Balance at end of period, liabilities		0
Due to banks and customer deposits
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	25
Transfers in, liabilities	0
Transfers out, liabilities	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	53
Settlements, liabilities	0
Gain (loss) on transfers in/out included in trading revenues, liabilities	0
Gain (loss) on all other activity included in trading revenues, liabilities	(13)
Gain (loss) on transfers in/out included in other revenues, liabilities	0
Gain (loss) on all other activity included in other revenues, liabilities	0
Foreign currency translation impact, liabilities	(3)
Balance at end of period, liabilities	62
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	5,356	7,343
Transfers in, liabilities	1,024	704
Transfers out, liabilities	(814)	(980)
Purchases, liabilities	53	36
Sales, liabilities	(155)	(271)
Issuances, liabilities	489	465
Settlements, liabilities	(1,125)	(1,282)
Gain (loss) on transfers in/out included in trading revenues, liabilities	124	41
Gain (loss) on all other activity included in trading revenues, liabilities	252	47
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	165	28
Balance at end of period, liabilities	5,369	6,131
Trading Liabilities | Interest rate derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,357	1,588
Transfers in, liabilities	59	79
Transfers out, liabilities	(132)	(377)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	82	63
Settlements, liabilities	(43)	(67)
Gain (loss) on transfers in/out included in trading revenues, liabilities	3	23
Gain (loss) on all other activity included in trading revenues, liabilities	(269)	13
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	38	12
Balance at end of period, liabilities	1,095	1,334
Trading Liabilities | Foreign exchange derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,648	2,836
Transfers in, liabilities	15	1
Transfers out, liabilities	(14)	(167)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	13	0
Settlements, liabilities	(472)	(496)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	20
Gain (loss) on all other activity included in trading revenues, liabilities	73	1
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	50	10
Balance at end of period, liabilities	1,312	2,205
Trading Liabilities | Credit derivatives
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	819	1,520
Transfers in, liabilities	808	520
Transfers out, liabilities	(267)	(313)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	71	69
Settlements, liabilities	(226)	(459)
Gain (loss) on transfers in/out included in trading revenues, liabilities	40	30
Gain (loss) on all other activity included in trading revenues, liabilities	89	(113)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	27	2
Balance at end of period, liabilities	1,361	1,256
Trading Liabilities | Equity/Index-related products
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,003	1,022
Transfers in, liabilities	111	62
Transfers out, liabilities	(302)	(109)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	275	236
Settlements, liabilities	(308)	(191)
Gain (loss) on transfers in/out included in trading revenues, liabilities	90	(32)
Gain (loss) on all other activity included in trading revenues, liabilities	341	(99)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	34	0
Balance at end of period, liabilities	1,244	889
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	124	236
Transfers in, liabilities	46	4
Transfers out, liabilities	(34)	(60)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	203	129
Settlements, liabilities	(86)	(233)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	(6)
Gain (loss) on all other activity included in trading revenues, liabilities	(61)	9
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	5	(1)
Balance at end of period, liabilities	193	78
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	10,098	12,715
Transfers in, liabilities	1,728	1,493
Transfers out, liabilities	(1,209)	(1,654)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	2,818	1,438
Settlements, liabilities	(2,787)	(2,852)
Gain (loss) on transfers in/out included in trading revenues, liabilities	16	116
Gain (loss) on all other activity included in trading revenues, liabilities	(51)	351
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	347	70
Balance at end of period, liabilities	10,960	11,677
Long-term debt | Long-term debt - of which structured notes over two years
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,189	7,576
Transfers in, liabilities	321	657
Transfers out, liabilities	(893)	(852)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	1,966	1,039
Settlements, liabilities	(1,160)	(1,517)
Gain (loss) on transfers in/out included in trading revenues, liabilities	12	59
Gain (loss) on all other activity included in trading revenues, liabilities	(352)	152
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	223	53
Balance at end of period, liabilities	6,306	7,167
Long-term debt | Long-term debt - of which nonrecourse liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,551	3,585
Transfers in, liabilities	1,369	744
Transfers out, liabilities	(196)	(716)
Purchases, liabilities	0	0
Sales, liabilities	0	0
Issuances, liabilities	438	173
Settlements, liabilities	(1,274)	(1,171)
Gain (loss) on transfers in/out included in trading revenues, liabilities	10	53
Gain (loss) on all other activity included in trading revenues, liabilities	114	147
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	76	6
Balance at end of period, liabilities	3,088	2,821
Other liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,847	3,890
Transfers in, liabilities	31	131
Transfers out, liabilities	(131)	(46)
Purchases, liabilities	62	273
Sales, liabilities	(280)	(668)
Issuances, liabilities	1	1
Settlements, liabilities	(58)	(219)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(16)	(7)
Gain (loss) on all other activity included in trading revenues, liabilities	(18)	80
Gain (loss) on transfers in/out included in other revenues, liabilities	26	0
Gain (loss) on all other activity included in other revenues, liabilities	135	115
Foreign currency translation impact, liabilities	77	7
Balance at end of period, liabilities	2,676	3,557
Other liabilities | Other liabilities - of which failed sales
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,160	1,909
Transfers in, liabilities	12	72
Transfers out, liabilities	(77)	(19)
Purchases, liabilities	45	266
Sales, liabilities	(230)	(661)
Issuances, liabilities	0	0
Settlements, liabilities	0	(46)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	0
Gain (loss) on all other activity included in trading revenues, liabilities	(8)	144
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	38	6
Balance at end of period, liabilities	936	1,671
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	18,450	24,377
Transfers in, liabilities	2,829	2,332
Transfers out, liabilities	(2,188)	(2,935)
Purchases, liabilities	115	309
Sales, liabilities	(435)	(939)
Issuances, liabilities	3,564	2,033
Settlements, liabilities	(4,056)	(4,586)
Gain (loss) on transfers in/out included in trading revenues, liabilities	120	144
Gain (loss) on all other activity included in trading revenues, liabilities	109	487
Gain (loss) on transfers in/out included in other revenues, liabilities	26	0
Gain (loss) on all other activity included in other revenues, liabilities	135	115
Foreign currency translation impact, liabilities	591	106
Balance at end of period, liabilities	19,260	21,443

Financial instruments (Details 6) (Recurring basis, CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Recurring basis
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	17,079	22,561
Transfers in, net assets/liabilities	551	1,650
Transfers out, net assets/liabilities	(3,325)	(1,757)
Purchases, net assets/liabilities	9,828	6,733
Sales, net assets/liabilities	(10,281)	(9,134)
Issuances, net assets/liabilities	1,450	548
Settlements, net assets/liabilities	1,293	463
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	128	30
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(134)	(307)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	(26)	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	138	273
Foreign currency translation impact, net assets/liabilities	519	63
Balance at beginning of period, net assets/liabilities	17,220	21,123

Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	106	(4)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,005)	426
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(6)	(277)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,079)	113
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	112	273
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	74	313

Financial instruments (Details 8) (Nonrecurring basis, CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Assets and liabilities recorded at fair value
Loans	0.4	0.5
Level 3
Assets and liabilities recorded at fair value
Loans	0.4	0.5

Financial instruments (Details 9) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial instruments (CHF million)
Interest-bearing deposits with banks	2,308	3,719
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	173,395	183,446
Loans	229,743	227,498
Other assets	72,633	72,782
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(99,073)	(132,721)
Short-term borrowings	(20,976)	(14,838)
Long-term debt	(132,789)	(146,997)
Other liabilities	(55,863)	(57,367)
Aggregate fair value
Loans (CHF million)
Non-interest-earning loans	715	920
Financial instruments (CHF million)
Interest-bearing deposits with banks	396	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,972	113,664
Loans	19,569	20,000
Other assets	25,863	22,060
Due to banks and customer deposits	(780)	(531)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,443)	(108,784)
Short-term borrowings	(5,620)	(4,513)
Long-term debt	(63,343)	(64,774)
Other liabilities	(2,278)	(3,683)
Aggregate unpaid principal
Loans (CHF million)
Non-interest-earning loans	3,090	3,810
Financial instruments (CHF million)
Interest-bearing deposits with banks	391	615
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99,602	113,196
Loans	20,469	20,278
Other assets	31,188	29,787
Due to banks and customer deposits	(774)	(493)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(79,373)	(108,701)
Short-term borrowings	(5,562)	(4,339)
Long-term debt	(64,489)	(66,434)
Other liabilities	(3,741)	(6,186)
Difference
Loans (CHF million)
Non-interest-earning loans	(2,375)	(2,890)
Financial instruments (CHF million)
Interest-bearing deposits with banks	5	12
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	370	468
Loans	(900)	(278)
Other assets	(5,325)	(7,727)
Due to banks and customer deposits	(6)	(38)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(70)	(83)
Short-term borrowings	(58)	(174)
Long-term debt	1,146	1,660
Other liabilities	1,463	2,503

Financial instruments (Details 10) (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash and due from banks
Gains (losses) on financial instruments
Net gains/(losses)	0	(12)
Net gains/(losses) of which related to credit risk - on assets	0	(13)
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	4	0
Net gains/(losses) of which related to credit risk - on assets	(2)	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	532	628
Other trading assets
Gains (losses) on financial instruments
Net gains/(losses)	0	10
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	(34)	26
Net gains/(losses) of which related to credit risk - on assets	0	10
Loans
Gains (losses) on financial instruments
Net gains/(losses)	224	1
Net gains/(losses) of which related to credit risk - on assets	(107)	259
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	1,128	1,223
Net gains/(losses) of which related to credit risk - on assets	300	268
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	13	4
Net gains/(losses) of which related to credit risk - on liabilities	(1)	16
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	40	30
Short-term borrowings.
Gains (losses) on financial instruments
Net gains/(losses)	6	(131)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	783	(2,870)
Net gains/(losses) of which related to credit risk - on liabilities	21	(1,177)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	254	265
Net gains/(losses) of which related to credit risk - on liabilities	51	294

Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,456	4,494
Redeemable	3,639	4,297
Total fair value	8,095	8,791
Unfunded commitments	981	1,272
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	2,169	1,958
Redeemable attributable to non-controlling interest	112	107
Unfunded commitments attributable to non-controlling interest	503	418
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	155	179
Redeemable	3,204	3,737
Total fair value	3,359	3,916
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	126	127
Redeemable	18	38
Total fair value	144	165
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	29	52
Redeemable	3,275	3,810
Total fair value	3,304	3,862
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	52.00%	57.00%
Percentage of investment subject to monthly redemption	18.00%	13.00%
Percentage of investment subject to quarterly redemption	11.00%	13.00%
Percentage of investment subject to annual redemption	18.00%	17.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(89)	(111)
Total fair value	(89)	(111)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,301	4,315
Redeemable	435	560
Total fair value	4,736	4,875
Unfunded commitments	981	1,272
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	46	75
Redeemable	435	560
Total fair value	481	635
Unfunded commitments	55	203
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	23.00%	19.00%
Percentage of investment subject to quarterly redemption	54.00%	66.00%
Percentage of investment subject to annual redemption	17.00%	11.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,883	3,855
Redeemable	0	0
Total fair value	3,883	3,855
Unfunded commitments	926	1,069
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	372	385
Redeemable	0	0
Total fair value	372	385
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	40	68
Redeemable	218	365
Total fair value	258	433
Unfunded commitments	22	157
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	111	97
Redeemable	0	0
Total fair value	111	97
Unfunded commitments	3	17
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	3
Redeemable	32	43
Total fair value	35	46
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,520	2,530
Redeemable	0	0
Total fair value	2,520	2,530
Unfunded commitments	593	723
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	406	382
Redeemable	0	0
Total fair value	406	382
Unfunded commitments	134	131
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	4
Redeemable	185	152
Total fair value	188	156
Unfunded commitments	33	46
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	846	846
Redeemable	0	0
Total fair value	846	846
Unfunded commitments	196	198

Financial instruments (Details 14) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,986	4,520
Transfers out of level 1 to level 2, Trading assets	257	314
Transfers to level 1 out of level 2, Trading liabilities	3,792	5,185
Transfers out of level 1 to level 2, Trading liabilities	43	118
Debt securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	471	47
Transfers out of level 1 to level 2, Trading assets	85	96
Transfers to level 1 out of level 2, Trading liabilities	6	26
Transfers out of level 1 to level 2, Trading liabilities	17	32
Equity securities
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	422	99
Transfers out of level 1 to level 2, Trading assets	171	202
Transfers to level 1 out of level 2, Trading liabilities	250	43
Transfers out of level 1 to level 2, Trading liabilities	17	20
Derivative instruments
Fair Value, Transfers between level 1 and level 2
Transfers to level 1 out of level 2, Trading assets	4,093	4,374
Transfers out of level 1 to level 2, Trading assets	1	16
Transfers to level 1 out of level 2, Trading liabilities	3,536	5,116
Transfers out of level 1 to level 2, Trading liabilities	9	66

Financial instruments (Details 15) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2012 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Dec. 31, 2011 Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	Jun. 30, 2012 Securities received as collateral	Dec. 31, 2011 Securities received as collateral	Jun. 30, 2013 Trading assets	Dec. 31, 2012 Trading assets	Jun. 30, 2012 Trading assets	Dec. 31, 2011 Trading assets	Jun. 30, 2013 Trading assets Debt securities	Dec. 31, 2012 Trading assets Debt securities	Jun. 30, 2012 Trading assets Debt securities	Dec. 31, 2011 Trading assets Debt securities	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities	Jun. 30, 2012 Trading assets Debt securities Corporate debt securities	Dec. 31, 2011 Trading assets Debt securities Corporate debt securities	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Minimum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Option model Maximum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Option model Weighted average	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Minimum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities Corporate debt securities Market comparable Maximum	Jun. 30, 2013 Trading assets Debt securities Corporate debt securities Market comparable Weighted average	Jun. 30, 2013 Trading assets Debt securities RMBS	Dec. 31, 2012 Trading assets Debt securities RMBS	Jun. 30, 2012 Trading assets Debt securities RMBS	Dec. 31, 2011 Trading assets Debt securities RMBS	Jun. 30, 2013 Trading assets Debt securities RMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities RMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities RMBS Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities RMBS Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities CMBS	Dec. 31, 2012 Trading assets Debt securities CMBS	Jun. 30, 2012 Trading assets Debt securities CMBS	Dec. 31, 2011 Trading assets Debt securities CMBS	Jun. 30, 2013 Trading assets Debt securities CMBS Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities CMBS Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities CMBS Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities CMBS Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2012 Trading assets Debt securities Collateralized debt obligations	Dec. 31, 2011 Trading assets Debt securities Collateralized debt obligations	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Minimum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Vendor price Maximum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Vendor price Weighted average	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Minimum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Dec. 31, 2012 Trading assets Debt securities Collateralized debt obligations Market comparable Maximum	Jun. 30, 2013 Trading assets Debt securities Collateralized debt obligations Market comparable Weighted average	Jun. 30, 2013 Trading assets Equity securities	Dec. 31, 2012 Trading assets Equity securities	Jun. 30, 2012 Trading assets Equity securities	Dec. 31, 2011 Trading assets Equity securities	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Equity securities Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Equity securities Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Equity securities Market comparable	Dec. 31, 2012 Trading assets Equity securities Market comparable	Jun. 30, 2013 Trading assets Equity securities Market comparable Minimum	Dec. 31, 2012 Trading assets Equity securities Market comparable Minimum	Jun. 30, 2013 Trading assets Equity securities Market comparable Maximum	Dec. 31, 2012 Trading assets Equity securities Market comparable Maximum	Jun. 30, 2013 Trading assets Equity securities Market comparable Weighted average	Jun. 30, 2013 Trading assets Derivative instruments	Dec. 31, 2012 Trading assets Derivative instruments	Jun. 30, 2012 Trading assets Derivative instruments	Dec. 31, 2011 Trading assets Derivative instruments	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2012 Trading assets Derivative instruments Interest rate derivatives	Dec. 31, 2011 Trading assets Derivative instruments Interest rate derivatives	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Minimum	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Interest rate derivatives Option model Maximum	Jun. 30, 2013 Trading assets Derivative instruments Interest rate derivatives Option model Weighted average	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2012 Trading assets Derivative instruments Credit derivatives	Dec. 31, 2011 Trading assets Derivative instruments Credit derivatives	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Derivative instruments Credit derivatives Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Derivative instruments Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2012 Trading assets Derivative instruments Equity/Index-related products	Dec. 31, 2011 Trading assets Derivative instruments Equity/Index-related products	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products Option model Minimum	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Dec. 31, 2012 Trading assets Derivative instruments Equity/Index-related products Option model Maximum	Jun. 30, 2013 Trading assets Derivative instruments Equity/Index-related products Option model Weighted average	Jun. 30, 2013 Trading assets Other	Dec. 31, 2012 Trading assets Other	Jun. 30, 2012 Trading assets Other	Dec. 31, 2011 Trading assets Other	Jun. 30, 2013 Trading assets Other Discounted cash flow	Dec. 31, 2012 Trading assets Other Discounted cash flow	Jun. 30, 2013 Trading assets Other Discounted cash flow Minimum	Dec. 31, 2012 Trading assets Other Discounted cash flow Minimum	Jun. 30, 2013 Trading assets Other Discounted cash flow Maximum	Dec. 31, 2012 Trading assets Other Discounted cash flow Maximum	Jun. 30, 2013 Trading assets Other Discounted cash flow Weighted average	Jun. 30, 2013 Trading assets Other Market comparable	Dec. 31, 2012 Trading assets Other Market comparable	Jun. 30, 2013 Trading assets Other Market comparable Minimum	Dec. 31, 2012 Trading assets Other Market comparable Minimum	Jun. 30, 2013 Trading assets Other Market comparable Maximum	Dec. 31, 2012 Trading assets Other Market comparable Maximum	Jun. 30, 2013 Trading assets Other Market comparable Weighted average	Jun. 30, 2013 Investment securities	Dec. 31, 2012 Investment securities	Jun. 30, 2012 Investment securities	Dec. 31, 2011 Investment securities	Jun. 30, 2013 Other investments	Dec. 31, 2012 Other investments	Jun. 30, 2012 Other investments	Dec. 31, 2011 Other investments	Jun. 30, 2013 Other investments Private equity	Dec. 31, 2012 Other investments Private equity	Jun. 30, 2013 Other investments Hedge funds	Dec. 31, 2012 Other investments Hedge funds	Jun. 30, 2013 Other investments Other equity investments	Dec. 31, 2012 Other investments Other equity investments	Jun. 30, 2013 Other investments Life finance instruments	Dec. 31, 2012 Other investments Life finance instruments	Jun. 30, 2012 Other investments Life finance instruments	Dec. 31, 2011 Other investments Life finance instruments	Jun. 30, 2013 Other investments Life finance instruments Discounted cash flow Minimum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Minimum	Jun. 30, 2013 Other investments Life finance instruments Discounted cash flow Maximum	Dec. 31, 2012 Other investments Life finance instruments Discounted cash flow Maximum	Jun. 30, 2013 Other investments Life finance instruments Discounted cash flow Weighted average	Jun. 30, 2013 Other investments Other equity investments - of which private	Dec. 31, 2012 Other investments Other equity investments - of which private	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Minimum	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Discounted cash flow Maximum	Jun. 30, 2013 Other investments Other equity investments - of which private Discounted cash flow Weighted average	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable Minimum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Minimum	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable Maximum	Dec. 31, 2012 Other investments Other equity investments - of which private Market comparable Maximum	Jun. 30, 2013 Other investments Other equity investments - of which private Market comparable Weighted average	Jun. 30, 2013 Other investments Equity securities	Dec. 31, 2012 Other investments Equity securities	Jun. 30, 2012 Other investments Equity securities	Dec. 31, 2011 Other investments Equity securities	Jun. 30, 2013 Loans	Dec. 31, 2012 Loans	Jun. 30, 2012 Loans	Dec. 31, 2011 Loans	Jun. 30, 2013 Loans - of which commercial and industrial	Dec. 31, 2012 Loans - of which commercial and industrial	Jun. 30, 2012 Loans - of which commercial and industrial	Dec. 31, 2011 Loans - of which commercial and industrial	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Minimum	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which commercial and industrial Discounted cash flow Maximum	Jun. 30, 2013 Loans - of which commercial and industrial Discounted cash flow Weighted average	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable Minimum	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable Maximum	Jun. 30, 2013 Loans - of which commercial and industrial Market comparable Weighted average	Jun. 30, 2013 Loans - of which financial institutions	Dec. 31, 2012 Loans - of which financial institutions	Jun. 30, 2012 Loans - of which financial institutions	Dec. 31, 2011 Loans - of which financial institutions	Jun. 30, 2013 Loans - of which financial institutions Discounted cash flow Minimum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Minimum	Jun. 30, 2013 Loans - of which financial institutions Discounted cash flow Maximum	Dec. 31, 2012 Loans - of which financial institutions Discounted cash flow Maximum	Jun. 30, 2013 Loans - of which financial institutions Discounted cash flow Weighted average	Jun. 30, 2013 Other intangible assets.	Dec. 31, 2012 Other intangible assets.	Jun. 30, 2012 Other intangible assets.	Dec. 31, 2011 Other intangible assets.	Jun. 30, 2013 Other assets	Dec. 31, 2012 Other assets	Jun. 30, 2012 Other assets	Dec. 31, 2011 Other assets	Jun. 30, 2013 Other assets - of which loans held-for-sale	Dec. 31, 2012 Other assets - of which loans held-for-sale	Jun. 30, 2012 Other assets - of which loans held-for-sale	Dec. 31, 2011 Other assets - of which loans held-for-sale	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Minimum	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Discounted cash flow Maximum	Jun. 30, 2013 Other assets - of which loans held-for-sale Discounted cash flow Weighted average	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Minimum	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Vendor price Maximum	Jun. 30, 2013 Other assets - of which loans held-for-sale Vendor price Weighted average	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable Minimum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Minimum	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable Maximum	Dec. 31, 2012 Other assets - of which loans held-for-sale Market comparable Maximum	Jun. 30, 2013 Other assets - of which loans held-for-sale Market comparable Weighted average	Jun. 30, 2013 Assets	Dec. 31, 2012 Assets	Jun. 30, 2012 Assets	Dec. 31, 2011 Assets
Quantitative information about level 3 assets at fair value
Fair value, assets	1,186	1,204	0	193	14,513	15,451	19,189	22,191	4,511	5,830	7,847	9,941	2,057	3,192	4,125	5,076	136	754						797	1,231						872	797						906	724	1,253	1,786						306	1,023	1,364	1,517						865	447	654	727	442	123						175	193						86	78						423	485	429	467	41	26						191	237						6,579	6,650	8,586	9,588	1,560	1,859	2,195	2,547						1,627	1,294	2,091	2,172						2,076	1,920	2,247	2,732						3,000	2,486	2,327	2,195	553	564						2,313	1,891						319	170	92	102	7,829	8,082	9,001	8,867	3,883	3,855	133	165	2,100	2,244	1,713	1,818	1,922	1,968						2,100	2,245	650	759						963	903						6,116	6,264	7,079	6,899	7,149	6,619	6,400	6,842	4,899	4,778	3,978	4,559	4,459						282				1,298	1,530	2,093	2,179						39	43	63	70	6,631	5,164	6,635	7,469	5,842	4,463	6,052	6,901	796	328						2,546	2,031						1,786	2,009						36,480	35,529	42,566	46,938
Unobservable input
Buyback probability (in %)																			50.00%	50.00%	100.00%	100.00%	61.00%
Capitalization rate (in %)																																																			4.00%	5.00%	12.00%	12.00%	9.00%																																7.00%	7.00%	7.00%	7.00%	7.00%
Correlation (in %)																			(83.00%)	(87.00%)	93.00%	97.00%	15.00%																																																																																				17.00%	17.00%	100.00%	100.00%	72.00%					41.00%	30.00%	97.00%	97.00%	60.00%					(83.00%)	(87.00%)	93.00%	97.00%	15.00%
Credit spread (in bp)																										54	0	650	2,439	406																																																																													21	34	500	157	92					1	1	2,688	5,843	140																																																							963	1,070	1,315	2,049	1,123																					37	0	2,527	2,763	507									99	0	920	888	461															110	20	1,710	1,458	522
Contingent probability (in %)																																																																																																																																																																															50.00%	50.00%	50.00%	50.00%	50.00%
EBITDA multiple																																																																																														3	3	12	12	8																																																																																				2	2	12	13	8
Internal rate of return (in %)																																																				9.00%		15.00%
Life expectancy (in years)																																																																																																																																								4	4	20	20	10																										1	1	22	23	9
Prepayment rate (in %)																																										0.00%	0.00%	26.00%	55.00%	7.00%					0.00%	0.00%	10.00%	10.00%	7.00%							0.00%	0.00%	20.00%	40.00%	16.00%																																									2.00%	2.00%	45.00%	45.00%	28.00%					0.00%	0.00%	25.00%	40.00%	5.00%
Price (in %)																																	0.00%	0.00%	136.00%	146.00%	90.00%																																0.00%	0.00%	138.00%	102.00%	102.00%			84.00%	80.00%	97.00%	93.00%	87.00%																																																															0.00%	0.00%	123.00%	103.00%	38.00%																																																											0.00%	100.00%	48.00%																															1.00%	0.00%	150.00%	103.00%	103.00%			0.00%	0.00%	116.00%	115.00%	73.00%
Recovery rate (in %)																																																																																																																				0.00%	0.00%	77.00%	75.00%	25.00%
Volatility (in %)																																																																																																											2.00%	(5.00%)	31.00%	31.00%	7.00%														4.00%	2.00%	148.00%	157.00%	30.00%
Volatility skew (in %)																																																																																																											(9.00%)		4.00%		(2.00%)
Discount rate (in %)																																										1.00%	2.00%	38.00%	50.00%	10.00%					0.00%	2.00%	34.00%	35.00%	15.00%							3.00%	2.00%	19.00%	35.00%	6.00%																					15.00%		15.00%		15.00%																									0.00%	2.00%	38.00%	35.00%	10.00%
Default rate (in %)																																										0.00%	0.00%	25.00%	25.00%	7.00%					0.00%	0.00%	15.00%	40.00%	4.00%							1.00%	0.00%	3.00%	25.00%	2.00%																																																		0.00%	0.00%	25.00%	25.00%	11.00%
Loss severity (in %)																																										0.00%	0.00%	100.00%	100.00%	39.00%					0.00%	0.00%	50.00%	90.00%	14.00%							25.00%	0.00%	50.00%	100.00%	33.00%																																																		0.00%	0.00%	100.00%	100.00%	58.00%

Financial instruments (Details 16) (Recurring basis, CHF) In Millions, unless otherwise specified	Jun. 30, 2012 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Dec. 31, 2011 Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	Jun. 30, 2013 Due to banks and customer deposits	Dec. 31, 2012 Due to banks and customer deposits	Jun. 30, 2013 Trading Liabilities	Dec. 31, 2012 Trading Liabilities	Jun. 30, 2012 Trading Liabilities	Dec. 31, 2011 Trading Liabilities	Jun. 30, 2013 Trading Liabilities Interest rate derivatives	Dec. 31, 2012 Trading Liabilities Interest rate derivatives	Jun. 30, 2012 Trading Liabilities Interest rate derivatives	Dec. 31, 2011 Trading Liabilities Interest rate derivatives	Jun. 30, 2013 Trading Liabilities Interest rate derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Minimum	Jun. 30, 2013 Trading Liabilities Interest rate derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Interest rate derivatives Option model Maximum	Jun. 30, 2013 Trading Liabilities Interest rate derivatives Option model Weighted average	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2012 Trading Liabilities Foreign exchange derivatives	Dec. 31, 2011 Trading Liabilities Foreign exchange derivatives	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives Option model Minimum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Minimum	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives Option model Maximum	Dec. 31, 2012 Trading Liabilities Foreign exchange derivatives Option model Maximum	Jun. 30, 2013 Trading Liabilities Foreign exchange derivatives Option model Weighted average	Jun. 30, 2013 Trading Liabilities Credit derivatives	Dec. 31, 2012 Trading Liabilities Credit derivatives	Jun. 30, 2012 Trading Liabilities Credit derivatives	Dec. 31, 2011 Trading Liabilities Credit derivatives	Jun. 30, 2013 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Minimum	Jun. 30, 2013 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Dec. 31, 2012 Trading Liabilities Credit derivatives Discounted cash flow Maximum	Jun. 30, 2013 Trading Liabilities Credit derivatives Discounted cash flow Weighted average	Jun. 30, 2013 Trading Liabilities Equity/Index-related products	Dec. 31, 2012 Trading Liabilities Equity/Index-related products	Jun. 30, 2012 Trading Liabilities Equity/Index-related products	Dec. 31, 2011 Trading Liabilities Equity/Index-related products	Jun. 30, 2013 Trading Liabilities Equity/Index-related products Option model Minimum	Dec. 31, 2012 Trading Liabilities Equity/Index-related products Option model Minimum	Jun. 30, 2013 Trading Liabilities Equity/Index-related products Option model Maximum	Dec. 31, 2012 Trading Liabilities Equity/Index-related products Option model Maximum	Jun. 30, 2013 Trading Liabilities Equity/Index-related products Option model Weighted average	Jun. 30, 2013 Short-term borrowings.	Dec. 31, 2012 Short-term borrowings.	Jun. 30, 2012 Short-term borrowings.	Dec. 31, 2011 Short-term borrowings.	Jun. 30, 2013 Long-term debt	Dec. 31, 2012 Long-term debt	Jun. 30, 2012 Long-term debt	Dec. 31, 2011 Long-term debt	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2012 Long-term debt Long-term debt - of which structured notes over two years	Dec. 31, 2011 Long-term debt Long-term debt - of which structured notes over two years	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Minimum	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which structured notes over two years Option model Maximum	Jun. 30, 2013 Long-term debt Long-term debt - of which structured notes over two years Option model Weighted average	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities	Dec. 31, 2011 Long-term debt Long-term debt - of which nonrecourse liabilities	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Minimum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Maximum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Vendor price Weighted average	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Minimum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Dec. 31, 2012 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Maximum	Jun. 30, 2013 Long-term debt Long-term debt - of which nonrecourse liabilities Market comparable Weighted average	Jun. 30, 2013 Other liabilities	Dec. 31, 2012 Other liabilities	Jun. 30, 2012 Other liabilities	Dec. 31, 2011 Other liabilities	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales	Jun. 30, 2012 Other liabilities Other liabilities - of which failed sales	Dec. 31, 2011 Other liabilities Other liabilities - of which failed sales	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow Minimum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Discounted cash flow Maximum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Discounted cash flow Weighted average	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable Minimum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Dec. 31, 2012 Other liabilities Other liabilities - of which failed sales Market comparable Maximum	Jun. 30, 2013 Other liabilities Other liabilities - of which failed sales Market comparable Weighted average	Jun. 30, 2013 Liabilities:	Dec. 31, 2012 Liabilities:	Jun. 30, 2012 Liabilities:	Dec. 31, 2011 Liabilities:
Quantitative information about level 3 liabilities at fair value
Fair value, liabilities	0	193	62	25	5,369	5,356	6,131	7,343	1,095	1,357	1,334	1,588						1,312	1,648	2,205	2,836						1,361	819	1,256	1,520						1,244	1,003	889	1,022						193	124	78	236	10,960	10,098	11,677	12,715	6,306	6,189	7,167	7,576						3,088	2,551	2,821	3,585	2,763	2,255						262	230						2,676	2,847	3,557	3,890	936	1,160	1,671	1,909	263	290						651	646						19,260	18,450	21,443	24,377
Unobservable input
Basis spread (in bp)													(21)	(28)	211	54	106
Buyback probability (in %)																																								50.00%	50.00%	100.00%	100.00%	61.00%													50.00%	50.00%	100.00%	100.00%	61.00%
Correlation (in %)													(30.00%)	17.00%	99.00%	100.00%	62.00%					(10.00%)	(10.00%)	70.00%	70.00%	50.00%					42.00%	0.00%	98.00%	47.00%	46.00%					(83.00%)	(87.00%)	93.00%	97.00%	15.00%													(83.00%)	(87.00%)	99.00%	97.00%	16.00%
Credit spread (in bp)																															1	0	2,688	5,843	151																																																							175	0	1,710	1,532	965
Gap risk (in %)																																								0.00%	0.00%	8.00%	4.00%	0.00%													0.00%	0.00%	8.00%	12.00%	0.00%
Mean reversion (in %)													3.00%	(33.00%)	10.00%	5.00%	7.00%
Prepayment rate (in %)													5.00%	4.00%	45.00%	45.00%	31.00%					20.00%	4.00%	32.00%	22.00%	26.00%					0.00%	0.00%	25.00%	40.00%	3.00%
Price (in %)																																																																				0.00%	0.00%	150.00%	103.00%	103.00%			0.00%	0.00%	87.00%	87.00%	7.00%																		0.00%	0.00%	99.00%	100.00%	74.00%
Recovery rate (in %)																															20.00%	0.00%	77.00%	77.00%	42.00%																																																							10.00%		10.00%		10.00%
Skew (in %)																																								59.00%	56.00%	129.00%	128.00%	94.00%
Volatility (in %)																																								4.00%	2.00%	148.00%	157.00%	29.00%													4.00%	2.00%	148.00%	157.00%	29.00%
Discount rate (in %)																															0.00%	2.00%	38.00%	35.00%	10.00%
Default rate (in %)																															0.00%	0.00%	25.00%	25.00%	11.00%
Loss severity (in %)																															0.00%	0.00%	100.00%	100.00%	58.00%

Financial instruments (Details 17) (CHF) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Financial assets (CHF million)
Loans	229,743	227,498
Financial liabilities (CHF million)
Short-term borrowings	20,976	14,838
Long-term debt	132,789	146,997
Carrying Value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,423	69,783
Loans	207,160	204,551
Other financial assets	154,086	133,498
Financial liabilities (CHF million)
Due to banks and deposits	340,533	320,208
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	23,937
Short-term borrowings	15,357	10,325
Long-term debt	69,447	82,223
Other financial liabilities	117,724	89,275
Level 1 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Loans	0	0
Other financial assets	59,834	63,519
Financial liabilities (CHF million)
Due to banks and deposits	199,663	193,288
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Other financial liabilities	0	0
Level 2 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	72,902	69,755
Loans	205,605	206,214
Other financial assets	92,916	68,568
Financial liabilities (CHF million)
Due to banks and deposits	140,769	126,798
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	23,939
Short-term borrowings	15,363	10,328
Long-term debt	65,659	79,032
Other financial liabilities	116,488	88,035
Level 3 | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	521	27
Loans	4,454	4,482
Other financial assets	1,711	1,680
Financial liabilities (CHF million)
Due to banks and deposits	10	9
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Short-term borrowings	0	0
Long-term debt	4,364	4,546
Other financial liabilities	1,150	1,170
Total - at fair value | Assets and liabilities not measured at fair value where a fair value is disclosed
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	73,423	69,782
Loans	210,059	210,696
Other financial assets	154,461	133,767
Financial liabilities (CHF million)
Due to banks and deposits	340,442	320,095
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	19,630	23,939
Short-term borrowings	15,363	10,328
Long-term debt	70,023	83,578
Other financial liabilities	117,638	89,205

Assets pledged and collateral (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	140,638	145,598
of which encumbered	86,390	90,745
Fair value of collateral received with the right to sell or repledge	387,052	402,784
of which sold or repledged	293,309	292,531